UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2012

Item 1. Reports to Stockholders

Spartan® Mid Cap Index
Fund

Spartan Small Cap Index Fund

Investor Class

Fidelity Advantage® Class

Semiannual Report

October 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Spartan® Mid Cap Index Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Spartan Small Cap Index Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2012 to October 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period* May 1, 2012 to October 31, 2012
Spartan Mid Cap Index Fund
Investor Class	.26%
Actual		$ 1,000.00	$ 1,001.00	$ 1.31**
HypotheticalA		$ 1,000.00	$ 1,023.89	$ 1.33**
Fidelity Advantage Class	.12%
Actual		$ 1,000.00	$ 1,002.00	$ .61**
HypotheticalA		$ 1,000.00	$ 1,024.60	$ .61**
Institutional Class	.08%
Actual		$ 1,000.00	$ 1,001.20	$ .40
HypotheticalA		$ 1,000.00	$ 1,024.80	$ .41
Fidelity Advantage Institutional Class	.06%
Actual		$ 1,000.00	$ 1,001.30	$ .30
HypotheticalA		$ 1,000.00	$ 1,024.90	$ .31
Spartan Small Cap Index Fund
Investor Class	.31%
Actual		$ 1,000.00	$ 1,008.70	$ 1.57**
HypotheticalA		$ 1,000.00	$ 1,023.64	$ 1.58**
Fidelity Advantage Class	.17%
Actual		$ 1,000.00	$ 1,009.70	$ .86**
HypotheticalA		$ 1,000.00	$ 1,024.35	$ .87**
Institutional Class	.13%
Actual		$ 1,000.00	$ 1,008.90	$ .66**
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .66**
Fidelity Advantage Institutional Class	.11%
Actual		$ 1,000.00	$ 1,009.00	$ .56**
HypotheticalA		$ 1,000.00	$ 1,024.65	$ .56**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 / 365 (to reflect the one-half year period).

Semiannual Report

Shareholder Expense Example - continued

** If fees and changes to the Fund's contractual expenses effective January 1, 2013 had been in effect during the entire period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid

Spartan Mid Cap Index Fund
Investor Class	.22%
Actual		$ 1.11
Hypothetical A		$ 1.12
Fidelity Advantage Class	.08%
Actual		$ .40
Hypothetical A		$ .41
Spartan Small Cap Index Fund
Investor Class	.23%
Actual		$ 1.16
Hypothetical A		$ 1.17
Fidelity Advantage Class	.09%
Actual		$ .46
Hypothetical A		$ .46
Institutional Class	.07%
Actual		$ .35
Hypothetical A		$ .36
Fidelity Advantage Institutional Class	.05%
Actual		$ .25
Hypothetical A		$ .26

A 5% return per year before expenses

Semiannual Report

Spartan Mid Cap Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
HCP, Inc.	0.5	0.4
Crown Castle International Corp.	0.5	0.4
Marathon Petroleum Corp.	0.4	0.0
H.J. Heinz Co.	0.4	0.4
Ventas, Inc.	0.4	0.3
PPG Industries, Inc.	0.4	0.4
Aon PLC	0.4	0.4
Intuit, Inc.	0.4	0.4
Whole Foods Market, Inc.	0.4	0.3
Alexion Pharmaceuticals, Inc.	0.4	0.4
	4.2
Market Sectors as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.7	19.2
Consumer Discretionary	16.8	16.1
Industrials	12.7	12.6
Information Technology	12.6	13.1
Health Care	9.6	9.6
Energy	7.2	7.5
Materials	6.2	6.6
Consumer Staples	6.2	6.2
Utilities	6.0	6.5
Telecommunication Services	1.7	1.1

Semiannual Report

Spartan Mid Cap Index Fund

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 16.8%
Auto Components - 0.8%
Allison Transmission Holdings, Inc. (d)	569	$ 11,488
BorgWarner, Inc. (a)	2,378	156,520
Delphi Automotive PLC	6,809	214,075
Gentex Corp.	2,939	50,610
Lear Corp.	2,070	88,182
The Goodyear Tire & Rubber Co. (a)	5,045	57,563
TRW Automotive Holdings Corp. (a)	2,098	97,578
Visteon Corp. (a)	1,079	47,584
		723,600
Automobiles - 0.4%
Harley-Davidson, Inc.	4,801	224,495
Tesla Motors, Inc. (a)(d)	1,466	41,239
Thor Industries, Inc.	909	34,569
		300,303
Distributors - 0.4%
Genuine Parts Co.	3,240	202,759
LKQ Corp. (a)	6,059	126,573
		329,332
Diversified Consumer Services - 0.3%
Apollo Group, Inc. Class A (non-vtg.) (a)	1,965	39,457
DeVry, Inc.	1,390	36,501
H&R Block, Inc.	5,703	100,943
ITT Educational Services, Inc. (a)(d)	495	10,638
Service Corp. International	4,502	63,208
Weight Watchers International, Inc.	548	27,537
		278,284
Hotels, Restaurants & Leisure - 1.9%
Bally Technologies, Inc. (a)	893	44,579
Brinker International, Inc.	1,543	47,524
Chipotle Mexican Grill, Inc. (a)	654	166,463
Choice Hotels International, Inc.	533	16,678
Darden Restaurants, Inc.	2,653	139,601
Dunkin' Brands Group, Inc.	1,470	45,570
Hyatt Hotels Corp. Class A (a)	944	34,456
International Game Technology	5,453	70,017
Marriott International, Inc. Class A	5,278	192,541
MGM Mirage, Inc. (a)	8,213	84,676
Panera Bread Co. Class A (a)	589	99,329
Penn National Gaming, Inc. (a)	1,343	54,297
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Royal Caribbean Cruises Ltd.	3,147	$ 105,959
Starwood Hotels & Resorts Worldwide, Inc.	4,096	212,378
Wendy's Co.	5,752	24,561
Wyndham Worldwide Corp.	3,003	151,351
Wynn Resorts Ltd.	1,656	200,475
		1,690,455
Household Durables - 1.5%
D.R. Horton, Inc.	5,741	120,331
Garmin Ltd.	2,240	85,098
Harman International Industries, Inc.	1,455	61,008
Jarden Corp.	1,656	82,469
Leggett & Platt, Inc.	2,941	78,025
Lennar Corp. Class A	3,321	124,438
Mohawk Industries, Inc. (a)	1,177	98,244
Newell Rubbermaid, Inc.	5,989	123,613
NVR, Inc. (a)	105	94,893
PulteGroup, Inc. (a)	7,075	122,681
Tempur-Pedic International, Inc. (a)	1,229	32,495
Toll Brothers, Inc. (a)	2,991	98,733
Tupperware Brands Corp.	1,153	68,142
Whirlpool Corp.	1,595	155,800
		1,345,970
Internet & Catalog Retail - 0.6%
Expedia, Inc.	1,777	105,110
Groupon, Inc. Class A (a)	897	3,696
HomeAway, Inc. (a)	696	17,894
Liberty Media Corp. Interactive Series A (a)	11,523	230,460
Netflix, Inc. (a)(d)	1,140	90,163
TripAdvisor, Inc.	1,739	52,674
		499,997
Leisure Equipment & Products - 0.5%
Hasbro, Inc.	2,377	85,548
Mattel, Inc.	7,046	259,152
Polaris Industries, Inc.	1,339	113,146
		457,846
Media - 3.3%
AMC Networks, Inc. Class A (a)	1,180	55,130
Cablevision Systems Corp. - NY Group Class A	4,122	71,805
Charter Communications, Inc. Class A (a)	1,020	78,958
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Cinemark Holdings, Inc.	2,359	$ 58,244
Clear Channel Outdoor Holding, Inc. Class A	894	5,954
Discovery Communications, Inc. (a)	5,275	311,331
DISH Network Corp. Class A	4,231	150,751
DreamWorks Animation SKG, Inc. Class A (a)(d)	1,399	28,498
Gannett Co., Inc.	4,863	82,185
Interpublic Group of Companies, Inc.	9,217	93,092
John Wiley & Sons, Inc. Class A	982	42,599
Lamar Advertising Co. Class A (a)	1,572	61,701
Liberty Global, Inc. Class A (a)	5,423	325,543
Liberty Media Corp.:
Capital Series A (a)	2,246	250,811
Series A (a)	861	49,000
McGraw-Hill Companies, Inc.	5,779	319,463
Morningstar, Inc.	510	32,120
Omnicom Group, Inc.	5,638	270,117
Pandora Media, Inc. (a)	2,147	18,013
Regal Entertainment Group Class A (d)	1,639	25,175
Scripps Networks Interactive, Inc. Class A	1,763	107,049
Sirius XM Radio, Inc. (a)	78,796	220,629
The Madison Square Garden Co. Class A (a)	1,236	50,874
Virgin Media, Inc.	5,778	189,172
Washington Post Co. Class B	90	30,016
		2,928,230
Multiline Retail - 1.7%
Big Lots, Inc. (a)	1,260	36,704
Dillard's, Inc. Class A	619	47,663
Dollar General Corp. (a)	3,805	184,999
Dollar Tree, Inc. (a)	4,776	190,419
Family Dollar Stores, Inc.	2,000	131,920
JCPenney Co., Inc.	3,299	79,209
Kohl's Corp.	5,036	268,318
Macy's, Inc.	8,576	326,488
Nordstrom, Inc.	3,271	185,695
Sears Canada, Inc. (a)	319	3,702
Sears Holdings Corp. (a)	745	46,689
		1,501,806
Specialty Retail - 4.2%
Aarons, Inc. Class A	1,584	48,835
Abercrombie & Fitch Co. Class A	1,766	54,004
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Advance Auto Parts, Inc.	1,534	$ 108,822
American Eagle Outfitters, Inc.	4,033	84,169
Ascena Retail Group, Inc. (a)	2,510	49,698
AutoNation, Inc. (a)	743	32,989
AutoZone, Inc. (a)	788	295,500
Bed Bath & Beyond, Inc. (a)	4,813	277,614
Best Buy Co., Inc.	5,617	85,435
CarMax, Inc. (a)	4,707	158,861
Chico's FAS, Inc.	3,454	64,244
Dick's Sporting Goods, Inc.	1,930	96,500
DSW, Inc. Class A	695	43,500
Foot Locker, Inc.	3,152	105,592
GameStop Corp. Class A (d)	2,534	57,851
Gap, Inc.	6,281	224,357
GNC Holdings, Inc.	1,403	54,254
Guess?, Inc.	1,291	31,991
Limited Brands, Inc.	4,998	239,354
O'Reilly Automotive, Inc. (a)	2,471	211,715
PetSmart, Inc.	2,237	148,514
Ross Stores, Inc.	4,685	285,551
Sally Beauty Holdings, Inc. (a)	3,224	77,634
Sears Hometown & Outlet Stores, Inc. (a)	159	5,804
Signet Jewelers Ltd.	1,762	91,201
Staples, Inc.	14,214	163,674
Tiffany & Co., Inc.	2,611	165,067
Tractor Supply Co.	1,488	143,205
Ulta Salon, Cosmetics & Fragrance, Inc.	1,306	120,439
Urban Outfitters, Inc. (a)	2,216	79,244
Williams-Sonoma, Inc.	1,843	85,202
		3,690,820
Textiles, Apparel & Luxury Goods - 1.2%
Carter's, Inc. (a)	986	53,303
Deckers Outdoor Corp. (a)(d)	800	22,904
Fossil, Inc. (a)	1,135	98,859
Hanesbrands, Inc. (a)	2,009	67,241
Michael Kors Holdings Ltd.	1,767	96,637
PVH Corp.	1,462	160,805
Ralph Lauren Corp.	1,278	196,416
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Under Armour, Inc. Class A (sub. vtg.) (a)	1,600	$ 83,616
VF Corp.	1,813	283,698
		1,063,479
TOTAL CONSUMER DISCRETIONARY		14,810,122
CONSUMER STAPLES - 6.2%
Beverages - 1.3%
Beam, Inc.	3,246	180,348
Brown-Forman Corp. Class B (non-vtg.)	3,112	199,355
Coca-Cola Enterprises, Inc.	6,237	196,091
Constellation Brands, Inc. Class A (sub. vtg.) (a)	3,061	108,176
Dr Pepper Snapple Group, Inc.	4,362	186,912
Molson Coors Brewing Co. Class B	2,656	114,580
Monster Beverage Corp. (a)	2,974	132,849
		1,118,311
Food & Staples Retailing - 0.8%
Fresh Market, Inc. (a)	578	32,778
Kroger Co.	10,916	275,302
Safeway, Inc. (d)	5,015	81,795
Whole Foods Market, Inc.	3,798	359,785
		749,660
Food Products - 2.8%
Bunge Ltd.	3,030	215,221
Campbell Soup Co.	3,632	128,101
ConAgra Foods, Inc.	8,606	239,591
Dean Foods Co. (a)	3,760	63,318
Flowers Foods, Inc.	2,332	45,917
Green Mountain Coffee Roasters, Inc. (a)(d)	2,809	67,865
H.J. Heinz Co.	6,612	380,256
Hillshire Brands Co.	2,440	63,464
Hormel Foods Corp.	2,742	80,971
Ingredion, Inc.	1,585	97,414
McCormick & Co., Inc. (non-vtg.)	2,735	168,531
Mead Johnson Nutrition Co. Class A	4,223	260,390
Ralcorp Holdings, Inc. (a)	1,147	82,802
Smithfield Foods, Inc. (a)	3,145	64,378
The Hershey Co.	3,116	214,537
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
The J.M. Smucker Co.	2,307	$ 197,571
Tyson Foods, Inc. Class A	6,040	101,532
		2,471,859
Household Products - 0.5%
Church & Dwight Co., Inc.	2,869	145,630
Clorox Co.	2,685	194,126
Energizer Holdings, Inc.	1,360	99,239
		438,995
Personal Products - 0.4%
Avon Products, Inc.	8,908	137,985
Herbalife Ltd.	2,434	124,986
Nu Skin Enterprises, Inc. Class A	1,103	52,205
		315,176
Tobacco - 0.4%
Lorillard, Inc.	2,704	313,691
TOTAL CONSUMER STAPLES		5,407,692
ENERGY - 7.2%
Energy Equipment & Services - 1.7%
Atwood Oceanics, Inc. (a)	1,201	57,408
Cameron International Corp. (a)	5,109	258,720
Carbo Ceramics, Inc.	399	29,506
Diamond Offshore Drilling, Inc.	1,414	97,905
Dresser-Rand Group, Inc. (a)	1,581	81,469
FMC Technologies, Inc. (a)	4,965	203,069
Helmerich & Payne, Inc.	1,975	94,405
McDermott International, Inc. (a)	4,934	52,843
Nabors Industries Ltd. (a)	6,010	81,075
Oceaneering International, Inc.	2,257	118,109
Oil States International, Inc. (a)	1,121	81,945
Patterson-UTI Energy, Inc.	3,176	51,388
Rowan Companies PLC (a)	2,565	81,336
RPC, Inc.	1,256	14,394
SEACOR Holdings, Inc. (a)	437	38,329
Superior Energy Services, Inc. (a)	3,229	65,646
Tidewater, Inc.	1,054	50,076
Unit Corp. (a)	1,003	40,471
		1,498,094
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 5.5%
Alpha Natural Resources, Inc. (a)	4,601	$ 39,431
Cabot Oil & Gas Corp.	4,362	204,927
Cheniere Energy, Inc. (a)	4,382	70,506
Chesapeake Energy Corp.	13,721	277,987
Cimarex Energy Co.	1,782	101,895
Cobalt International Energy, Inc. (a)	3,807	79,224
Concho Resources, Inc. (a)	2,141	184,383
CONSOL Energy, Inc.	4,691	164,936
Continental Resources, Inc. (a)	865	62,159
Denbury Resources, Inc. (a)	8,141	124,802
Energen Corp.	1,471	68,622
EQT Corp.	2,732	165,641
EXCO Resources, Inc.	2,549	20,647
Golar LNG Ltd. (NASDAQ)	905	35,322
HollyFrontier Corp.	4,266	164,796
Kosmos Energy Ltd. (a)	1,533	17,446
Laredo Petroleum Holdings, Inc.	432	8,765
Marathon Petroleum Corp.	7,057	387,641
Murphy Oil Corp.	4,029	241,740
Newfield Exploration Co. (a)	2,791	75,692
Noble Energy, Inc.	3,688	350,397
Peabody Energy Corp.	5,649	157,607
Pioneer Natural Resources Co.	2,551	269,513
Plains Exploration & Production Co. (a)	2,681	95,604
QEP Resources, Inc.	3,672	106,488
Range Resources Corp.	3,363	219,806
SandRidge Energy, Inc. (a)	9,973	62,032
SM Energy Co.	1,344	72,468
Southwestern Energy Co. (a)	7,237	251,124
Teekay Corp.	757	23,172
Tesoro Corp.	2,886	108,831
Ultra Petroleum Corp. (a)(d)	3,125	71,281
Valero Energy Corp.	11,455	333,341
Whiting Petroleum Corp. (a)	2,448	102,865
World Fuel Services Corp.	1,465	50,836
WPX Energy, Inc.	4,066	68,878
		4,840,805
TOTAL ENERGY		6,338,899
Common Stocks - continued
	Shares	Value
FINANCIALS - 19.7%
Capital Markets - 2.3%
Affiliated Managers Group, Inc. (a)	1,063	$ 134,470
American Capital Ltd. (a)	6,772	79,842
Ameriprise Financial, Inc.	4,484	261,731
Ares Capital Corp.	5,124	89,465
E*TRADE Financial Corp. (a)	5,814	48,605
Eaton Vance Corp. (non-vtg.)	2,384	67,086
Federated Investors, Inc. Class B (non-vtg.) (d)	1,909	44,365
Invesco Ltd.	9,287	225,860
Janus Capital Group, Inc.	3,930	33,405
Jefferies Group, Inc.	2,919	41,567
Lazard Ltd. Class A	2,340	68,936
Legg Mason, Inc.	2,874	73,230
LPL Financial	1,003	29,288
Northern Trust Corp.	4,430	211,665
Raymond James Financial, Inc.	2,356	89,858
SEI Investments Co.	2,843	62,205
T. Rowe Price Group, Inc.	5,261	341,649
TD Ameritrade Holding Corp.	4,717	74,010
Waddell & Reed Financial, Inc. Class A	1,771	59,027
		2,036,264
Commercial Banks - 3.0%
Associated Banc-Corp.	3,517	45,334
Bank of Hawaii Corp.	948	41,864
BankUnited, Inc.	710	16,834
BOK Financial Corp.	510	29,912
CapitalSource, Inc.	4,818	38,110
CIT Group, Inc. (a)	4,159	154,798
City National Corp.	963	49,209
Comerica, Inc.	4,095	122,072
Commerce Bancshares, Inc.	1,534	58,415
Cullen/Frost Bankers, Inc.	1,123	62,102
East West Bancorp, Inc.	2,989	63,636
Fifth Third Bancorp	19,021	276,375
First Citizen Bancshares, Inc.	109	18,394
First Horizon National Corp.	5,216	48,561
First Niagara Financial Group, Inc.	7,171	59,376
First Republic Bank	2,088	71,723
Fulton Financial Corp.	4,147	40,309
Huntington Bancshares, Inc.	18,017	115,129
KeyCorp	19,654	165,487
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
M&T Bank Corp.	2,618	$ 272,534
Popular, Inc. (a)	2,140	41,366
Regions Financial Corp.	29,355	191,395
Signature Bank (a)	1,000	71,240
SunTrust Banks, Inc.	11,143	303,090
SVB Financial Group (a)	928	52,516
Synovus Financial Corp.	16,233	39,771
TCF Financial Corp.	3,350	38,324
Valley National Bancorp	4,076	39,700
Zions Bancorporation	3,838	82,402
		2,609,978
Consumer Finance - 0.2%
SLM Corp.	10,038	176,468
Diversified Financial Services - 0.9%
CBOE Holdings, Inc.	1,784	52,610
Interactive Brokers Group, Inc.	906	12,911
IntercontinentalExchange, Inc. (a)	1,513	198,203
Leucadia National Corp.	4,107	93,229
Moody's Corp.	4,039	194,518
MSCI, Inc. Class A (a)	2,539	68,401
NYSE Euronext	5,258	130,188
The NASDAQ Stock Market, Inc.	2,371	56,454
		806,514
Insurance - 4.3%
Alleghany Corp.	353	122,703
Allied World Assurance Co. Holdings Ltd.	740	59,422
American Financial Group, Inc.	1,762	68,366
American National Insurance Co.	163	11,909
Aon PLC	6,753	364,324
Arch Capital Group Ltd. (a)	2,803	123,752
Arthur J. Gallagher & Co.	2,445	86,651
Aspen Insurance Holdings Ltd.	1,485	48,040
Assurant, Inc.	1,698	64,201
Assured Guaranty Ltd.	3,488	48,448
Axis Capital Holdings Ltd.	2,279	82,545
Brown & Brown, Inc.	2,418	61,780
Cincinnati Financial Corp.	3,005	119,719
CNA Financial Corp.	551	16,188
Endurance Specialty Holdings Ltd.	911	36,941
Erie Indemnity Co. Class A	541	33,661
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Everest Re Group Ltd.	1,101	$ 122,266
Fidelity National Financial, Inc. Class A	4,630	99,128
Genworth Financial, Inc. Class A (a)	10,000	59,600
Hanover Insurance Group, Inc.	947	34,196
Hartford Financial Services Group, Inc.	9,072	196,953
HCC Insurance Holdings, Inc.	2,085	74,309
Kemper Corp.	1,041	32,271
Lincoln National Corp.	5,890	146,013
Markel Corp. (a)	200	94,388
MBIA, Inc. (a)	3,007	29,769
Mercury General Corp.	564	22,859
Old Republic International Corp.	5,343	52,789
PartnerRe Ltd.	1,341	108,621
Principal Financial Group, Inc.	6,183	170,280
ProAssurance Corp.	624	55,786
Progressive Corp.	12,650	282,095
Protective Life Corp.	1,689	46,110
Reinsurance Group of America, Inc.	1,526	80,756
RenaissanceRe Holdings Ltd.	1,079	87,787
StanCorp Financial Group, Inc.	901	30,949
Torchmark Corp.	2,045	103,457
Unum Group	5,960	120,869
Validus Holdings Ltd.	1,910	68,378
W.R. Berkley Corp.	2,292	89,136
White Mountains Insurance Group Ltd.	123	63,062
XL Group PLC Class A	6,428	159,029
		3,779,506
Real Estate Investment Trusts - 8.2%
Alexandria Real Estate Equities, Inc.	1,294	91,136
American Campus Communities, Inc.	1,901	86,134
American Capital Agency Corp.	7,085	233,947
Annaly Capital Management, Inc.	20,179	325,689
Apartment Investment & Management Co. Class A	2,994	79,910
AvalonBay Communities, Inc.	1,975	267,731
BioMed Realty Trust, Inc.	3,231	61,777
Boston Properties, Inc.	3,087	328,148
Brandywine Realty Trust (SBI)	2,989	34,672
BRE Properties, Inc.	1,604	77,553
Camden Property Trust (SBI)	1,661	109,011
CBL & Associates Properties, Inc.	3,051	68,251
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Chimera Investment Corp.	20,988	$ 56,038
CommonWealth REIT	1,715	23,513
Corporate Office Properties Trust (SBI)	1,692	42,215
DDR Corp.	4,968	76,308
Digital Realty Trust, Inc.	2,523	154,988
Douglas Emmett, Inc.	2,856	66,973
Duke Realty LP	5,547	80,321
Equity Lifestyle Properties, Inc.	860	57,904
Essex Property Trust, Inc.	728	109,200
Extra Space Storage, Inc.	2,177	75,085
Federal Realty Investment Trust (SBI)	1,322	142,551
General Growth Properties, Inc.	10,963	215,533
Hatteras Financial Corp.	1,995	54,404
HCP, Inc.	9,350	414,198
Health Care REIT, Inc.	5,361	318,604
Home Properties, Inc.	1,006	61,155
Hospitality Properties Trust (SBI)	2,558	59,141
Host Hotels & Resorts, Inc.	14,913	215,642
Kilroy Realty Corp.	1,566	69,546
Kimco Realty Corp.	8,394	163,851
Liberty Property Trust (SBI)	2,119	74,419
Mack-Cali Realty Corp.	1,803	46,860
MFA Financial, Inc.	7,406	60,507
Mid-America Apartment Communities, Inc.	837	54,162
National Retail Properties, Inc.	2,256	71,470
Piedmont Office Realty Trust, Inc. Class A	3,580	63,724
Plum Creek Timber Co., Inc.	3,335	146,407
Post Properties, Inc.	1,109	54,130
Prologis, Inc.	9,530	326,784
Rayonier, Inc.	2,549	124,926
Realty Income Corp. (d)	2,746	107,835
Regency Centers Corp.	1,880	90,278
Retail Properties America, Inc.	1,671	20,453
Senior Housing Properties Trust (SBI)	3,677	80,820
SL Green Realty Corp.	1,855	139,682
Tanger Factory Outlet Centers, Inc.	1,916	60,297
Taubman Centers, Inc.	1,224	96,145
The Macerich Co.	2,735	155,895
UDR, Inc.	5,129	124,481
Ventas, Inc.	5,975	378,038
Vornado Realty Trust	3,843	308,247
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Weingarten Realty Investors (SBI)	2,474	$ 66,798
Weyerhaeuser Co.	11,124	308,024
		7,181,511
Real Estate Management & Development - 0.4%
Alexander & Baldwin, Inc.	886	25,632
CBRE Group, Inc. (a)	6,826	123,005
Forest City Enterprises, Inc. Class A (a)	2,932	47,059
Howard Hughes Corp. (a)	563	39,410
Jones Lang LaSalle, Inc.	902	70,121
The St. Joe Co. (a)	1,326	26,255
		331,482
Thrifts & Mortgage Finance - 0.4%
Capitol Federal Financial, Inc.	3,429	40,839
Hudson City Bancorp, Inc.	10,919	92,648
New York Community Bancorp, Inc.	8,964	124,241
People's United Financial, Inc.	7,344	88,348
TFS Financial Corp. (a)	1,644	14,714
Washington Federal, Inc.	2,236	37,520
		398,310
TOTAL FINANCIALS		17,320,033
HEALTH CARE - 9.6%
Biotechnology - 1.4%
Alexion Pharmaceuticals, Inc. (a)	3,973	359,080
ARIAD Pharmaceuticals, Inc. (a)	3,466	74,692
BioMarin Pharmaceutical, Inc. (a)	2,539	94,045
Incyte Corp. (a)(d)	2,005	32,000
Medivation, Inc. (a)	1,511	77,242
Myriad Genetics, Inc. (a)	1,778	46,530
Onyx Pharmaceuticals, Inc. (a)	1,326	103,905
Regeneron Pharmaceuticals, Inc. (a)	1,599	227,538
United Therapeutics Corp. (a)	1,024	46,766
Vertex Pharmaceuticals, Inc. (a)	4,380	211,291
		1,273,089
Health Care Equipment & Supplies - 2.3%
Alere, Inc. (a)	1,688	32,410
Boston Scientific Corp. (a)	29,585	152,067
C.R. Bard, Inc.	1,731	166,505
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
CareFusion Corp. (a)	4,602	$ 122,229
DENTSPLY International, Inc.	2,939	108,273
Edwards Lifesciences Corp. (a)	2,380	206,655
Hill-Rom Holdings, Inc.	1,302	36,573
Hologic, Inc. (a)	5,442	112,214
IDEXX Laboratories, Inc. (a)	1,142	109,860
ResMed, Inc.	2,937	117,304
Sirona Dental Systems, Inc. (a)	1,147	65,677
St. Jude Medical, Inc.	6,497	248,575
Teleflex, Inc.	834	56,670
The Cooper Companies, Inc.	984	94,444
Thoratec Corp. (a)	1,203	42,947
Varian Medical Systems, Inc. (a)	2,307	154,015
Zimmer Holdings, Inc.	3,653	234,559
		2,060,977
Health Care Providers & Services - 2.9%
AMERIGROUP Corp. (a)	998	91,157
AmerisourceBergen Corp.	5,253	207,178
Brookdale Senior Living, Inc. (a)	2,031	47,647
Catamaran Corp. (a)	4,250	199,574
CIGNA Corp.	5,960	303,960
Community Health Systems, Inc. (a)	1,866	51,166
Coventry Health Care, Inc.	2,772	120,970
DaVita, Inc. (a)	1,950	219,414
HCA Holdings, Inc.	3,344	95,003
Health Management Associates, Inc. Class A (a)	5,313	38,785
Health Net, Inc. (a)	1,745	37,552
Henry Schein, Inc. (a)	1,857	137,009
Humana, Inc.	3,378	250,884
Laboratory Corp. of America Holdings (a)	1,995	169,036
LifePoint Hospitals, Inc. (a)	1,009	35,658
MEDNAX, Inc. (a)	1,002	69,118
Omnicare, Inc.	2,363	81,594
Patterson Companies, Inc.	1,919	64,095
Quest Diagnostics, Inc.	3,266	188,514
Tenet Healthcare Corp. (a)	2,161	51,000
Universal Health Services, Inc. Class B	1,867	77,275
VCA Antech, Inc. (a)	1,816	35,557
		2,572,146
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	3,541	$ 45,750
Cerner Corp. (a)	3,003	228,799
		274,549
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	7,194	258,912
Bio-Rad Laboratories, Inc. Class A (a)	428	43,378
Bruker BioSciences Corp. (a)	1,961	23,708
Charles River Laboratories International, Inc. (a)	1,008	37,619
Covance, Inc. (a)	1,171	57,039
Illumina, Inc. (a)	2,573	122,243
Life Technologies Corp. (a)	3,678	179,891
Mettler-Toledo International, Inc. (a)	648	109,752
PerkinElmer, Inc.	2,377	73,521
QIAGEN NV (a)	4,867	84,929
Techne Corp.	756	50,924
Waters Corp. (a)	1,835	150,121
		1,192,037
Pharmaceuticals - 1.3%
Endo Pharmaceuticals Holdings, Inc. (a)	2,387	68,411
Forest Laboratories, Inc. (a)	5,472	184,461
Hospira, Inc. (a)	3,430	105,267
Mylan, Inc. (a)	8,434	213,718
Perrigo Co.	1,937	222,774
Salix Pharmaceuticals Ltd. (a)	1,185	46,262
Warner Chilcott PLC	3,458	40,044
Watson Pharmaceuticals, Inc. (a)	2,641	226,994
		1,107,931
TOTAL HEALTH CARE		8,480,729
INDUSTRIALS - 12.7%
Aerospace & Defense - 1.1%
Alliant Techsystems, Inc.	688	39,416
BE Aerospace, Inc. (a)	2,032	91,623
Engility Holdings, Inc. (a)	326	6,194
Exelis, Inc.	3,870	42,802
Huntington Ingalls Industries, Inc. (a)	1,018	43,143
L-3 Communications Holdings, Inc.	2,006	148,043
Rockwell Collins, Inc.	3,020	161,812
Spirit AeroSystems Holdings, Inc. Class A (a)	2,428	37,950
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Textron, Inc.	5,808	$ 146,420
TransDigm Group, Inc.	1,058	140,936
Triumph Group, Inc.	1,029	67,317
		925,656
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	3,377	203,734
Expeditors International of Washington, Inc.	4,408	161,377
UTI Worldwide, Inc.	2,073	28,794
		393,905
Airlines - 0.6%
Copa Holdings SA Class A	696	64,603
Delta Air Lines, Inc. (a)	17,486	168,390
Southwest Airlines Co.	15,855	139,841
United Continental Holdings, Inc. (a)	6,880	132,165
		504,999
Building Products - 0.4%
Armstrong World Industries, Inc.	454	23,517
Fortune Brands Home & Security, Inc. (a)	3,283	93,369
Lennox International, Inc.	1,046	52,352
Masco Corp.	7,387	111,470
Owens Corning (a)	2,529	84,949
		365,657
Commercial Services & Supplies - 1.2%
Avery Dennison Corp.	2,128	68,905
Cintas Corp.	2,286	95,578
Clean Harbors, Inc. (a)	978	57,066
Copart, Inc. (a)	2,084	59,998
Corrections Corp. of America	2,045	68,814
Covanta Holding Corp.	2,253	40,960
Iron Mountain, Inc.	3,138	108,575
KAR Auction Services, Inc. (a)	574	11,480
Pitney Bowes, Inc. (d)	3,516	50,490
R.R. Donnelley & Sons Co. (d)	3,713	37,204
Republic Services, Inc.	6,264	177,584
Rollins, Inc.	1,370	31,058
Stericycle, Inc. (a)	1,753	166,114
Waste Connections, Inc.	2,577	84,603
		1,058,429
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 0.8%
AECOM Technology Corp. (a)	2,343	$ 50,304
Chicago Bridge & Iron Co. NV unit	2,027	76,114
Fluor Corp.	3,512	196,145
Jacobs Engineering Group, Inc. (a)	2,675	103,228
KBR, Inc.	3,057	85,168
Quanta Services, Inc. (a)	4,340	112,536
Shaw Group, Inc. (a)	1,386	60,693
URS Corp.	1,546	51,760
		735,948
Electrical Equipment - 1.3%
AMETEK, Inc.	4,995	177,572
Babcock & Wilcox Co. (a)	2,475	63,781
Cooper Industries PLC Class A	3,366	252,248
General Cable Corp. (a)	996	28,416
GrafTech International Ltd. (a)	2,370	24,909
Hubbell, Inc. Class B	1,231	103,059
Polypore International, Inc. (a)	974	34,363
Regal-Beloit Corp.	790	51,492
Rockwell Automation, Inc.	2,965	210,693
Roper Industries, Inc.	2,023	220,851
		1,167,384
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	1,273	70,715
Machinery - 4.4%
AGCO Corp. (a)	2,024	92,112
CNH Global NV (a)	578	25,894
Colfax Corp. (a)	926	31,845
Crane Co.	1,011	42,442
Donaldson Co., Inc.	3,090	99,714
Dover Corp.	3,809	221,760
Eaton Corp.	6,877	324,732
Flowserve Corp.	1,055	142,942
Gardner Denver, Inc.	1,036	71,826
Graco, Inc.	1,248	59,979
Harsco Corp.	1,698	33,943
IDEX Corp.	1,723	73,279
Ingersoll-Rand PLC	6,185	290,881
ITT Corp.	1,917	39,874
Joy Global, Inc.	2,201	137,452
Kennametal, Inc.	1,657	58,691
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Lincoln Electric Holdings, Inc.	1,709	$ 74,119
Manitowoc Co., Inc.	2,754	39,245
Navistar International Corp. (a)	1,476	27,675
Nordson Corp.	1,343	79,277
Oshkosh Truck Corp. (a)	1,880	56,362
PACCAR, Inc.	7,393	320,413
Pall Corp.	2,402	151,230
Parker Hannifin Corp.	3,132	246,363
Pentair Ltd.	4,325	182,688
Snap-On, Inc.	1,199	92,719
SPX Corp.	1,044	71,608
Stanley Black & Decker, Inc.	3,541	245,391
Terex Corp. (a)	2,249	50,715
Timken Co.	1,787	70,569
Toro Co.	1,240	52,353
Trinity Industries, Inc.	1,655	51,768
Valmont Industries, Inc.	481	64,983
WABCO Holdings, Inc. (a)	1,343	78,660
Wabtec Corp.	1,002	82,064
Xylem, Inc.	3,857	93,571
		3,879,139
Marine - 0.1%
Kirby Corp. (a)	1,147	65,930
Matson, Inc.	825	17,531
		83,461
Professional Services - 0.8%
Dun & Bradstreet Corp.	939	76,097
Equifax, Inc.	2,475	123,849
IHS, Inc. Class A (a)	1,049	88,525
Manpower, Inc.	1,637	62,108
Nielsen Holdings B.V. (a)	2,544	73,572
Robert Half International, Inc.	2,987	80,320
Towers Watson & Co.	1,247	66,976
Verisk Analytics, Inc. (a)	3,053	155,703
		727,150
Road & Rail - 0.6%
Con-way, Inc.	1,186	34,524
Hertz Global Holdings, Inc. (a)	5,206	69,084
J.B. Hunt Transport Services, Inc.	1,862	109,299
Kansas City Southern	2,274	182,966
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Landstar System, Inc.	978	$ 49,536
Ryder System, Inc.	1,059	47,782
		493,191
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A (a)	1,365	28,419
Fastenal Co.	6,133	274,145
GATX Corp.	961	39,843
MRC Global, Inc.	486	11,883
MSC Industrial Direct Co., Inc. Class A	936	69,826
United Rentals, Inc. (a)	1,914	77,823
W.W. Grainger, Inc.	1,210	243,706
WESCO International, Inc. (a)	895	58,068
		803,713
TOTAL INDUSTRIALS		11,209,347
INFORMATION TECHNOLOGY - 12.6%
Communications Equipment - 0.8%
Acme Packet, Inc. (a)	1,152	19,054
Brocade Communications Systems, Inc. (a)	9,451	50,090
EchoStar Holding Corp. Class A (a)	820	26,043
F5 Networks, Inc. (a)	1,638	135,102
Harris Corp.	2,358	107,949
JDS Uniphase Corp. (a)	4,714	45,679
Juniper Networks, Inc. (a)	10,896	180,547
Palo Alto Networks, Inc.	140	7,697
Polycom, Inc. (a)	3,668	36,753
Riverbed Technology, Inc. (a)	3,235	59,750
		668,664
Computers & Peripherals - 0.8%
Diebold, Inc.	1,291	38,407
Fusion-io, Inc. (a)	1,357	32,025
Lexmark International, Inc. Class A	1,495	31,784
NCR Corp. (a)	3,233	68,798
NetApp, Inc. (a)	7,462	200,728
SanDisk Corp. (a)	5,055	211,097
Western Digital Corp.	4,845	165,844
		748,683
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 1.1%
Amphenol Corp. Class A	3,364	$ 202,277
Arrow Electronics, Inc. (a)	2,325	81,910
Avnet, Inc. (a)	2,953	84,603
AVX Corp.	958	9,427
Dolby Laboratories, Inc. Class A (a)	1,055	33,327
FLIR Systems, Inc.	3,186	61,904
Ingram Micro, Inc. Class A (a)	3,057	46,466
IPG Photonics Corp. (a)	662	35,139
Itron, Inc. (a)	827	33,957
Jabil Circuit, Inc.	3,769	65,354
Molex, Inc.	2,833	73,573
National Instruments Corp.	1,919	45,212
Tech Data Corp. (a)	779	34,517
Trimble Navigation Ltd. (a)	2,569	121,205
Vishay Intertechnology, Inc. (a)	2,689	22,265
		951,136
Internet Software & Services - 1.0%
Akamai Technologies, Inc. (a)	3,703	140,677
AOL, Inc.	1,921	65,948
Equinix, Inc. (a)	990	178,606
IAC/InterActiveCorp	1,631	78,859
LinkedIn Corp. (a)	1,283	137,191
Rackspace Hosting, Inc. (a)	2,251	143,366
VeriSign, Inc. (a)	3,268	121,145
		865,792
IT Services - 2.4%
Alliance Data Systems Corp. (a)	1,038	148,486
Amdocs Ltd.	3,497	115,646
Booz Allen Hamilton Holding Corp. Class A	423	5,660
Broadridge Financial Solutions, Inc.	2,537	58,224
Computer Sciences Corp.	3,225	98,201
CoreLogic, Inc. (a)	2,186	52,027
DST Systems, Inc.	696	39,700
Fidelity National Information Services, Inc.	5,190	170,595
Fiserv, Inc. (a)	2,832	212,230
FleetCor Technologies, Inc. (a)	1,002	47,505
Gartner, Inc. Class A (a)	1,908	88,550
Genpact Ltd.	2,639	46,473
Global Payments, Inc.	1,610	68,828
Jack Henry & Associates, Inc.	1,788	67,944
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Lender Processing Services, Inc.	1,739	$ 41,927
NeuStar, Inc. Class A (a)	1,372	50,201
Paychex, Inc.	6,728	218,189
SAIC, Inc.	5,808	63,830
Teradata Corp. (a)	3,494	238,675
The Western Union Co.	12,703	161,328
Total System Services, Inc.	3,296	74,127
Vantiv, Inc.	789	15,922
VeriFone Systems, Inc. (a)	2,210	65,504
		2,149,772
Office Electronics - 0.2%
Xerox Corp.	27,711	178,459
Zebra Technologies Corp. Class A (a)	1,081	38,840
		217,299
Semiconductors & Semiconductor Equipment - 3.1%
Advanced Micro Devices, Inc. (a)	13,459	27,591
Altera Corp.	6,703	204,307
Analog Devices, Inc.	6,142	240,214
Applied Materials, Inc.	26,550	281,430
Atmel Corp. (a)	9,068	42,302
Avago Technologies Ltd.	5,029	166,108
Cree, Inc. (a)	2,391	72,519
Cypress Semiconductor Corp.	3,157	31,286
Fairchild Semiconductor International, Inc. (a)	2,687	31,599
Freescale Semiconductor Holdings I Ltd. (a)	1,005	8,985
KLA-Tencor Corp.	3,469	161,378
Lam Research Corp. (a)	3,786	134,024
Linear Technology Corp.	4,776	149,298
LSI Corp. (a)	11,810	80,899
Marvell Technology Group Ltd.	9,591	75,673
Maxim Integrated Products, Inc.	6,059	166,774
Microchip Technology, Inc.	4,016	125,902
Micron Technology, Inc. (a)	20,297	110,111
NVIDIA Corp. (a)	12,773	152,893
ON Semiconductor Corp. (a)	9,441	58,062
PMC-Sierra, Inc. (a)	4,247	19,876
Silicon Laboratories, Inc. (a)	905	36,580
Skyworks Solutions, Inc. (a)	3,949	92,407
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Teradyne, Inc. (a)	3,890	$ 56,872
Xilinx, Inc.	5,442	178,280
		2,705,370
Software - 3.2%
Activision Blizzard, Inc.	8,811	95,952
ANSYS, Inc. (a)	1,925	136,444
Autodesk, Inc. (a)	4,790	152,514
BMC Software, Inc. (a)	3,338	135,857
CA Technologies, Inc.	7,309	164,599
Cadence Design Systems, Inc. (a)	5,590	70,769
Citrix Systems, Inc. (a)	3,859	238,525
Compuware Corp. (a)	4,489	38,875
Concur Technologies, Inc. (a)	936	61,991
Electronic Arts, Inc. (a)	6,572	81,164
FactSet Research Systems, Inc.	926	83,849
Fortinet, Inc. (a)	2,694	52,183
Informatica Corp. (a)	2,206	59,871
Intuit, Inc.	6,081	361,333
MICROS Systems, Inc. (a)	1,673	75,937
NetSuite, Inc. (a)	654	41,536
Nuance Communications, Inc. (a)	4,970	110,632
Red Hat, Inc. (a)	4,005	196,926
Rovi Corp. (a)	2,316	31,335
ServiceNow, Inc.	287	8,797
SolarWinds, Inc. (a)	1,260	63,743
Solera Holdings, Inc.	1,462	68,436
Splunk, Inc.	346	9,705
Symantec Corp. (a)	14,930	271,577
Synopsys, Inc. (a)	3,028	97,502
TIBCO Software, Inc. (a)	3,436	86,622
Zynga, Inc.	2,309	5,195
		2,801,869
TOTAL INFORMATION TECHNOLOGY		11,108,585
MATERIALS - 6.2%
Chemicals - 3.0%
Airgas, Inc.	1,410	125,448
Albemarle Corp.	1,854	102,174
Ashland, Inc.	1,613	114,765
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Cabot Corp.	1,298	$ 46,416
Celanese Corp. Class A	3,255	123,657
CF Industries Holdings, Inc.	1,360	279,058
Cytec Industries, Inc.	950	65,379
Eastman Chemical Co.	3,144	186,251
FMC Corp.	2,828	151,355
Huntsman Corp.	3,890	58,506
International Flavors & Fragrances, Inc.	1,682	108,691
Intrepid Potash, Inc. (a)	1,136	24,685
Kronos Worldwide, Inc.	444	5,927
NewMarket Corp.	183	49,650
PPG Industries, Inc.	3,153	369,153
Rockwood Holdings, Inc.	1,414	64,903
RPM International, Inc.	2,754	73,422
Sherwin-Williams Co.	1,797	256,216
Sigma Aldrich Corp.	2,491	174,719
The Scotts Miracle-Gro Co. Class A	881	37,716
Valspar Corp.	1,932	108,250
W.R. Grace & Co. (a)	1,533	98,357
Westlake Chemical Corp.	425	32,326
		2,657,024
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	955	78,606
Vulcan Materials Co.	2,689	123,613
		202,219
Containers & Packaging - 1.0%
Aptargroup, Inc.	1,370	70,254
Ball Corp.	3,235	138,555
Bemis Co., Inc.	2,116	69,934
Crown Holdings, Inc. (a)	3,095	118,384
Greif, Inc. Class A	630	26,435
Owens-Illinois, Inc. (a)	3,389	66,052
Packaging Corp. of America	2,005	70,716
Rock-Tenn Co. Class A	1,466	107,297
Sealed Air Corp.	4,022	65,237
Silgan Holdings, Inc.	1,012	43,830
Sonoco Products Co.	2,075	64,595
		841,289
Metals & Mining - 1.4%
Alcoa, Inc.	22,252	190,700
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Allegheny Technologies, Inc.	2,198	$ 57,917
Allied Nevada Gold Corp. (a)	1,840	67,933
Carpenter Technology Corp.	905	43,992
Cliffs Natural Resources, Inc.	2,923	106,017
Commercial Metals Co.	2,419	33,285
Compass Minerals International, Inc.	676	53,303
Molycorp, Inc. (a)(d)	1,593	16,567
Nucor Corp.	6,584	264,216
Reliance Steel & Aluminum Co.	1,568	85,205
Royal Gold, Inc.	1,327	116,882
Steel Dynamics, Inc.	4,496	56,874
Tahoe Resources, Inc. (a)	1,689	34,431
Titanium Metals Corp.	1,713	20,059
United States Steel Corp. (d)	2,979	60,742
Walter Energy, Inc.	1,289	45,063
		1,253,186
Paper & Forest Products - 0.6%
Domtar Corp.	735	58,616
International Paper Co.	9,062	324,691
MeadWestvaco Corp.	3,598	106,825
		490,132
TOTAL MATERIALS		5,443,850
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.4%
Frontier Communications Corp. (d)	20,756	97,968
Level 3 Communications, Inc. (a)	3,404	69,782
tw telecom, inc. (a)	3,134	79,823
Windstream Corp. (d)	12,186	116,254
		363,827
Wireless Telecommunication Services - 1.3%
Clearwire Corp. Class A (a)	7,449	14,898
Crown Castle International Corp. (a)	6,057	404,305
MetroPCS Communications, Inc. (a)	6,234	63,649
NII Holdings, Inc. (a)(d)	3,552	28,309
SBA Communications Corp. Class A (a)	2,506	166,975
Sprint Nextel Corp. (a)	62,096	344,012
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Telephone & Data Systems, Inc.	1,953	$ 48,571
U.S. Cellular Corp. (a)	303	11,208
		1,081,927
TOTAL TELECOMMUNICATION SERVICES		1,445,754
UTILITIES - 6.0%
Electric Utilities - 2.5%
Edison International	6,737	316,235
Entergy Corp.	3,668	266,223
Great Plains Energy, Inc.	2,825	63,393
Hawaiian Electric Industries, Inc.	1,984	51,346
ITC Holdings Corp.	1,068	85,034
Northeast Utilities	6,490	255,057
NV Energy, Inc.	4,877	92,712
OGE Energy Corp.	2,027	116,715
Pepco Holdings, Inc.	4,769	94,760
Pinnacle West Capital Corp.	2,247	119,024
PPL Corp.	11,997	354,871
Westar Energy, Inc.	2,561	76,062
Xcel Energy, Inc.	10,086	284,930
		2,176,362
Gas Utilities - 0.7%
AGL Resources, Inc.	2,400	97,992
Atmos Energy Corp.	1,847	66,437
National Fuel Gas Co.	1,507	79,419
ONEOK, Inc.	4,318	204,241
Questar Corp.	3,726	75,414
UGI Corp.	2,348	75,817
		599,320
Independent Power Producers & Energy Traders - 0.4%
Calpine Corp. (a)	8,344	146,854
NRG Energy, Inc.	4,730	101,979
The AES Corp.	13,329	139,288
		388,121
Multi-Utilities - 2.2%
Alliant Energy Corp.	2,303	102,944
Ameren Corp.	5,015	164,893
CenterPoint Energy, Inc.	8,886	192,560
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
CMS Energy Corp.	5,427	$ 131,985
DTE Energy Co.	3,534	219,461
Integrys Energy Group, Inc.	1,612	87,112
MDU Resources Group, Inc.	3,939	85,594
NiSource, Inc.	5,877	149,687
SCANA Corp.	2,441	119,804
Sempra Energy	4,972	346,797
TECO Energy, Inc.	4,495	80,326
Vectren Corp.	1,713	50,653
Wisconsin Energy Corp.	4,808	184,964
		1,916,780
Water Utilities - 0.2%
American Water Works Co., Inc.	3,649	134,064
Aqua America, Inc.	2,835	71,981
		206,045
TOTAL UTILITIES		5,286,628
TOTAL COMMON STOCKS (Cost $83,182,786)		86,851,639
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.13% to 0.14% 11/15/12 to 12/6/12 (e) (Cost $99,991)	$ 100,000	99,994
Money Market Funds - 2.2%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b)	955,528	$ 955,528
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	931,625	931,625
TOTAL MONEY MARKET FUNDS (Cost $1,887,153)		1,887,153
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $85,169,930)		88,838,786
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(841,863)
NET ASSETS - 100%		$ 87,996,923
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
17 CME E-mini S&P MidCap 400 Index Contracts	Dec. 2012	$ 1,662,770	$ 27

The face value of futures purchased as a percentage of net assets is 1.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $99,994.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,316
Fidelity Securities Lending Cash Central Fund	6,239
Total	$ 7,555
Other Information

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 14,810,122	$ 14,810,122	$ -	$ -
Consumer Staples	5,407,692	5,407,692	-	-
Energy	6,338,899	6,338,899	-	-
Financials	17,320,033	17,320,033	-	-
Health Care	8,480,729	8,480,729	-	-
Industrials	11,209,347	11,209,347	-	-
Information Technology	11,108,585	11,108,585	-	-
Materials	5,443,850	5,443,850	-	-
Telecommunication Services	1,445,754	1,445,754	-	-
Utilities	5,286,628	5,286,628	-	-
U.S. Government and Government Agency Obligations	99,994	-	99,994	-
Money Market Funds	1,887,153	1,887,153	-	-
Total Investments in Securities:	$ 88,838,786	$ 88,738,792	$ 99,994	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 27	$ 27	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 27	$ -
Total Value of Derivatives	$ 27	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Mid Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

	October 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $915,412) - See accompanying schedule: Unaffiliated issuers (cost $83,282,777)	$ 86,951,633
Fidelity Central Funds (cost $1,887,153)	1,887,153
Total Investments (cost $85,169,930)		$ 88,838,786
Cash		13,335
Receivable for fund shares sold		856,227
Dividends receivable		71,069
Distributions receivable from Fidelity Central Funds		2,329
Receivable for daily variation margin on futures contracts		5,874
Receivable from investment adviser for expense reductions		4,913
Total assets		89,792,533

Liabilities
Payable for investments purchased	$ 791,070
Payable for fund shares redeemed	58,751
Accrued management fee	8,654
Other affiliated payables	5,510
Collateral on securities loaned, at value	931,625
Total liabilities		1,795,610

Net Assets		$ 87,996,923
Net Assets consist of:
Paid in capital		$ 83,633,479
Undistributed net investment income		541,569
Accumulated undistributed net realized gain (loss) on investments		152,992
Net unrealized appreciation (depreciation) on investments		3,668,883
Net Assets		$ 87,996,923

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Mid Cap Index Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2012 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($13,816,309 ÷ 1,186,536 shares)	$ 11.64

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($40,148,704 ÷ 3,443,148 shares)	$ 11.66

Institutional Class: Net Asset Value, offering price and redemption price per share ($33,922,790 ÷ 2,908,322 shares)	$ 11.66

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($109,120 ÷ 9,355 shares)	$ 11.66

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended October 31, 2012 (Unaudited)

Investment Income
Dividends		$ 570,576
Interest		79
Income from Fidelity Central Funds (including $6,239 from security lending)		7,555
Total income		578,210

Expenses
Management fee	$ 37,927
Transfer agent fees	24,627
Independent trustees' compensation	101
Miscellaneous	76
Total expenses before reductions	62,731
Expense reductions	(22,480)	40,251
Net investment income (loss)		537,959
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	184,746
Futures contracts	(2,267)
Total net realized gain (loss)		182,479
Change in net unrealized appreciation (depreciation) on: Investment securities	40,679
Futures contracts	(13,193)
Total change in net unrealized appreciation (depreciation)		27,486
Net gain (loss)		209,965
Net increase (decrease) in net assets resulting from operations		$ 747,924

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Mid Cap Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended October 31, 2012 (Unaudited)	For the period September 8, 2011 (commencement of operations) to April 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 537,959	$ 214,259
Net realized gain (loss)	182,479	44,919
Change in net unrealized appreciation (depreciation)	27,486	3,641,397
Net increase (decrease) in net assets resulting from operations	747,924	3,900,575
Distributions to shareholders from net investment income	(143,512)	(66,999)
Distributions to shareholders from net realized gain	(74,544)	-
Total distributions	(218,056)	(66,999)
Share transactions - net increase (decrease)	41,351,254	42,274,731
Redemption fees	4,606	2,888
Total increase (decrease) in net assets	41,885,728	46,111,195

Net Assets
Beginning of period	46,111,195	-
End of period (including undistributed net investment income of $541,569 and undistributed net investment income of $147,122, respectively)	$ 87,996,923	$ 46,111,195

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended October 31, 2012	Year ended April 30,
	(Unaudited)	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.68	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.09
Net realized and unrealized gain (loss)	(.08) G	1.64
Total from investment operations	.01	1.73
Distributions from net investment income	(.03)	(.05)
Distributions from net realized gain	(.02)	-
Total distributions	(.05)	(.05)
Redemption fees added to paid in capital D, J	-	-
Net asset value, end of period	$ 11.64	$ 11.68
Total Return B, C	.10%	17.37%
Ratios to Average Net Assets E, I
Expenses before reductions	.33% A	.33% A
Expenses net of fee waivers, if any	.26% A	.26% A
Expenses net of all reductions	.26% A	.26% A
Net investment income (loss)	1.57% A	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,816	$ 7,794
Portfolio turnover rate F	13% A	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period September 8, 2011 (commencement of operations) to April 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended October 31, 2012	Year ended April 30,
	(Unaudited)	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.69	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.10
Net realized and unrealized gain (loss)	(.08) G	1.64
Total from investment operations	.02	1.74
Distributions from net investment income	(.03)	(.05)
Distributions from net realized gain	(.02)	-
Total distributions	(.05)	(.05)
Redemption fees added to paid in capital D, J	-	-
Net asset value, end of period	$ 11.66	$ 11.69
Total Return B, C	.20%	17.48%
Ratios to Average Net Assets E, I
Expenses before reductions	.20% A	.20% A
Expenses net of fee waivers, if any	.12% A	.12% A
Expenses net of all reductions	.12% A	.12% A
Net investment income (loss)	1.71% A	1.37% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,149	$ 18,896
Portfolio turnover rate F	13% A	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period September 8, 2011 (commencement of operations) to April 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended October 31, 2012	Year ended April 30,
	(Unaudited)	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.70	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.10
Net realized and unrealized gain (loss)	(.09) G	1.65
Total from investment operations	.01	1.75
Distributions from net investment income	(.03)	(.05)
Distributions from net realized gain	(.02)	-
Total distributions	(.05)	(.05)
Redemption fees added to paid in capital D, J	-	-
Net asset value, end of period	$ 11.66	$ 11.70
Total Return B, C	.12%	17.59%
Ratios to Average Net Assets E, I
Expenses before reductions	.14% A	.14% A
Expenses net of fee waivers, if any	.08% A	.08% A
Expenses net of all reductions	.08% A	.08% A
Net investment income (loss)	1.75% A	1.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,923	$ 19,312
Portfolio turnover rate F	13% A	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period September 8, 2011 (commencement of operations) to April 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended October 31, 2012	Year ended April 30,
	(Unaudited)	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.70	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.10
Net realized and unrealized gain (loss)	(.09) G	1.65
Total from investment operations	.01	1.75
Distributions from net investment income	(.04)	(.05)
Distributions from net realized gain	(.02)	-
Total distributions	(.05) K	(.05)
Redemption fees added to paid in capital D, J	-	-
Net asset value, end of period	$ 11.66	$ 11.70
Total Return B, C	.13%	17.60%
Ratios to Average Net Assets E, I
Expenses before reductions	.12% A	.12% A
Expenses net of fee waivers, if any	.06% A	.06% A
Expenses net of all reductions	.06% A	.06% A
Net investment income (loss)	1.77% A	1.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 109	$ 109
Portfolio turnover rate F	13% A	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period September 8, 2011 (commencement of operations) to April 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total Distributions of $.05 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $.017 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Small Cap Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Ocwen Financial Corp.	0.4	0.1
Pharmacyclics, Inc.	0.3	0.1
Two Harbors Investment Corp.	0.3	0.2
Genesee & Wyoming, Inc. Class A	0.3	0.2
Starwood Property Trust, Inc.	0.3	0.2
WEX, Inc.	0.3	0.0
Warnaco Group, Inc.	0.2	0.2
CommVault Systems, Inc.	0.2	0.2
Dril-Quip, Inc.	0.2	0.2
Coeur d'Alene Mines Corp.	0.2	0.2
	2.7
Market Sectors as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.0	22.5
Information Technology	16.4	16.1
Industrials	15.1	15.4
Consumer Discretionary	13.7	13.5
Health Care	12.3	12.2
Energy	5.9	6.4
Materials	5.1	4.5
Utilities	3.7	3.2
Consumer Staples	3.6	3.5
Telecommunication Services	0.7	0.8

Semiannual Report

Spartan Small Cap Index Fund

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 13.7%
Auto Components - 0.8%
American Axle & Manufacturing Holdings, Inc. (a)	5,252	$ 57,089
Cooper Tire & Rubber Co.	4,926	99,160
Dana Holding Corp.	11,668	153,551
Dorman Products, Inc. (a)	1,932	59,023
Drew Industries, Inc. (a)	1,497	47,410
Exide Technologies (a)	5,863	17,882
Federal-Mogul Corp. Class A (a)	1,335	10,066
Fuel Systems Solutions, Inc. (a)	1,100	17,897
Gentherm, Inc. (a)	2,295	27,586
Modine Manufacturing Co. (a)	3,693	25,112
Shiloh Industries, Inc.	258	2,936
Spartan Motors, Inc.	2,571	12,084
Standard Motor Products, Inc.	1,508	28,320
Stoneridge, Inc. (a)	2,404	11,948
Superior Industries International, Inc.	1,789	30,574
Tenneco, Inc. (a)	4,797	146,548
Tower International, Inc. (a)	428	3,030
		750,216
Automobiles - 0.0%
Winnebago Industries, Inc. (a)	2,378	29,963
Distributors - 0.2%
Core-Mark Holding Co., Inc.	921	44,088
Pool Corp.	3,751	157,992
VOXX International Corp. (a)	1,497	9,311
Weyco Group, Inc.	532	12,491
		223,882
Diversified Consumer Services - 1.1%
American Public Education, Inc. (a)	1,449	52,787
Ascent Capital Group, Inc. (a)	1,144	68,011
Bridgepoint Education, Inc. (a)	1,282	12,820
Capella Education Co. (a)	1,038	32,406
Career Education Corp. (a)	4,122	14,015
Carriage Services, Inc.	1,252	13,309
Coinstar, Inc. (a)(d)	2,487	116,740
Collectors Universe, Inc.	385	4,620
Corinthian Colleges, Inc. (a)	5,838	15,938
Education Management Corp. (a)	1,905	6,058
Grand Canyon Education, Inc. (a)	3,171	69,001
Hillenbrand, Inc.	4,401	90,088
K12, Inc. (a)	2,129	43,581
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Lincoln Educational Services Corp.	1,575	$ 5,843
Mac-Gray Corp.	972	12,636
Matthews International Corp. Class A	2,250	64,733
National American University Holdings, Inc.	574	2,353
Regis Corp.	4,568	76,103
Sotheby's Class A (Ltd. vtg.)	5,317	165,518
Steiner Leisure Ltd. (a)	1,221	53,626
Stewart Enterprises, Inc. Class A	5,987	46,519
Strayer Education, Inc.	943	54,185
Universal Technical Institute, Inc.	1,663	21,320
		1,042,210
Hotels, Restaurants & Leisure - 3.1%
AFC Enterprises, Inc. (a)	1,900	48,108
Ameristar Casinos, Inc.	2,659	48,527
Biglari Holdings, Inc. (a)	96	33,947
BJ's Restaurants, Inc. (a)	1,950	64,448
Bloomin' Brands, Inc.	1,463	19,999
Bluegreen Corp. (a)	1,050	6,227
Bob Evans Farms, Inc.	2,315	88,132
Boyd Gaming Corp. (a)	4,316	26,630
Bravo Brio Restaurant Group, Inc. (a)	1,598	21,094
Buffalo Wild Wings, Inc. (a)	1,473	111,874
Caesars Entertainment Corp.	2,794	16,177
Caribou Coffee Co., Inc. (a)	1,746	20,900
Carrols Restaurant Group, Inc. (a)	1,128	7,242
CEC Entertainment, Inc.	1,457	45,167
Churchill Downs, Inc.	1,041	68,009
Chuys Holdings, Inc.	497	12,142
Cracker Barrel Old Country Store, Inc.	1,521	96,812
Del Frisco's Restaurant Group, Inc. (a)	428	6,334
Denny's Corp. (a)	7,384	33,966
DineEquity, Inc. (a)	1,214	76,118
Domino's Pizza, Inc.	4,590	186,446
Einstein Noah Restaurant Group, Inc.	429	6,619
Fiesta Restaurant Group, Inc. (a)	1,193	15,771
Frisch's Restaurants, Inc.	217	3,880
Ignite Restaurant Group, Inc. (a)	593	6,796
International Speedway Corp. Class A	2,208	56,304
Interval Leisure Group, Inc.	3,101	59,105
Isle of Capri Casinos, Inc. (a)	1,589	9,661
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Jack in the Box, Inc. (a)	3,513	$ 91,373
Jamba, Inc. (a)	5,108	11,187
Krispy Kreme Doughnuts, Inc. (a)	4,609	34,245
Life Time Fitness, Inc. (a)	3,401	152,671
Luby's, Inc. (a)	1,658	10,595
Marcus Corp.	1,466	15,979
Marriott Vacations Worldwide Corp.	2,112	83,086
Monarch Casino & Resort, Inc. (a)	622	5,673
Morgans Hotel Group Co. (a)	1,890	12,191
MTR Gaming Group, Inc. (a)	1,585	5,532
Multimedia Games Holding Co., Inc. (a)	2,126	33,803
Nathan's Famous, Inc. (a)	189	5,237
Orient Express Hotels Ltd. Class A (a)	7,694	90,251
Papa John's International, Inc. (a)	1,423	75,874
Pinnacle Entertainment, Inc. (a)	4,985	63,609
Premier Exhibitions, Inc. (a)	1,821	4,990
Red Lion Hotels Corp. (a)	980	6,458
Red Robin Gourmet Burgers, Inc. (a)	1,144	38,210
Ruby Tuesday, Inc. (a)	5,005	36,136
Ruth's Hospitality Group, Inc. (a)	2,735	18,188
Ryman Hospitality Properties, Inc.	2,262	88,241
Scientific Games Corp. Class A (a)	4,380	36,047
SHFL Entertainment, Inc. (a)	4,386	61,974
Six Flags Entertainment Corp.	3,147	179,725
Sonic Corp. (a)	4,831	48,165
Speedway Motorsports, Inc.	885	14,426
Texas Roadhouse, Inc. Class A	4,949	80,570
The Cheesecake Factory, Inc.	4,271	141,199
Town Sports International Holdings, Inc. (a)	1,905	24,003
Vail Resorts, Inc.	2,858	162,277
WMS Industries, Inc. (a)	4,377	71,914
		2,900,264
Household Durables - 1.1%
American Greetings Corp. Class A	2,709	46,514
Bassett Furniture Industries, Inc.	929	10,656
Beazer Homes USA, Inc. (a)	1,898	31,298
Blyth, Inc.	789	18,021
Cavco Industries, Inc. (a)	539	26,055
CSS Industries, Inc.	765	15,377
Ethan Allen Interiors, Inc.	1,919	56,438
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Flexsteel Industries, Inc.	333	$ 6,703
Helen of Troy Ltd. (a)	2,513	75,943
Hooker Furniture Corp.	872	11,894
Hovnanian Enterprises, Inc. Class A (a)(d)	7,788	33,488
iRobot Corp. (a)	2,137	38,402
KB Home (d)	6,116	97,734
La-Z-Boy, Inc. (a)	4,099	66,486
Libbey, Inc. (a)	1,673	30,030
Lifetime Brands, Inc.	666	7,393
M.D.C. Holdings, Inc.	3,027	115,752
M/I Homes, Inc. (a)	1,717	38,203
Meritage Homes Corp. (a)	2,424	89,640
NACCO Industries, Inc. Class A	433	21,927
Ryland Group, Inc.	3,537	119,798
Sealy Corp., Inc. (a)(d)	3,543	7,901
Skullcandy, Inc. (a)(d)	1,245	15,077
Standard Pacific Corp. (a)	9,190	63,411
Universal Electronics, Inc. (a)	1,124	19,288
Zagg, Inc. (a)	1,960	14,073
		1,077,502
Internet & Catalog Retail - 0.4%
1-800-FLOWERS.com, Inc. Class A (a)	2,271	8,244
Blue Nile, Inc. (a)	955	36,070
CafePress, Inc.	389	2,307
Geeknet, Inc. (a)	403	7,323
HSN, Inc.	3,006	156,372
Kayak Software Corp.	251	8,316
NutriSystem, Inc.	2,329	22,428
Orbitz Worldwide, Inc. (a)	1,766	4,362
Overstock.com, Inc. (a)	940	14,175
PetMed Express, Inc.	1,617	17,625
Shutterfly, Inc. (a)	2,844	86,059
U.S. Auto Parts Network, Inc. (a)	1,460	4,365
Vitacost.com, Inc. (a)	1,698	10,867
		378,513
Leisure Equipment & Products - 0.5%
Arctic Cat, Inc. (a)	968	35,109
Black Diamond, Inc. (a)	1,702	16,169
Brunswick Corp.	7,078	166,970
Callaway Golf Co.	5,049	27,568
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
JAKKS Pacific, Inc.	1,713	$ 22,115
Johnson Outdoors, Inc. Class A (a)	474	9,248
Leapfrog Enterprises, Inc. Class A (a)	3,866	34,175
Marine Products Corp.	911	5,402
Smith & Wesson Holding Corp. (a)	5,205	49,968
Steinway Musical Instruments, Inc. (a)	577	13,929
Sturm, Ruger & Co., Inc. (d)	1,518	71,695
		452,348
Media - 1.2%
Arbitron, Inc.	2,097	76,247
Beasley Broadcast Group, Inc. Class A (a)	209	1,016
Belo Corp. Series A	7,469	55,868
Carmike Cinemas, Inc. (a)	1,381	18,809
Central European Media Enterprises Ltd. Class A (a)(d)	2,803	15,024
Crown Media Holdings, Inc. Class A (a)	2,329	4,052
Cumulus Media, Inc. Class A (a)	5,044	12,408
Daily Journal Corp. (a)	70	6,616
DialGlobal, Inc. (a)	47	115
Digital Generation, Inc. (a)	2,244	20,869
E.W. Scripps Co. Class A (a)	2,395	25,411
Entercom Communications Corp. Class A (a)	1,894	12,330
Entravision Communication Corp. Class A	3,217	4,343
Fisher Communications, Inc.	739	18,652
Global Sources Ltd. (a)	1,658	9,484
Harte-Hanks, Inc.	3,646	20,308
Journal Communications, Inc. Class A (a)	3,331	18,687
LIN TV Corp. Class A (a)	2,393	13,425
Lions Gate Entertainment Corp. (a)	6,738	112,390
Live Nation Entertainment, Inc. (a)	11,125	101,794
Martha Stewart Living Omnimedia, Inc. Class A	2,576	7,445
MDC Partners, Inc. Class A (sub. vtg.)	2,067	23,378
Meredith Corp.	2,873	96,159
National CineMedia, Inc.	4,464	69,013
Nexstar Broadcasting Group, Inc. Class A (a)	820	8,913
Outdoor Channel Holdings, Inc.	1,328	9,641
ReachLocal, Inc. (a)	838	10,341
Reading International, Inc. Class A (a)	1,445	8,742
Rentrak Corp. (a)	724	12,301
Saga Communications, Inc. Class A	298	12,641
Salem Communications Corp. Class A	757	4,512
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Scholastic Corp.	2,058	$ 67,893
Sinclair Broadcast Group, Inc. Class A	4,013	50,564
The McClatchy Co. Class A (a)	4,301	12,258
The New York Times Co. Class A (a)	10,858	88,818
Valassis Communications, Inc. (a)	3,151	81,989
Value Line, Inc.	12	120
World Wrestling Entertainment, Inc. Class A	2,105	17,029
		1,129,605
Multiline Retail - 0.2%
Fred's, Inc. Class A	2,825	38,279
Gordmans Stores, Inc. (a)	643	9,684
Saks, Inc. (a)	8,720	89,642
The Bon-Ton Stores, Inc.	1,042	12,796
Tuesday Morning Corp. (a)	3,147	18,788
		169,189
Specialty Retail - 3.6%
Aeropostale, Inc. (a)	6,445	77,018
America's Car Mart, Inc. (a)	629	26,330
ANN, Inc. (a)	3,868	135,999
Asbury Automotive Group, Inc. (a)	2,215	70,260
Barnes & Noble, Inc. (a)	2,179	36,694
bebe Stores, Inc.	3,055	12,373
Big 5 Sporting Goods Corp.	1,334	11,913
Body Central Corp. (a)	1,209	12,078
Brown Shoe Co., Inc.	3,425	54,047
Cabela's, Inc. Class A (a)	3,700	165,797
Casual Male Retail Group, Inc. (a)	3,160	12,198
Citi Trends, Inc. (a)	1,219	14,969
Conn's, Inc. (a)	1,266	32,068
Destination Maternity Corp.	1,097	20,799
Express, Inc. (a)	7,098	79,001
Finish Line, Inc. Class A	4,020	83,636
Five Below, Inc.	846	28,036
Francescas Holdings Corp. (a)	2,762	81,562
Genesco, Inc. (a)	1,947	111,563
Group 1 Automotive, Inc.	1,819	112,796
Haverty Furniture Companies, Inc.	1,578	23,686
hhgregg, Inc. (a)	1,309	7,906
Hibbett Sports, Inc. (a)	2,092	112,947
Hot Topic, Inc.	3,263	28,062
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Jos. A. Bank Clothiers, Inc. (a)	2,210	$ 103,406
Kirkland's, Inc. (a)	1,109	10,635
Lithia Motors, Inc. Class A (sub. vtg.)	1,725	58,995
Lumber Liquidators Holdings, Inc. (a)	2,183	121,855
MarineMax, Inc. (a)	1,529	12,584
Mattress Firm Holding Corp.	860	27,529
Monro Muffler Brake, Inc.	2,452	83,172
New York & Co., Inc. (a)	2,314	7,798
Office Depot, Inc. (a)	22,657	56,189
OfficeMax, Inc.	6,950	51,083
Orchard Supply Hardware Stores Corp. Class A	77	956
Penske Automotive Group, Inc.	3,368	103,061
Perfumania Holdings, Inc. (a)	427	2,430
Pier 1 Imports, Inc.	7,699	157,060
RadioShack Corp. (d)	7,406	16,589
Rent-A-Center, Inc.	4,705	156,818
rue21, Inc. (a)	1,183	35,620
Select Comfort Corp. (a)	4,502	125,291
Shoe Carnival, Inc.	1,111	25,975
Sonic Automotive, Inc. Class A (sub. vtg.)	3,119	60,509
Stage Stores, Inc.	2,368	58,016
Stein Mart, Inc. (a)	2,097	16,482
Systemax, Inc. (a)	915	10,010
Teavana Holdings, Inc. (a)	619	6,530
The Buckle, Inc.	2,200	99,374
The Cato Corp. Class A (sub. vtg.)	2,180	61,868
The Children's Place Retail Stores, Inc. (a)	1,922	112,302
The Men's Wearhouse, Inc.	4,038	132,406
The Pep Boys - Manny, Moe & Jack	4,242	42,378
Tilly's, Inc. (a)	692	11,169
Vitamin Shoppe, Inc. (a)	2,336	133,713
West Marine, Inc. (a)	1,223	12,646
Wet Seal, Inc. Class A (a)	7,468	21,358
Winmark Corp.	194	10,336
Zumiez, Inc. (a)	1,743	44,115
		3,341,996
Textiles, Apparel & Luxury Goods - 1.5%
Cherokee, Inc.	709	10,217
Columbia Sportswear Co.	954	53,806
Crocs, Inc. (a)	7,175	90,405
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Culp, Inc.	609	$ 7,698
Delta Apparel, Inc. (a)	624	9,447
Fifth & Pacific Companies, Inc. (a)	8,632	94,779
G-III Apparel Group Ltd. (a)	1,324	48,935
Iconix Brand Group, Inc. (a)	5,639	104,378
K-Swiss, Inc. Class A (a)	1,736	3,958
Maidenform Brands, Inc. (a)	1,807	33,809
Movado Group, Inc.	1,404	44,493
Oxford Industries, Inc.	1,115	61,860
Perry Ellis International, Inc. (a)	874	18,039
Quiksilver, Inc. (a)	10,071	32,227
R.G. Barry Corp.	742	11,308
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	3,009	49,949
Steven Madden Ltd. (a)	3,119	133,867
The Jones Group, Inc.	6,550	77,356
True Religion Apparel, Inc.	2,047	52,506
Tumi Holdings, Inc.	1,736	38,886
Unifi, Inc. (a)	1,055	14,802
Vera Bradley, Inc. (a)(d)	1,559	46,474
Warnaco Group, Inc. (a)	3,222	227,409
Wolverine World Wide, Inc.	3,858	161,534
		1,428,142
TOTAL CONSUMER DISCRETIONARY		12,923,830
CONSUMER STAPLES - 3.6%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)	603	64,871
Central European Distribution Corp. (a)	5,380	13,880
Coca-Cola Bottling Co. CONSOLIDATED	358	24,609
Craft Brew Alliance, Inc. (a)	756	5,730
National Beverage Corp. (a)	895	13,309
		122,399
Food & Staples Retailing - 1.1%
Andersons, Inc.	1,439	56,524
Arden Group, Inc. Class A	79	7,778
Casey's General Stores, Inc.	3,018	155,578
Chefs' Warehouse Holdings (a)	827	12,769
Harris Teeter Supermarkets, Inc.	3,424	128,229
Ingles Markets, Inc. Class A	1,045	16,929
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Nash-Finch Co.	993	$ 19,095
Natural Grocers by Vitamin Cottage, Inc.	610	12,371
PriceSmart, Inc.	1,444	119,838
Rite Aid Corp. (a)	52,437	60,827
Roundy's, Inc.	1,432	7,504
Spartan Stores, Inc.	1,772	25,446
SUPERVALU, Inc. (d)	16,532	51,415
Susser Holdings Corp. (a)	869	31,232
The Pantry, Inc. (a)	1,903	25,243
United Natural Foods, Inc. (a)	3,837	204,282
Village Super Market, Inc. Class A	685	25,119
Weis Markets, Inc.	915	37,661
		997,840
Food Products - 1.6%
Alico, Inc.	314	9,856
Annie's, Inc.	385	15,208
B&G Foods, Inc. Class A	4,131	125,045
Cal-Maine Foods, Inc.	1,148	49,513
Calavo Growers, Inc.	971	22,925
Chiquita Brands International, Inc. (a)	3,676	26,504
Darling International, Inc. (a)	9,312	153,927
Diamond Foods, Inc. (d)	1,718	31,817
Dole Food Co., Inc. (a)(d)	2,766	34,824
Farmer Brothers Co. (a)	450	4,379
Fresh Del Monte Produce, Inc.	3,030	76,265
Griffin Land & Nurseries, Inc.	180	4,671
Hain Celestial Group, Inc. (a)	2,925	169,065
Inventure Foods, Inc. (a)	949	5,656
J&J Snack Foods Corp.	1,148	65,746
John B. Sanfilippo & Son, Inc. (a)	659	11,084
Lancaster Colony Corp.	1,457	106,040
Lifeway Foods, Inc.	312	2,920
Limoneira Co.	682	15,325
Omega Protein Corp. (a)	1,511	9,837
Pilgrims Pride Corp.	4,936	27,790
Post Holdings, Inc. (a)	2,200	69,410
Sanderson Farms, Inc.	1,824	82,609
Seneca Foods Corp. Class A (a)	758	21,667
Smart Balance, Inc. (a)	4,733	56,323
Snyders-Lance, Inc.	3,509	88,918
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Tootsie Roll Industries, Inc.	1,868	$ 49,782
TreeHouse Foods, Inc. (a)	2,848	152,510
Westway Group, Inc.	1,149	7,250
		1,496,866
Household Products - 0.2%
Central Garden & Pet Co. Class A (non-vtg.) (a)	2,970	33,472
Harbinger Group, Inc. (a)	3,204	28,035
Oil-Dri Corp. of America	351	7,862
Orchids Paper Products Co.	398	7,638
Spectrum Brands Holdings, Inc.	1,822	82,883
WD-40 Co.	1,271	60,830
		220,720
Personal Products - 0.4%
Elizabeth Arden, Inc. (a)	1,998	94,266
Inter Parfums, Inc.	1,316	24,030
MediFast, Inc. (a)	1,060	27,051
Nature's Sunshine Products, Inc.	931	16,004
Nutraceutical International Corp. (a)	755	11,974
Prestige Brands Holdings, Inc. (a)	3,892	67,682
Revlon, Inc. (a)	880	13,552
Schiff Nutrition International, Inc. (a)	1,045	35,363
Synutra International, Inc. (a)	1,268	5,313
The Female Health Co.	1,572	11,004
USANA Health Sciences, Inc. (a)	487	21,009
		327,248
Tobacco - 0.2%
Alliance One International, Inc. (a)	7,192	21,864
Star Scientific, Inc. (a)(d)	11,181	33,878
Universal Corp.	1,844	91,389
Vector Group Ltd.	4,417	72,704
		219,835
TOTAL CONSUMER STAPLES		3,384,908
ENERGY - 5.9%
Energy Equipment & Services - 1.9%
Basic Energy Services, Inc. (a)	2,357	24,489
Bolt Technology Corp.	755	10,872
Bristow Group, Inc.	2,841	141,823
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
C&J Energy Services, Inc. (a)	3,542	$ 68,644
Cal Dive International, Inc. (a)	6,904	8,699
Dawson Geophysical Co. (a)	603	14,406
Dril-Quip, Inc. (a)	3,190	220,939
Exterran Holdings, Inc. (a)	5,140	102,697
Forbes Energy Services Ltd. (a)	1,096	3,135
Forum Energy Technologies, Inc.	1,696	37,838
Geospace Technologies Corp. (a)	1,012	65,507
Global Geophysical Services, Inc. (a)	1,612	7,447
Gulf Island Fabrication, Inc.	1,160	27,527
Gulfmark Offshore, Inc. Class A (a)	2,135	69,003
Heckmann Corp. (a)(d)	10,319	36,117
Helix Energy Solutions Group, Inc. (a)	8,273	143,040
Hercules Offshore, Inc. (a)	12,579	59,876
Hornbeck Offshore Services, Inc. (a)	2,815	97,512
ION Geophysical Corp. (a)	10,485	67,733
Key Energy Services, Inc. (a)	11,993	78,434
Lufkin Industries, Inc.	2,667	133,377
Matrix Service Co. (a)	2,120	22,239
Mitcham Industries, Inc. (a)	1,003	13,591
Natural Gas Services Group, Inc. (a)	983	15,590
Newpark Resources, Inc. (a)	6,992	47,476
Parker Drilling Co. (a)	9,278	40,174
PHI, Inc. (non-vtg.) (a)	1,027	32,135
Pioneer Energy Services Corp. (a)	5,080	33,528
RigNet, Inc. (a)	954	17,716
Tesco Corp. (a)	2,384	21,003
TETRA Technologies, Inc. (a)	6,013	32,170
TGC Industries, Inc.	1,204	8,861
Union Drilling, Inc. (a)	979	6,354
Vantage Drilling Co. (a)	14,783	27,201
Willbros Group, Inc. (a)	3,032	15,494
		1,752,647
Oil, Gas & Consumable Fuels - 4.0%
Abraxas Petroleum Corp. (a)	6,150	12,731
Adams Resources & Energy, Inc.	160	4,867
Alon USA Energy, Inc.	744	9,769
Amyris, Inc. (a)(d)	2,517	6,469
APCO Oil and Gas International, Inc.	647	8,223
Approach Resources, Inc. (a)	2,645	65,146
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Arch Coal, Inc.	16,848	$ 134,110
Berry Petroleum Co. Class A	4,106	158,122
Bill Barrett Corp. (a)	3,824	87,608
Bonanza Creek Energy, Inc.	784	19,420
BPZ Energy, Inc. (a)(d)	8,507	24,500
Callon Petroleum Co. (a)	3,048	17,435
Carrizo Oil & Gas, Inc. (a)	3,143	84,295
Ceres, Inc.	421	2,219
Clayton Williams Energy, Inc. (a)	481	20,370
Clean Energy Fuels Corp. (a)(d)	5,257	60,193
Cloud Peak Energy, Inc. (a)	4,845	102,230
Comstock Resources, Inc. (a)	3,825	65,484
Contango Oil & Gas Co. (a)	1,015	49,897
Crimson Exploration, Inc. (a)	2,026	7,334
Crosstex Energy, Inc.	3,287	44,966
CVR Energy, Inc. (a)	1,290	47,408
Delek US Holdings, Inc.	1,315	33,861
Emerald Oil, Inc. (a)	1,117	6,032
Endeavour International Corp. (a)(d)	3,629	26,347
Energy XXI (Bermuda) Ltd.	6,200	205,220
EPL Oil & Gas, Inc. (a)	2,205	47,716
Evolution Petroleum Corp. (a)	1,226	10,053
Forest Oil Corp. (a)	9,366	70,994
Frontline Ltd. (NY Shares) (a)(d)	4,346	13,777
FX Energy, Inc. (a)	4,083	19,721
GasLog Ltd.	1,768	20,403
Gastar Exploration Ltd. (a)	3,875	4,340
Gevo, Inc. (a)	2,108	4,258
Goodrich Petroleum Corp. (a)	2,042	25,178
Green Plains Renewable Energy, Inc. (a)	2,034	15,723
Gulfport Energy Corp. (a)	4,419	146,622
Halcon Resources Corp. (a)	8,934	57,803
Hallador Energy Co.	540	5,292
Harvest Natural Resources, Inc. (a)	2,924	25,527
Isramco, Inc. (a)	84	8,461
KiOR, Inc. Class A (a)(d)	2,143	14,144
Knightsbridge Tankers Ltd.	2,062	13,135
Kodiak Oil & Gas Corp. (a)	20,915	193,255
Magnum Hunter Resources Corp. (d)	11,439	43,697
Matador Resources Co.	1,072	9,466
McMoRan Exploration Co. (a)(d)	8,066	96,227
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Midstates Petroleum Co., Inc.	1,760	$ 10,859
Miller Energy Resources, Inc. (a)	2,239	10,120
Nordic American Tanker Shipping Ltd. (d)	4,090	34,356
Northern Oil & Gas, Inc. (a)	5,055	76,634
Oasis Petroleum, Inc. (a)	6,349	186,470
Overseas Shipholding Group, Inc. (d)	1,725	1,932
Panhandle Royalty Co. Class A	597	16,167
PDC Energy, Inc. (a)	2,380	72,043
Penn Virginia Corp.	4,474	20,222
Petroquest Energy, Inc. (a)	4,351	26,541
Quicksilver Resources, Inc. (a)	9,355	36,204
Renewable Energy Group, Inc.	381	1,878
Rentech, Inc. (a)	18,225	47,021
Resolute Energy Corp. (a)	3,698	32,838
Rex American Resources Corp. (a)	477	8,400
Rex Energy Corp. (a)	3,445	45,612
Rosetta Resources, Inc. (a)	4,202	193,460
Sanchez Energy Corp.	864	15,604
Saratoga Resources, Inc. (a)	1,611	7,991
Scorpio Tankers, Inc. (a)	2,815	15,342
SemGroup Corp. Class A (a)	3,310	127,898
Ship Finance International Ltd. (NY Shares) (d)	3,857	59,321
Solazyme, Inc. (a)	2,557	20,712
Stone Energy Corp. (a)	3,977	93,817
Swift Energy Co. (a)	3,413	57,031
Synergy Resources Corp. (a)	2,985	12,686
Targa Resources Corp.	2,292	116,732
Teekay Tankers Ltd. (d)	5,377	18,497
Triangle Petroleum Corp. (a)	3,470	22,173
Uranerz Energy Corp. (a)(d)	4,630	7,686
Uranium Energy Corp. (a)(d)	6,382	15,062
VAALCO Energy, Inc. (a)	4,482	36,618
W&T Offshore, Inc.	2,692	45,629
Warren Resources, Inc. (a)	5,660	16,131
Western Refining, Inc.	4,544	113,009
Westmoreland Coal Co. (a)	929	9,550
ZaZa Energy Corp. (a)	1,802	2,613
		3,784,907
TOTAL ENERGY		5,537,554
Common Stocks - continued
	Shares	Value
FINANCIALS - 22.0%
Capital Markets - 2.3%
Apollo Investment Corp.	16,084	$ 127,868
Arlington Asset Investment Corp.	878	19,536
Artio Global Investors, Inc. Class A	2,134	5,079
BGC Partners, Inc. Class A	7,642	35,765
BlackRock Kelso Capital Corp.	5,855	58,609
Calamos Asset Management, Inc. Class A	1,673	18,068
Capital Southwest Corp.	238	25,645
CIFI Corp. (a)	494	3,335
Cohen & Steers, Inc.	1,471	41,173
Cowen Group, Inc. Class A (a)	6,869	17,447
Diamond Hill Investment Group, Inc.	225	17,321
Duff & Phelps Corp. Class A	2,403	29,869
Epoch Holding Corp.	1,238	27,137
Evercore Partners, Inc. Class A	2,270	63,333
FBR Capital Markets Corp. (a)	2,816	8,392
Fifth Street Finance Corp.	7,312	79,774
Financial Engines, Inc. (a)	3,681	88,381
FXCM, Inc. Class A	1,762	15,858
GAMCO Investors, Inc. Class A	520	25,480
GFI Group, Inc.	5,554	17,551
Gladstone Capital Corp.	1,755	15,620
Gladstone Investment Corp.	2,197	16,258
Greenhill & Co., Inc.	2,308	110,138
GSV Capital Corp. (a)	1,634	12,729
Harris & Harris Group, Inc. (a)	2,807	9,628
Hercules Technology Growth Capital, Inc.	4,205	45,414
HFF, Inc. (a)	2,522	35,131
ICG Group, Inc. (a)	2,984	31,272
INTL FCStone, Inc. (a)	1,035	19,179
Investment Technology Group, Inc. (a)	3,125	26,375
JMP Group, Inc.	1,578	8,742
KBW, Inc.	2,763	44,899
KCAP Financial, Inc.	1,807	16,389
Knight Capital Group, Inc. Class A (a)	14,025	36,886
Ladenburg Thalmann Financial Services, Inc. (a)	8,045	10,459
Main Street Capital Corp.	2,237	67,177
Manning & Napier, Inc.	1,164	15,144
MCG Capital Corp.	6,178	28,789
Medallion Financial Corp.	1,398	17,489
Medley Capital Corp.	1,852	26,669
MVC Capital, Inc.	1,766	21,828
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
NGP Capital Resources Co.	1,653	$ 12,116
Oppenheimer Holdings, Inc. Class A (non-vtg.)	809	13,171
PennantPark Investment Corp.	5,140	56,540
Piper Jaffray Companies (a)	1,170	31,415
Prospect Capital Corp.	11,701	138,540
Pzena Investment Management, Inc.	885	4,991
Safeguard Scientifics, Inc. (a)	1,665	26,390
Stifel Financial Corp. (a)	4,199	133,108
SWS Group, Inc. (a)	2,282	12,985
TCP Capital Corp.	414	6,347
THL Credit, Inc.	1,197	17,081
TICC Capital Corp.	3,187	33,081
Triangle Capital Corp.	2,194	57,110
Virtus Investment Partners, Inc. (a)	482	46,272
Walter Investment Management Corp.	2,829	136,726
Westwood Holdings Group, Inc.	503	19,526
WisdomTree Investments, Inc. (a)	4,475	28,685
		2,115,920
Commercial Banks - 6.5%
1st Source Corp.	1,150	25,542
1st United Bancorp, Inc. (a)	2,355	14,154
Access National Corp.	487	6,424
Alliance Financial Corp.	377	17,071
American National Bankshares, Inc.	590	12,384
Ameris Bancorp (a)	1,840	19,633
Ames National Corp.	616	12,184
Arrow Financial Corp.	860	20,984
BancFirst Corp.	500	21,980
Banco Latinoamericano de Exporaciones SA (BLADEX) Series E	2,240	50,400
Bancorp, Inc., Delaware (a)	2,324	26,424
BancorpSouth, Inc.	7,449	105,403
Bank of Kentucky Financial Corp.	490	12,319
Bank of Marin Bancorp	418	15,604
Bank of the Ozarks, Inc.	2,310	75,629
Banner Bank	1,485	43,050
Bar Harbor Bankshares	334	11,844
BBCN Bancorp, Inc.	6,161	73,501
Berkshire Bancorp, Inc. (a)	148	1,231
Boston Private Financial Holdings, Inc.	6,230	57,441
Bridge Bancorp, Inc.	636	12,720
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Bridge Capital Holdings (a)	792	$ 11,840
Bryn Mawr Bank Corp.	949	21,485
BSB Bancorp, Inc.	723	9,319
C & F Financial Corp.	232	9,106
Camden National Corp.	592	20,661
Capital City Bank Group, Inc. (a)	1,046	10,617
Cardinal Financial Corp.	2,315	36,971
Cascade Bancorp (a)	318	1,584
Cathay General Bancorp	6,261	110,757
Center Bancorp, Inc.	1,009	11,493
Centerstate Banks of Florida, Inc.	2,487	21,562
Central Pacific Financial Corp. (a)	1,641	23,581
Century Bancorp, Inc. Class A (non-vtg.)	293	9,584
Chemical Financial Corp.	2,171	51,062
Citizens & Northern Corp.	927	17,214
Citizens Republic Bancorp, Inc. (a)	3,163	57,377
City Holding Co.	1,153	40,493
CNB Financial Corp., Pennsylvania	991	17,025
CoBiz, Inc.	2,640	18,823
Columbia Banking Systems, Inc.	3,130	55,432
Community Bank System, Inc.	3,052	84,205
Community Trust Bancorp, Inc.	1,135	38,499
Crescent Financial Bancshares, Inc. (a)	208	901
CVB Financial Corp.	6,986	75,589
Eagle Bancorp, Inc., Maryland (a)	1,426	29,746
Enterprise Bancorp, Inc.	446	7,613
Enterprise Financial Services Corp.	1,372	19,208
Farmers National Banc Corp.	1,418	8,777
Fidelity Southern Corp.	679	6,647
Financial Institutions, Inc.	1,061	20,201
First Bancorp, North Carolina	1,146	11,976
First Bancorp, Puerto Rico (a)	5,668	24,032
First Busey Corp.	6,072	28,660
First California Financial Group, Inc. (a)	1,745	11,779
First Commonwealth Financial Corp.	8,369	54,817
First Community Bancshares, Inc.	1,335	19,998
First Connecticut Bancorp, Inc.	1,492	20,425
First Financial Bancorp, Ohio	4,624	72,597
First Financial Bankshares, Inc.	2,498	90,503
First Financial Corp., Indiana	842	25,757
First Interstate Bancsystem, Inc.	1,299	19,524
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Merchants Corp.	2,200	$ 32,362
First Midwest Bancorp, Inc., Delaware	5,900	72,983
First of Long Island Corp.	581	17,424
FirstMerit Corp.	8,695	120,513
FNB Corp., Pennsylvania	11,152	119,661
FNB United Corp. (a)	779	9,325
German American Bancorp, Inc.	1,037	23,384
Glacier Bancorp, Inc.	5,665	82,143
Great Southern Bancorp, Inc.	824	23,377
Guaranty Bancorp (a)	6,611	12,098
Hampton Roads Bankshares, Inc. (a)	188	227
Hancock Holding Co.	6,037	190,709
Hanmi Financial Corp. (a)	2,450	30,405
Heartland Financial USA, Inc.	1,173	33,665
Heritage Commerce Corp. (a)	1,793	11,816
Heritage Financial Corp., Washington	1,252	17,315
Heritage Oaks Bancorp (a)	1,737	9,449
Home Bancshares, Inc.	1,746	60,481
HomeTrust Bancshares, Inc.	1,682	22,959
Horizon Bancorp Industries	317	9,193
Hudson Valley Holding Corp.	1,292	20,814
IBERIABANK Corp.	2,325	115,762
Independent Bank Corp., Massachusetts	1,716	50,639
International Bancshares Corp.	4,248	77,101
Investors Bancorp, Inc.	3,436	61,814
Lakeland Bancorp, Inc.	2,402	23,852
Lakeland Financial Corp.	1,314	35,071
MainSource Financial Group, Inc.	1,626	20,358
MB Financial, Inc.	4,324	87,604
Mercantile Bank Corp.	713	11,786
Merchants Bancshares, Inc.	430	12,590
Metro Bancorp, Inc. (a)	1,103	14,317
Metrocorp Bancshares, Inc. (a)	1,207	12,239
Middleburg Financial Corp.	374	6,306
Midsouth Bancorp, Inc.	715	11,083
MidWestOne Financial Group, Inc.	518	10,464
National Bankshares, Inc.	581	18,302
National Penn Bancshares, Inc.	9,762	87,175
NBT Bancorp, Inc.	2,656	56,493
Northrim Bancorp, Inc.	566	12,752
Old National Bancorp, Indiana	8,008	98,258
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
OmniAmerican Bancorp, Inc. (a)	862	$ 19,731
Oriental Financial Group, Inc.	3,280	38,638
Pacific Capital Bancorp NA (a)	341	15,655
Pacific Continental Corp.	1,520	14,121
Pacific Mercantile Bancorp (a)	951	6,819
PacWest Bancorp	2,413	54,293
Park National Corp.	903	60,095
Park Sterling Corp. (a)	3,302	16,510
Peapack-Gladstone Financial Corp.	653	10,115
Penns Woods Bancorp, Inc.	327	13,253
Peoples Bancorp, Inc.	812	17,296
Pinnacle Financial Partners, Inc. (a)	2,675	52,296
Preferred Bank, Los Angeles (a)	935	13,286
PrivateBancorp, Inc.	4,767	77,035
Prosperity Bancshares, Inc.	3,745	156,766
Renasant Corp.	1,965	36,176
Republic Bancorp, Inc., Kentucky Class A	779	16,842
S&T Bancorp, Inc.	2,216	38,935
S.Y. Bancorp, Inc.	951	22,425
Sandy Spring Bancorp, Inc.	1,924	36,787
SCBT Financial Corp.	1,168	46,346
Seacoast Banking Corp., Florida (a)	6,207	9,931
Sierra Bancorp	977	10,991
Simmons First National Corp. Class A	1,384	34,448
Southside Bancshares, Inc.	1,395	28,472
Southwest Bancorp, Inc., Oklahoma (a)	1,548	16,703
State Bank Financial Corp.	2,570	38,987
StellarOne Corp.	1,898	26,041
Sterling Bancorp, New York	2,501	23,885
Sterling Financial Corp.	2,077	44,157
Suffolk Bancorp (a)	742	11,145
Sun Bancorp, Inc., New Jersey (a)	3,410	10,537
Susquehanna Bancshares, Inc.	14,919	154,710
Taylor Capital Group, Inc. (a)	1,324	24,732
Texas Capital Bancshares, Inc. (a)	3,173	150,622
The First Bancorp, Inc.	666	10,976
Tompkins Financial Corp.	893	36,149
TowneBank	2,006	31,233
Trico Bancshares	1,327	22,294
Trustmark Corp.	5,097	119,627
UMB Financial Corp.	2,548	113,462
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Umpqua Holdings Corp.	8,916	$ 107,794
Union/First Market Bankshares Corp.	1,676	26,313
United Bankshares, Inc., West Virginia	4,011	95,582
United Community Banks, Inc., Georgia (a)	3,243	28,214
Univest Corp. of Pennsylvania	1,251	21,167
Virginia Commerce Bancorp, Inc. (a)	2,079	19,044
Washington Banking Co., Oak Harbor	1,343	18,359
Washington Trust Bancorp, Inc.	1,136	30,661
Webster Financial Corp.	5,756	126,632
WesBanco, Inc.	1,865	41,030
West Bancorp., Inc.	1,312	14,314
West Coast Bancorp	1,551	34,153
Westamerica Bancorp.	2,176	96,005
Western Alliance Bancorp. (a)	5,793	59,436
Wilshire Bancorp, Inc. (a)	4,995	32,517
Wintrust Financial Corp.	2,799	103,423
		6,144,797
Consumer Finance - 0.6%
Cash America International, Inc.	2,332	91,158
Credit Acceptance Corp. (a)	628	51,276
DFC Global Corp. (a)	3,490	58,807
EZCORP, Inc. (non-vtg.) Class A (a)	3,806	74,826
First Cash Financial Services, Inc. (a)	2,260	100,932
First Marblehead Corp. (a)	4,637	4,359
Green Dot Corp. Class A (a)	1,977	20,146
Nelnet, Inc. Class A	1,867	45,573
Netspend Holdings, Inc. (a)	2,424	25,961
Nicholas Financial, Inc.	836	10,876
Regional Management Corp.	417	7,289
World Acceptance Corp. (a)	822	54,877
		546,080
Diversified Financial Services - 0.3%
California First National Bancorp	193	3,526
Gain Capital Holdings, Inc.	1,136	5,226
MarketAxess Holdings, Inc.	2,896	90,471
Marlin Business Services Corp.	664	15,000
MicroFinancial, Inc.	543	4,279
NewStar Financial, Inc. (a)	2,123	26,538
PHH Corp. (a)	4,505	93,749
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
PICO Holdings, Inc. (a)	1,810	$ 40,073
Resource America, Inc. Class A	1,005	6,794
		285,656
Insurance - 2.5%
Alterra Capital Holdings Ltd.	6,775	165,513
American Equity Investment Life Holding Co.	4,766	54,857
American Safety Insurance Group Ltd. (a)	749	12,628
Amerisafe, Inc. (a)	1,471	38,614
Amtrust Financial Services, Inc.	2,067	50,021
Argo Group International Holdings, Ltd.	2,056	70,726
Baldwin & Lyons, Inc. Class B	708	17,240
Citizens, Inc. Class A (a)	3,053	31,110
CNO Financial Group, Inc.	16,872	161,634
Crawford & Co. Class B	1,984	10,932
Donegal Group, Inc. Class A	520	6,739
Eastern Insurance Holdings, Inc.	573	9,638
eHealth, Inc. (a)	1,518	32,941
EMC Insurance Group	322	7,206
Employers Holdings, Inc.	2,529	46,154
Enstar Group Ltd. (a)	654	65,400
FBL Financial Group, Inc. Class A	779	26,587
First American Financial Corp.	8,420	191,555
Flagstone Reinsurance Holdings Ltd.	4,130	36,509
Fortegra Financial Corp. (a)	481	4,271
Global Indemnity PLC (a)	797	17,677
Greenlight Capital Re, Ltd. (a)	2,234	57,079
Hallmark Financial Services, Inc. (a)	935	7,134
Hilltop Holdings, Inc. (a)	3,198	43,461
Homeowners Choice, Inc.	614	13,631
Horace Mann Educators Corp.	3,155	60,608
Independence Holding Co.	605	5,288
Infinity Property & Casualty Corp.	911	52,027
Investors Title Co.	107	7,019
Kansas City Life Insurance Co.	348	12,646
Maiden Holdings Ltd.	3,834	32,397
Meadowbrook Insurance Group, Inc.	3,959	22,250
Montpelier Re Holdings Ltd.	3,971	90,817
National Financial Partners Corp. (a)	3,243	59,509
National Interstate Corp.	473	12,274
National Western Life Insurance Co. Class A	178	24,986
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Navigators Group, Inc. (a)	802	$ 42,570
OneBeacon Insurance Group Ltd.	1,864	25,164
Phoenix Companies, Inc. (a)	433	13,051
Platinum Underwriters Holdings Ltd.	2,705	120,102
Presidential Life Corp.	1,718	24,018
Primerica, Inc.	3,714	104,958
RLI Corp.	1,681	114,611
Safety Insurance Group, Inc.	987	45,747
SeaBright Insurance Holdings, Inc.	1,500	16,455
Selective Insurance Group, Inc.	4,343	80,302
State Auto Financial Corp.	1,141	18,416
Stewart Information Services Corp.	1,407	32,811
Symetra Financial Corp.	6,019	71,927
Tower Group, Inc.	2,773	49,969
United Fire Group, Inc.	1,605	38,151
Universal Insurance Holdings, Inc.	1,484	5,862
		2,363,192
Real Estate Investment Trusts - 7.9%
Acadia Realty Trust (SBI)	3,635	93,347
AG Mortgage Investment Trust, Inc.	1,761	42,176
Agree Realty Corp.	855	21,580
Alexanders, Inc.	168	74,585
American Assets Trust, Inc.	2,570	69,827
American Capital Mortgage Investment Corp.	2,878	71,749
American Realty Capital Trust, Inc.	12,503	140,909
AmREIT, Inc.	342	5,571
Anworth Mortgage Asset Corp.	10,900	66,926
Apollo Commercial Real Estate Finance, Inc.	1,718	29,051
Apollo Residential Mortgage, Inc.	1,939	42,988
Ares Commercial Real Estate Corp.	670	11,310
Armour Residential REIT, Inc.	23,514	169,301
Ashford Hospitality Trust, Inc.	4,106	35,271
Associated Estates Realty Corp.	3,949	59,196
Campus Crest Communities, Inc.	3,131	34,723
CapLease, Inc.	5,047	25,891
Capstead Mortgage Corp.	7,820	96,342
Cedar Shopping Centers, Inc.	4,836	25,582
Chatham Lodging Trust	1,137	14,724
Chesapeake Lodging Trust	3,158	59,528
Colonial Properties Trust (SBI)	6,964	150,631
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Colony Financial, Inc.	3,293	$ 65,893
Coresite Realty Corp.	1,648	37,459
Cousins Properties, Inc.	7,211	60,645
Crexus Investment Corp.	5,350	60,188
CubeSmart	9,760	128,051
Cys Investments, Inc.	13,763	184,699
DCT Industrial Trust, Inc.	19,524	125,930
DiamondRock Hospitality Co.	14,969	126,937
DuPont Fabros Technology, Inc.	4,871	104,532
Dynex Capital, Inc.	4,364	43,291
EastGroup Properties, Inc.	2,245	116,875
Education Realty Trust, Inc.	8,981	94,570
Entertainment Properties Trust (SBI)	3,713	165,043
Equity One, Inc.	4,302	89,912
Excel Trust, Inc.	2,747	33,788
FelCor Lodging Trust, Inc. (a)	10,005	44,022
First Industrial Realty Trust, Inc. (a)	7,814	104,317
First Potomac Realty Trust	4,013	47,795
Franklin Street Properties Corp.	5,643	64,387
Getty Realty Corp.	2,068	37,865
Gladstone Commercial Corp.	792	14,597
Glimcher Realty Trust	10,909	116,399
Government Properties Income Trust (d)	3,344	74,203
Gramercy Capital Corp. (a)	3,611	10,508
Gyrodyne Co. of America, Inc. (a)	103	10,998
Healthcare Realty Trust, Inc.	6,803	159,802
Hersha Hospitality Trust	13,760	62,883
Highwoods Properties, Inc. (SBI)	5,803	187,147
Hudson Pacific Properties, Inc.	2,793	52,983
Inland Real Estate Corp.	6,172	50,425
Invesco Mortgage Capital, Inc.	9,134	195,742
Investors Real Estate Trust	7,160	60,287
iStar Financial, Inc. (a)	6,560	57,269
Kite Realty Group Trust	5,295	28,964
LaSalle Hotel Properties (SBI)	6,792	162,600
Lexington Corporate Properties Trust	10,393	98,630
LTC Properties, Inc.	2,414	79,686
Medical Properties Trust, Inc.	10,713	122,985
Mission West Properties, Inc.	1,496	12,387
Monmouth Real Estate Investment Corp. Class A	3,188	35,387
National Health Investors, Inc.	1,936	103,402
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
New York Mortgage Trust, Inc.	3,984	$ 27,290
NorthStar Realty Finance Corp.	10,632	69,852
Omega Healthcare Investors, Inc.	8,368	191,962
One Liberty Properties, Inc.	928	17,530
Parkway Properties, Inc.	1,183	16,290
Pebblebrook Hotel Trust	4,475	94,960
Pennsylvania Real Estate Investment Trust (SBI)	4,354	71,972
PennyMac Mortgage Investment Trust	4,662	118,601
Potlatch Corp.	3,193	122,867
PS Business Parks, Inc.	1,452	93,117
RAIT Financial Trust	4,119	22,984
Ramco-Gershenson Properties Trust (SBI)	3,670	47,563
Redwood Trust, Inc.	6,302	98,248
Resource Capital Corp.	7,994	46,845
Retail Opportunity Investments Corp. (d)	3,935	49,817
RLJ Lodging Trust	8,455	150,668
Rouse Properties, Inc.	1,795	27,033
Sabra Health Care REIT, Inc.	2,947	65,482
Saul Centers, Inc.	607	26,265
Select Income (REIT)	708	17,495
Sovran Self Storage, Inc.	2,281	131,842
Stag Industrial, Inc.	2,512	43,508
Starwood Property Trust, Inc.	10,540	241,577
Strategic Hotel & Resorts, Inc. (a)	14,428	79,210
Summit Hotel Properties, Inc.	3,480	28,745
Sun Communities, Inc.	2,354	98,821
Sunstone Hotel Investors, Inc. (a)	10,867	107,366
Terreno Realty Corp.	1,121	17,106
Two Harbors Investment Corp.	22,066	263,247
UMH Properties, Inc.	1,039	10,920
Universal Health Realty Income Trust (SBI)	955	47,215
Urstadt Biddle Properties, Inc. Class A	1,977	37,444
Washington (REIT) (SBI)	5,243	134,798
Western Asset Mortgage Capital Corp.	1,482	31,789
Whitestone REIT Class B	993	13,376
Winthrop Realty Trust	2,383	26,070
		7,464,566
Real Estate Management & Development - 0.2%
AV Homes, Inc. (a)	804	11,819
Consolidated-Tomoka Land Co.	332	10,896
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Forestar Group, Inc. (a)	2,784	$ 44,572
Kennedy-Wilson Holdings, Inc.	3,440	48,848
Tejon Ranch Co. (a)	1,084	32,455
Thomas Properties Group, Inc.	2,426	12,955
Zillow, Inc. (a)	246	9,191
		170,736
Thrifts & Mortgage Finance - 1.7%
Astoria Financial Corp.	6,910	69,307
Bank Mutual Corp.	3,570	16,101
BankFinancial Corp.	1,587	12,744
Beneficial Mutual Bancorp, Inc. (a)	2,711	25,700
Berkshire Hills Bancorp, Inc.	1,958	45,974
BofI Holding, Inc. (a)	866	24,352
Brookline Bancorp, Inc., Delaware	5,498	46,623
Cape Bancorp, Inc. (a)	817	7,239
Charter Financial Corp., Georgia	402	3,928
Clifton Savings Bancorp, Inc.	625	6,913
Dime Community Bancshares, Inc.	2,553	37,019
Doral Financial Corp. (a)	9,167	8,708
ESB Financial Corp.	834	11,251
ESSA Bancorp, Inc.	615	6,199
EverBank Financial Corp.	1,781	27,142
Farmer Mac Class C (non-vtg.)	765	21,550
First Defiance Financial Corp.	764	13,523
First Federal Bancshares of Arkansas, Inc. (a)	163	1,638
First Financial Holdings, Inc.	1,322	18,640
First Financial Northwest, Inc. (a)	1,294	10,223
First PacTrust Bancorp, Inc.	907	10,666
Flushing Financial Corp.	2,465	38,331
Fox Chase Bancorp, Inc.	1,002	15,591
Franklin Financial Corp./VA (a)	1,101	18,970
Heritage Financial Group, Inc.	728	9,741
Hingham Institution for Savings	86	5,844
Home Bancorp, Inc. (a)	591	11,176
Home Federal Bancorp, Inc.	1,239	14,149
Home Loan Servicing Solutions Ltd.	2,264	43,922
HomeStreet, Inc.	339	15,180
Kaiser Federal Financial Group, Inc.	755	11,650
Kearny Financial Corp.	1,234	11,661
Meridian Interstate Bancorp, Inc. (a)	692	11,688
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
MGIC Investment Corp. (a)	14,705	$ 25,293
NASB Financial, Inc. (a)	308	7,053
Nationstar Mortgage Holdings, Inc.	1,522	54,990
Northfield Bancorp, Inc.	1,175	19,082
Northwest Bancshares, Inc.	7,713	91,785
OceanFirst Financial Corp.	1,218	16,979
Ocwen Financial Corp. (a)	8,509	328,154
Oritani Financial Corp.	3,646	55,711
Peoples Federal Bancshares, Inc.	403	6,871
Provident Financial Holdings, Inc.	745	11,004
Provident Financial Services, Inc.	4,762	71,430
Provident New York Bancorp	3,068	28,011
Radian Group, Inc. (d)	10,588	49,658
Rockville Financial, Inc.	2,275	30,235
Roma Financial Corp.	561	4,942
SI Financial Group, Inc.	732	8,052
Territorial Bancorp, Inc.	858	19,391
Tree.com, Inc. (a)	434	6,271
Trustco Bank Corp., New York	7,522	41,973
United Financial Bancorp, Inc.	1,155	17,752
ViewPoint Financial Group	2,613	54,350
Walker & Dunlop, Inc. (a)	861	14,301
Waterstone Financial, Inc. (a)	530	2,862
Westfield Financial, Inc.	2,014	14,682
WSFS Financial Corp.	579	24,524
		1,638,699
TOTAL FINANCIALS		20,729,646
HEALTH CARE - 12.3%
Biotechnology - 3.6%
Achillion Pharmaceuticals, Inc. (a)	4,720	44,557
Acorda Therapeutics, Inc. (a)	3,175	76,041
Aegerion Pharmaceuticals, Inc. (a)	1,945	43,724
Affymax, Inc. (a)	2,864	65,271
Agenus, Inc. (a)	2,024	9,047
Alkermes PLC (a)	9,697	179,685
Allos Therapeutics, Inc. rights	4,656	0
Alnylam Pharmaceuticals, Inc. (a)	3,684	59,570
AMAG Pharmaceuticals, Inc. (a)	1,709	26,455
Amicus Therapeutics, Inc. (a)	2,294	11,631
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Anacor Pharmaceuticals, Inc. (a)	1,387	$ 7,975
Arena Pharmaceuticals, Inc. (a)(d)	17,201	136,060
ArQule, Inc. (a)	4,292	10,773
Array Biopharma, Inc. (a)	6,853	28,371
Astex Pharmaceuticals, Inc. (a)	7,750	18,445
AVEO Pharmaceuticals, Inc. (a)	3,023	23,065
BioCryst Pharmaceuticals, Inc. (a)	3,986	11,599
Biospecifics Technologies Corp. (a)	480	7,680
BioTime, Inc. (a)	2,563	9,765
Celldex Therapeutics, Inc. (a)	4,535	24,988
Cepheid, Inc. (a)	5,207	157,824
ChemoCentryx, Inc.	392	4,426
Clovis Oncology, Inc.	1,120	24,158
Codexis, Inc. (a)	1,843	4,792
Coronado Biosciences, Inc. (a)	1,496	7,929
Cubist Pharmaceuticals, Inc. (a)	5,000	214,500
Curis, Inc. (a)	6,365	24,251
Cytori Therapeutics, Inc. (a)	4,284	15,808
Dendreon Corp. (a)(d)	12,292	46,710
Discovery Laboratories, Inc. (a)	3,629	8,746
Durata Therapeutics, Inc.	650	5,174
DUSA Pharmaceuticals, Inc. (a)	1,812	12,430
Dyax Corp. (a)	7,477	22,431
Dynavax Technologies Corp. (a)	13,825	57,236
Emergent BioSolutions, Inc. (a)	1,974	26,234
Enzon Pharmaceuticals, Inc. (a)	3,199	21,017
Exact Sciences Corp. (a)	5,059	47,858
Exelixis, Inc. (a)(d)	14,559	69,155
Genomic Health, Inc. (a)	1,289	40,281
Geron Corp. (a)	10,184	13,545
GTx, Inc. (a)	2,277	9,131
Halozyme Therapeutics, Inc. (a)	7,172	37,940
Hyperion Therapeutics, Inc.	286	3,172
Idenix Pharmaceuticals, Inc. (a)	6,979	24,845
ImmunoCellular Therapeutics Ltd. (a)	4,498	8,051
ImmunoGen, Inc. (a)	6,626	73,416
Immunomedics, Inc. (a)	5,050	16,716
Infinity Pharmaceuticals, Inc. (a)	1,928	43,168
InterMune, Inc. (a)	5,197	41,316
Ironwood Pharmaceuticals, Inc. Class A (a)	5,976	69,501
Isis Pharmaceuticals, Inc. (a)(d)	7,953	68,793
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Keryx Biopharmaceuticals, Inc. (a)	5,631	$ 14,021
Lexicon Pharmaceuticals, Inc. (a)	16,932	35,049
Ligand Pharmaceuticals, Inc. Class B (a)	1,415	21,819
MannKind Corp. (a)	9,442	17,845
Maxygen, Inc.	1,559	3,804
Merrimack Pharmaceuticals, Inc.	1,158	7,156
Momenta Pharmaceuticals, Inc. (a)	3,627	45,990
Neurocrine Biosciences, Inc. (a)	5,246	38,453
NewLink Genetics Corp.	936	12,907
Novavax, Inc. (a)	8,793	18,465
NPS Pharmaceuticals, Inc. (a)	6,829	63,100
OncoGenex Pharmaceuticals, Inc. (a)	1,193	14,793
Oncothyreon, Inc. (a)	4,646	23,602
Opko Health, Inc. (a)(d)	8,389	35,905
OREXIGEN Therapeutics, Inc. (a)(d)	4,730	25,211
Osiris Therapeutics, Inc. (a)	1,245	13,073
PDL BioPharma, Inc.	11,046	82,293
Pharmacyclics, Inc. (a)	4,311	263,273
Progenics Pharmaceuticals, Inc. (a)	2,123	6,051
Raptor Pharmaceutical Corp. (a)	3,661	17,024
Repligen Corp. (a)	2,600	13,260
Rigel Pharmaceuticals, Inc. (a)	6,819	60,757
Sangamo Biosciences, Inc. (a)	4,231	23,524
Seattle Genetics, Inc. (a)	7,459	187,668
SIGA Technologies, Inc. (a)	3,091	8,964
Spectrum Pharmaceuticals, Inc. (a)(d)	4,763	53,155
Sunesis Pharmaceuticals, Inc. (a)	2,037	8,779
Synageva BioPharma Corp. (a)	838	35,431
Synergy Pharmaceuticals, Inc. (a)	3,471	13,745
Synta Pharmaceuticals Corp. (a)	3,025	23,807
Targacept, Inc. (a)	2,180	8,894
TESARO, Inc.	337	5,480
Theravance, Inc. (a)	4,812	108,318
Threshold Pharmaceuticals, Inc. (a)	3,712	15,256
Trius Therapeutics, Inc. (a)	2,073	11,360
Vanda Pharmaceuticals, Inc. (a)	2,288	7,756
Verastem, Inc.	619	4,915
Vical, Inc. (a)	6,168	21,033
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
XOMA Corp. (a)	6,643	$ 18,202
ZIOPHARM Oncology, Inc. (a)(d)	5,166	24,332
		3,429,726
Health Care Equipment & Supplies - 3.1%
Abaxis, Inc. (a)	1,727	63,519
Abiomed, Inc. (a)	2,682	53,157
Accuray, Inc. (a)	5,528	38,475
Align Technology, Inc. (a)	5,702	151,559
Alphatec Holdings, Inc. (a)	3,903	6,713
Analogic Corp.	972	71,598
Angiodynamics, Inc. (a)	1,819	19,518
Anika Therapeutics, Inc. (a)	886	9,932
Antares Pharma, Inc. (a)	8,468	32,263
ArthroCare Corp. (a)	2,205	66,326
Atricure, Inc. (a)	1,306	8,385
Atrion Corp.	129	26,218
Cantel Medical Corp.	1,690	43,957
Cardiovascular Systems, Inc. (a)	1,246	14,553
Cerus Corp. (a)	4,591	14,278
Conceptus, Inc. (a)	2,424	45,668
CONMED Corp.	2,268	62,733
Cryolife, Inc.	2,250	13,928
Cyberonics, Inc. (a)	2,186	101,103
Cynosure, Inc. Class A (a)	787	20,730
Derma Sciences, Inc. (a)	648	7,316
DexCom, Inc. (a)	5,315	69,627
Endologix, Inc. (a)	4,420	59,493
EnteroMedics, Inc. (a)	2,125	6,396
Exactech, Inc. (a)	733	12,241
Globus Medical, Inc.	810	13,900
Greatbatch, Inc. (a)	1,904	41,850
Haemonetics Corp. (a)	2,002	163,563
Hansen Medical, Inc. (a)(d)	4,557	10,344
HeartWare International, Inc. (a)	1,121	94,142
ICU Medical, Inc. (a)	966	57,313
Insulet Corp. (a)	3,707	78,625
Integra LifeSciences Holdings Corp. (a)	1,555	59,479
Invacare Corp.	2,508	34,234
IRIS International, Inc. (a)	1,208	23,544
Mako Surgical Corp. (a)	2,875	43,556
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Masimo Corp.	3,969	$ 87,199
Meridian Bioscience, Inc.	3,286	64,899
Merit Medical Systems, Inc. (a)	3,354	48,432
Natus Medical, Inc. (a)	2,328	26,306
Navidea Biopharmaceuticals, Inc. (a)	7,904	22,131
Neogen Corp. (a)	1,872	80,103
NuVasive, Inc. (a)	3,336	48,105
NxStage Medical, Inc. (a)	3,928	43,994
OraSure Technologies, Inc. (a)	4,338	39,302
Orthofix International NV (a)	1,494	59,252
Palomar Medical Technologies, Inc. (a)	1,640	14,153
PhotoMedex, Inc.	975	12,977
Quidel Corp. (a)	2,180	38,215
Rochester Medical Corp. (a)	892	9,357
Rockwell Medical Technologies, Inc. (a)	1,584	11,389
RTI Biologics, Inc. (a)	4,263	17,308
Solta Medical, Inc. (a)	5,731	16,906
Staar Surgical Co. (a)	2,735	17,613
Steris Corp.	4,578	163,023
SurModics, Inc. (a)	1,017	18,286
Symmetry Medical, Inc. (a)	2,848	26,088
The Spectranetics Corp. (a)	2,747	39,996
Tornier BV (a)	1,133	19,374
Unilife Corp. (a)(d)	6,689	18,328
Utah Medical Products, Inc.	223	7,586
Vascular Solutions, Inc. (a)	1,254	18,898
Volcano Corp. (a)	4,231	121,091
West Pharmaceutical Services, Inc.	2,677	144,210
Wright Medical Group, Inc. (a)	3,047	61,915
Young Innovations, Inc.	435	14,855
Zeltiq Aesthetics, Inc.	1,173	6,827
		2,958,354
Health Care Providers & Services - 2.8%
Acadia Healthcare Co., Inc. (a)	1,864	38,342
Accretive Health, Inc. (a)	4,526	53,362
Air Methods Corp. (a)	1,019	111,713
Almost Family, Inc. (a)	620	12,853
Amedisys, Inc. (a)	2,349	25,933
AMN Healthcare Services, Inc. (a)	3,130	31,050
AmSurg Corp. (a)	2,539	72,412
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Assisted Living Concepts, Inc. Class A	1,493	$ 11,810
Bio-Reference Laboratories, Inc. (a)	1,960	54,410
BioScrip, Inc. (a)	3,412	31,425
Capital Senior Living Corp. (a)	2,176	34,990
Centene Corp. (a)	4,085	155,148
Chemed Corp.	1,527	102,691
Chindex International, Inc. (a)	913	9,468
Corvel Corp. (a)	472	20,074
Cross Country Healthcare, Inc. (a)	2,001	8,804
Emeritus Corp. (a)	2,448	54,958
ExamWorks Group, Inc. (a)	2,290	32,106
Five Star Quality Care, Inc. (a)	3,522	18,526
Gentiva Health Services, Inc. (a)	2,385	22,419
Hanger, Inc. (a)	2,720	68,952
HealthSouth Corp. (a)	7,580	167,745
Healthways, Inc. (a)	2,584	25,142
HMS Holdings Corp. (a)	6,842	157,982
IPC The Hospitalist Co., Inc. (a)	1,318	45,458
Kindred Healthcare, Inc. (a)	4,091	40,092
Landauer, Inc.	730	42,304
LHC Group, Inc. (a)	1,302	22,811
Magellan Health Services, Inc. (a)	2,166	108,625
Metropolitan Health Networks, Inc. (a)	3,423	37,413
Molina Healthcare, Inc. (a)	2,399	60,143
MWI Veterinary Supply, Inc. (a)	1,012	106,280
National Healthcare Corp.	858	40,858
National Research Corp.	201	10,187
Owens & Minor, Inc.	5,014	142,749
PDI, Inc. (a)	644	4,411
PharMerica Corp. (a)	2,300	28,106
Providence Service Corp. (a)	935	9,537
PSS World Medical, Inc. (a)	4,000	114,480
Select Medical Holdings Corp.	2,695	28,540
Skilled Healthcare Group, Inc. (a)	1,541	11,974
Sun Healthcare Group, Inc. (a)	1,962	16,599
Sunrise Senior Living, Inc. (a)	4,636	66,712
Team Health Holdings, Inc. (a)	2,259	60,112
The Ensign Group, Inc.	1,403	40,911
Triple-S Management Corp. (a)	1,497	27,006
U.S. Physical Therapy, Inc.	953	25,445
Universal American Spin Corp.	2,962	26,776
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Vanguard Health Systems, Inc. (a)	2,475	$ 23,958
Wellcare Health Plans, Inc. (a)	3,419	162,744
		2,626,546
Health Care Technology - 0.6%
athenahealth, Inc. (a)	2,816	181,041
Computer Programs & Systems, Inc.	883	43,099
Epocrates, Inc. (a)	1,591	15,560
Greenway Medical Technologies	613	10,170
HealthStream, Inc. (a)	1,555	39,715
MedAssets, Inc. (a)	4,635	82,179
Medidata Solutions, Inc. (a)	1,766	74,207
Mediware Information Systems, Inc. (a)	261	5,726
Merge Healthcare, Inc. (a)(d)	4,640	15,822
Omnicell, Inc. (a)	2,612	38,083
Quality Systems, Inc.	3,173	55,369
Vocera Communications, Inc.	535	14,386
		575,357
Life Sciences Tools & Services - 0.4%
Affymetrix, Inc. (a)	5,858	18,570
BG Medicine, Inc. (a)	763	1,755
Cambrex Corp. (a)	2,274	27,470
Fluidigm Corp. (a)	1,975	29,803
Furiex Pharmaceuticals, Inc. (a)	615	11,790
Harvard Bioscience, Inc. (a)	2,218	8,916
Luminex Corp. (a)	3,310	53,225
Pacific Biosciences of California, Inc. (a)	2,506	3,258
PAREXEL International Corp. (a)	4,743	145,563
Sequenom, Inc. (a)(d)	8,902	27,685
		328,035
Pharmaceuticals - 1.8%
Acura Pharmaceuticals, Inc. (a)	490	740
Akorn, Inc. (a)	4,530	54,405
Ampio Pharmaceuticals, Inc. (a)(d)	1,837	7,348
Auxilium Pharmaceuticals, Inc. (a)	3,852	78,889
AVANIR Pharmaceuticals Class A (a)	10,552	30,179
Biodelivery Sciences International, Inc. (a)	1,840	9,402
Cadence Pharmaceuticals, Inc. (a)	4,478	15,852
Cempra, Inc.	311	2,087
Corcept Therapeutics, Inc. (a)	4,109	10,273
Cornerstone Therapeutics, Inc. (a)	676	3,306
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Cumberland Pharmaceuticals, Inc. (a)	763	$ 4,479
DepoMed, Inc. (a)	4,579	25,871
Endocyte, Inc. (a)	2,413	23,092
Hi-Tech Pharmacal Co., Inc. (a)	869	27,243
Horizon Pharma, Inc.	2,540	6,553
Impax Laboratories, Inc. (a)	5,321	113,071
Jazz Pharmaceuticals PLC (a)	3,296	177,094
Lannett Co., Inc. (a)	1,115	4,917
MAP Pharmaceuticals, Inc. (a)	2,258	34,818
Medicis Pharmaceutical Corp. Class A	4,553	197,646
Nektar Therapeutics (a)(d)	9,120	82,080
Obagi Medical Products, Inc. (a)	1,399	17,250
Omeros Corp. (a)	1,971	18,527
Optimer Pharmaceuticals, Inc. (a)	3,636	34,687
Pacira Pharmaceuticals, Inc. (a)	1,444	22,931
Pain Therapeutics, Inc. (a)	2,847	13,295
Pernix Therapeutics Holdings, Inc. (a)	640	5,043
Pozen, Inc. (a)	2,124	12,723
Questcor Pharmaceuticals, Inc. (d)	4,263	108,621
Repros Therapeutics, Inc. (a)	1,360	19,611
Sagent Pharmaceuticals, Inc. (a)	774	11,672
Santarus, Inc. (a)	4,230	38,620
SciClone Pharmaceuticals, Inc. (a)	4,435	24,437
Sucampo Pharmaceuticals, Inc. Class A (a)	924	4,611
Supernus Pharmaceuticals, Inc. (a)	246	2,822
The Medicines Company (a)	4,382	96,053
Transcept Pharmaceuticals, Inc. (a)	835	4,250
Ventrus Biosciences, Inc. (a)	957	3,005
ViroPharma, Inc. (a)	5,537	139,809
VIVUS, Inc. (a)(d)	7,923	118,053
XenoPort, Inc. (a)	3,328	27,389
Zogenix, Inc. (a)	4,192	10,228
		1,642,982
TOTAL HEALTH CARE		11,561,000
INDUSTRIALS - 15.1%
Aerospace & Defense - 1.7%
AAR Corp.	3,250	49,043
AeroVironment, Inc. (a)	1,322	29,071
American Science & Engineering, Inc.	676	42,980
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
API Technologies Corp. (a)	2,212	$ 5,840
Astronics Corp. (a)	907	21,051
Astronics Corp. Class B	117	2,673
Ceradyne, Inc.	1,921	67,158
CPI Aerostructures, Inc. (a)	512	5,637
Cubic Corp.	1,239	60,463
Curtiss-Wright Corp.	3,743	115,546
DigitalGlobe, Inc. (a)	2,872	74,500
Esterline Technologies Corp. (a)	2,434	140,661
GenCorp, Inc. (non-vtg.) (a)	4,753	41,921
GeoEye, Inc. (a)	1,166	36,577
HEICO Corp.	4,132	159,619
Hexcel Corp. (a)	7,901	201,950
KEYW Holding Corp. (a)	2,010	24,401
Kratos Defense & Security Solutions, Inc. (a)	3,185	17,549
LMI Aerospace, Inc. (a)	685	13,755
Moog, Inc. Class A (a)	3,549	131,348
National Presto Industries, Inc.	388	28,848
Orbital Sciences Corp. (a)	4,700	62,980
SIFCO Industries, Inc.	192	3,216
Sypris Solutions, Inc.	692	4,360
Taser International, Inc. (a)	4,304	33,614
Teledyne Technologies, Inc. (a)	2,900	185,687
		1,560,448
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a)	3,955	15,227
Atlas Air Worldwide Holdings, Inc. (a)	2,099	115,424
Echo Global Logistics, Inc. (a)	1,213	20,391
Forward Air Corp.	2,316	77,285
Hub Group, Inc. Class A (a)	2,944	91,293
Pacer International, Inc. (a)	2,900	10,382
Park-Ohio Holdings Corp. (a)	708	15,661
XPO Logistics, Inc. (a)	1,367	18,769
		364,432
Airlines - 0.7%
Alaska Air Group, Inc. (a)	5,619	214,871
Allegiant Travel Co. (a)	1,163	84,597
Hawaiian Holdings, Inc. (a)	4,194	24,870
JetBlue Airways Corp. (a)	18,541	98,082
Republic Airways Holdings, Inc. (a)	3,749	17,508
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
SkyWest, Inc.	4,075	$ 44,621
Spirit Airlines, Inc. (a)	3,300	57,915
US Airways Group, Inc. (a)	12,891	157,012
		699,476
Building Products - 0.9%
A.O. Smith Corp.	3,098	188,265
AAON, Inc.	1,508	31,638
Ameresco, Inc. Class A (a)	1,524	16,855
American Woodmark Corp. (a)	774	17,802
Apogee Enterprises, Inc.	2,188	44,570
Builders FirstSource, Inc. (a)	3,377	18,607
Gibraltar Industries, Inc. (a)	2,367	29,493
Griffon Corp.	3,535	35,880
Insteel Industries, Inc.	1,410	16,356
NCI Building Systems, Inc. (a)	1,511	16,938
Nortek, Inc. (a)	600	35,706
Patrick Industries, Inc. (a)	303	5,354
PGT, Inc. (a)	1,790	7,733
Quanex Building Products Corp.	2,924	57,807
Simpson Manufacturing Co. Ltd.	3,169	96,528
Trex Co., Inc. (a)	1,158	40,461
Universal Forest Products, Inc.	1,564	60,214
USG Corp. (a)	5,881	157,082
		877,289
Commercial Services & Supplies - 2.5%
A.T. Cross Co. Class A (a)	711	6,733
ABM Industries, Inc.	4,260	80,940
ACCO Brands Corp.	9,002	65,174
Acorn Energy, Inc.	1,357	11,548
American Reprographics Co. (a)	2,834	10,854
Asset Acceptance Capital Corp. (a)	1,128	7,197
Asta Funding, Inc.	732	6,866
Casella Waste Systems, Inc. Class A (a)	3,128	14,326
CECO Environmental Corp.	464	4,106
Cenveo, Inc. (a)	4,425	8,894
CompX International, Inc. Class A	23	323
Consolidated Graphics, Inc. (a)	617	18,208
Courier Corp.	804	9,688
Deluxe Corp.	4,037	127,206
Encore Capital Group, Inc. (a)	1,705	49,445
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
EnergySolutions, Inc. (a)	6,397	$ 18,295
EnerNOC, Inc. (a)	2,005	24,702
Ennis, Inc.	2,050	31,365
G&K Services, Inc. Class A	1,510	48,698
Healthcare Services Group, Inc.	5,323	127,220
Heritage-Crystal Clean, Inc. (a)	556	9,841
Herman Miller, Inc.	4,665	90,454
HNI Corp.	3,614	99,457
InnerWorkings, Inc. (a)	2,466	35,560
Interface, Inc.	4,657	66,642
Intersections, Inc.	813	7,553
Kimball International, Inc. Class B	2,540	30,328
Knoll, Inc.	3,734	53,732
McGrath RentCorp.	1,972	51,785
Metalico, Inc. (a)	2,973	6,332
Mine Safety Appliances Co.	2,198	84,843
Mobile Mini, Inc. (a)	3,073	53,532
Multi-Color Corp.	1,026	23,311
NL Industries, Inc.	489	4,973
Performant Financial Corp.	672	6,633
Portfolio Recovery Associates, Inc. (a)	1,357	142,010
Quad/Graphics, Inc.	1,942	35,597
Schawk, Inc. Class A	978	12,069
Standard Parking Corp. (a)	1,278	29,202
Steelcase, Inc. Class A	6,058	60,641
Swisher Hygiene, Inc. (Canada) (a)	9,104	13,474
Sykes Enterprises, Inc. (a)	3,001	40,874
Team, Inc. (a)	1,602	52,514
Tetra Tech, Inc. (a)	5,038	130,686
The Brink's Co.	3,748	98,610
The Geo Group, Inc.	4,865	134,858
TMS International Corp. (a)	1,017	10,658
TRC Companies, Inc. (a)	1,097	7,909
Unifirst Corp. Massachusetts	1,151	80,075
United Stationers, Inc.	3,231	93,764
US Ecology, Inc.	1,423	33,768
Viad Corp.	1,581	33,533
		2,307,006
Construction & Engineering - 0.8%
Aegion Corp. (a)	3,133	57,867
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Argan, Inc.	726	$ 12,916
Comfort Systems USA, Inc.	2,867	31,250
Dycom Industries, Inc. (a)	2,607	37,124
EMCOR Group, Inc.	5,289	170,094
Furmanite Corp. (a)	2,981	15,054
Granite Construction, Inc.	3,075	92,896
Great Lakes Dredge & Dock Corp.	4,561	36,260
Layne Christensen Co. (a)	1,546	34,460
MasTec, Inc. (a)	4,341	97,933
Michael Baker Corp. (a)	687	15,533
MYR Group, Inc. (a)	1,582	33,507
Northwest Pipe Co. (a)	709	16,293
Orion Marine Group, Inc. (a)	2,020	13,514
Pike Electric Corp. (a)	1,438	13,100
Primoris Services Corp.	2,331	32,564
Sterling Construction Co., Inc. (a)	1,414	12,585
Tutor Perini Corp. (a)	2,905	29,457
		752,407
Electrical Equipment - 1.2%
Acuity Brands, Inc.	3,354	217,004
American Superconductor Corp. (a)	2,927	10,508
AZZ, Inc.	2,002	78,959
Belden, Inc.	3,557	127,341
Brady Corp. Class A	3,882	119,410
Capstone Turbine Corp. (a)	24,266	24,266
Coleman Cable, Inc.	752	7,136
Encore Wire Corp.	1,322	40,797
EnerSys (a)	3,801	131,058
Enphase Energy, Inc.	721	2,646
Franklin Electric Co., Inc.	1,824	105,683
FuelCell Energy, Inc. (a)	11,323	10,536
Generac Holdings, Inc.	1,964	66,776
Global Power Equipment Group, Inc.	1,359	22,967
II-VI, Inc. (a)	4,170	68,847
LSI Industries, Inc.	1,507	10,217
Powell Industries, Inc. (a)	720	28,642
Preformed Line Products Co.	184	9,912
Thermon Group Holdings, Inc. (a)	1,149	28,541
Vicor Corp. (a)	1,676	10,693
		1,121,939
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.2%
Raven Industries, Inc.	2,883	$ 78,677
Seaboard Corp. (a)	24	54,752
Standex International Corp.	1,014	46,887
		180,316
Machinery - 3.2%
Accuride Corp. (a)	3,694	9,863
Actuant Corp. Class A	5,690	160,686
Alamo Group, Inc.	565	18,928
Albany International Corp. Class A	2,201	48,356
Altra Holdings, Inc.	2,082	37,518
American Railcar Industries, Inc. (a)	777	22,828
Ampco-Pittsburgh Corp.	673	11,885
Astec Industries, Inc.	1,599	46,051
Barnes Group, Inc.	4,293	98,224
Blount International, Inc. (a)	3,934	52,047
Briggs & Stratton Corp.	3,863	76,294
Cascade Corp.	717	46,598
Chart Industries, Inc. (a)	2,341	165,719
CIRCOR International, Inc.	1,345	46,389
CLARCOR, Inc.	3,975	179,829
Columbus McKinnon Corp. (NY Shares) (a)	1,574	23,563
Commercial Vehicle Group, Inc. (a)	1,969	14,945
Douglas Dynamics, Inc.	1,785	27,114
Dynamic Materials Corp.	1,051	14,104
Eastern Co.	527	8,432
Energy Recovery, Inc. (a)	3,865	11,479
EnPro Industries, Inc. (a)	1,636	59,812
ESCO Technologies, Inc.	2,121	79,410
Federal Signal Corp. (a)	4,821	27,817
Flow International Corp. (a)	3,822	12,689
FreightCar America, Inc.	928	17,864
Gorman-Rupp Co.	1,222	32,994
Graham Corp.	745	13,388
Greenbrier Companies, Inc. (a)	1,772	30,851
Hardinge, Inc.	801	8,314
Hurco Companies, Inc. (a)	502	11,536
Hyster-Yale Materials Handling:
Class A (a)	455	18,691
Class B	394	16,186
John Bean Technologies Corp.	2,239	34,525
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Kadant, Inc. (a)	965	$ 23,440
Kaydon Corp.	2,548	56,973
L.B. Foster Co. Class A	742	24,493
Lindsay Corp.	1,009	77,057
Lydall, Inc. (a)	1,266	16,344
Meritor, Inc. (a)	7,568	33,451
Met-Pro Corp.	1,266	11,495
Middleby Corp. (a)	1,467	183,302
Miller Industries, Inc.	887	13,615
Mueller Industries, Inc.	1,746	76,475
Mueller Water Products, Inc. Class A	12,526	65,260
NN, Inc. (a)	1,398	11,575
Omega Flex, Inc. (a)	220	2,750
PMFG, Inc. (a)	1,463	9,510
Proto Labs, Inc.	411	14,262
RBC Bearings, Inc. (a)	1,749	86,855
Rexnord Corp.	2,213	40,100
Robbins & Myers, Inc.	3,045	180,508
Sauer-Danfoss, Inc.	940	37,656
Sun Hydraulics Corp.	1,670	44,489
Tennant Co.	1,495	55,943
Titan International, Inc.	3,792	79,556
TriMas Corp. (a)	2,562	64,255
Twin Disc, Inc.	608	9,217
Wabash National Corp. (a)	5,290	33,380
Watts Water Technologies, Inc. Class A	2,225	89,512
Woodward, Inc.	5,509	184,552
		3,010,954
Marine - 0.0%
Genco Shipping & Trading Ltd. (a)	2,330	7,083
International Shipholding Corp.	379	6,337
Rand Logistics, Inc. (a)	1,575	10,206
		23,626
Professional Services - 1.2%
Acacia Research Corp. (a)	3,955	102,711
Advisory Board Co. (a)	2,716	129,010
Barrett Business Services, Inc.	570	17,003
CBIZ, Inc. (a)	2,908	16,052
CDI Corp.	1,052	18,084
Corporate Executive Board Co.	2,662	119,684
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
CRA International, Inc. (a)	785	$ 13,141
Dolan Co. (a)	2,296	10,630
Exponent, Inc. (a)	1,071	58,884
Franklin Covey Co. (a)	1,218	14,640
FTI Consulting, Inc. (a)	3,338	86,654
GP Strategies Corp. (a)	1,212	23,331
Heidrick & Struggles International, Inc.	1,440	17,050
Hill International, Inc. (a)	1,787	6,058
Hudson Global, Inc. (a)	2,532	10,229
Huron Consulting Group, Inc. (a)	1,822	52,565
ICF International, Inc. (a)	1,548	28,406
Insperity, Inc.	1,765	46,084
Kelly Services, Inc. Class A (non-vtg.)	2,059	27,364
Kforce, Inc. (a)	2,351	26,214
Korn/Ferry International (a)	3,819	51,136
MISTRAS Group, Inc. (a)	1,258	27,789
Navigant Consulting, Inc. (a)	4,025	41,820
Odyssey Marine Exploration, Inc. (a)(d)	5,468	15,803
On Assignment, Inc. (a)	3,415	65,158
Pendrell Corp. (a)	13,092	15,579
Resources Connection, Inc.	3,401	41,968
RPX Corp. (a)	1,573	16,564
TrueBlue, Inc. (a)	3,150	41,108
VSE Corp.	289	6,835
WageWorks, Inc. (a)	554	10,742
		1,158,296
Road & Rail - 1.3%
AMERCO	672	77,643
Arkansas Best Corp.	1,997	16,076
Avis Budget Group, Inc. (a)	8,429	139,331
Celadon Group, Inc.	1,568	26,813
Dollar Thrifty Automotive Group, Inc. (a)	2,219	170,863
Genesee & Wyoming, Inc. Class A (a)	3,512	254,515
Heartland Express, Inc.	3,737	52,131
Knight Transportation, Inc.	4,599	69,537
Marten Transport Ltd.	1,300	24,050
Old Dominion Freight Lines, Inc. (a)	5,654	189,635
Patriot Transportation Holding, Inc. (a)	549	15,372
Quality Distribution, Inc. (a)	1,693	14,560
Roadrunner Transportation Systems, Inc. (a)	945	16,471
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Saia, Inc. (a)	1,249	$ 28,227
Swift Transporation Co. (a)	6,341	61,825
Universal Truckload Services, Inc.	482	7,635
Werner Enterprises, Inc.	3,513	81,361
Zipcar, Inc. (a)	2,099	13,161
		1,259,206
Trading Companies & Distributors - 1.0%
Aceto Corp.	2,240	22,445
Aircastle Ltd.	4,697	52,278
Applied Industrial Technologies, Inc.	3,290	133,541
Beacon Roofing Supply, Inc. (a)	3,719	120,272
BlueLinx Corp. (a)	1,650	3,482
CAI International, Inc. (a)	1,056	23,401
DXP Enterprises, Inc. (a)	680	33,476
Edgen Group, Inc. Class A	1,234	9,391
H&E Equipment Services, Inc.	2,219	33,773
Houston Wire & Cable Co.	1,390	15,387
Kaman Corp.	2,093	77,860
Rush Enterprises, Inc. Class A (a)	2,583	49,077
SeaCube Container Leasing Ltd.	909	16,835
TAL International Group, Inc.	2,319	79,171
Textainer Group Holdings Ltd.	1,092	32,978
Titan Machinery, Inc. (a)	1,303	30,816
Watsco, Inc.	2,328	159,119
Willis Lease Finance Corp. (a)	349	4,963
		898,265
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)	1,451	19,371
TOTAL INDUSTRIALS		14,233,031
INFORMATION TECHNOLOGY - 16.4%
Communications Equipment - 1.9%
ADTRAN, Inc. (d)	5,063	85,514
Ambient Corp. (a)	151	580
Anaren, Inc. (a)	1,085	19,563
Arris Group, Inc. (a)	8,965	123,179
Aruba Networks, Inc. (a)	8,894	161,604
Aviat Networks, Inc. (a)	5,057	11,530
Aware, Inc.	1,090	6,638
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Bel Fuse, Inc. Class B (non-vtg.)	849	$ 14,059
Black Box Corp.	1,362	29,855
CalAmp Corp. (a)	2,225	19,758
Calix Networks, Inc. (a)	2,985	19,850
Ciena Corp. (a)	7,893	97,952
Comtech Telecommunications Corp.	1,441	36,270
Digi International, Inc. (a)	1,943	18,303
Emulex Corp. (a)	6,945	48,337
Extreme Networks, Inc. (a)	7,400	24,124
Finisar Corp. (a)	7,261	83,647
Globecomm Systems, Inc. (a)	1,742	18,901
Harmonic, Inc. (a)	9,465	41,078
Infinera Corp. (a)	8,481	41,727
InterDigital, Inc. (d)	3,519	134,039
Ixia (a)	3,268	45,785
KVH Industries, Inc. (a)	1,162	16,059
Loral Space & Communications Ltd.	870	68,434
NETGEAR, Inc. (a)	3,033	107,702
NumereX Corp. Class A (a)	757	8,690
Oclaro, Inc. (a)	5,987	11,794
Oplink Communications, Inc. (a)	1,495	22,216
Parkervision, Inc. (a)	5,709	8,906
PC-Tel, Inc.	1,598	10,419
Plantronics, Inc.	3,394	110,101
Procera Networks, Inc. (a)	1,483	33,590
ShoreTel, Inc. (a)	3,812	16,887
Sonus Networks, Inc. (a)	16,403	30,510
Sycamore Networks, Inc.	1,484	8,578
Symmetricom, Inc. (a)	3,419	21,027
Tellabs, Inc.	29,424	85,918
Telular Corp.	1,294	12,927
Tessco Technologies, Inc.	384	7,987
Ubiquiti Networks, Inc.	772	9,110
ViaSat, Inc. (a)	2,984	115,899
Westell Technologies, Inc. Class A (a)	3,342	6,818
		1,795,865
Computers & Peripherals - 0.7%
3D Systems Corp. (a)(d)	3,708	161,298
Avid Technology, Inc. (a)	2,218	13,020
Cray, Inc. (a)	2,842	34,587
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Datalink Corp. (a)	1,245	$ 10,134
Electronics for Imaging, Inc. (a)	3,691	64,076
Imation Corp. (a)	2,630	12,019
Immersion Corp. (a)	2,176	9,400
Intermec, Inc. (a)	4,879	33,080
Intevac, Inc. (a)	1,927	9,635
OCZ Technology Group, Inc. (a)(d)	5,025	6,784
QLogic Corp. (a)	7,769	72,873
Quantum Corp. (a)	18,262	19,175
Silicon Graphics International Corp. (a)	2,660	20,535
STEC, Inc. (a)	2,628	15,426
Stratasys, Inc. (a)	1,689	112,606
Super Micro Computer, Inc. (a)	2,282	18,051
Synaptics, Inc. (a)	2,682	62,115
		674,814
Electronic Equipment & Components - 2.3%
Aeroflex Holding Corp. (a)	1,515	9,635
Agilysys, Inc. (a)	1,201	9,812
Anixter International, Inc.	2,231	130,781
Audience, Inc.	397	2,987
Badger Meter, Inc.	1,159	49,652
Benchmark Electronics, Inc. (a)	4,591	68,039
Checkpoint Systems, Inc. (a)	3,172	25,757
Cognex Corp.	3,399	123,928
Coherent, Inc. (a)	1,887	86,142
CTS Corp.	2,780	23,018
Daktronics, Inc.	2,828	24,802
DTS, Inc. (a)	1,413	29,645
Echelon Corp. (a)	2,966	9,817
Electro Rent Corp.	1,535	24,130
Electro Scientific Industries, Inc.	1,875	20,025
Fabrinet (a)	1,837	17,690
FARO Technologies, Inc. (a)	1,359	54,632
FEI Co.	3,009	165,645
GSI Group, Inc. (a)	2,145	16,667
Insight Enterprises, Inc. (a)	3,541	57,258
InvenSense, Inc.	2,825	31,640
KEMET Corp. (a)	3,563	16,176
KEY Tronic Corp. (a)	912	10,351
Littelfuse, Inc.	1,715	91,924
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Maxwell Technologies, Inc. (a)	2,167	$ 14,107
Measurement Specialties, Inc. (a)	1,225	39,947
Mercury Computer Systems, Inc. (a)	2,520	20,651
Mesa Laboratories, Inc.	189	9,218
Methode Electronics, Inc. Class A	3,004	30,400
MTS Systems Corp.	1,275	64,273
Multi-Fineline Electronix, Inc. (a)	696	14,713
Neonode, Inc. (a)	1,594	6,041
Newport Corp. (a)	2,951	31,930
OSI Systems, Inc. (a)	1,574	124,740
Park Electrochemical Corp.	1,690	41,946
PC Connection, Inc.	629	6,472
Plexus Corp. (a)	2,781	74,837
Power-One, Inc. (a)	5,048	20,343
RadiSys Corp. (a)	2,140	6,078
RealD, Inc. (a)(d)	3,442	32,183
Richardson Electronics Ltd.	1,132	13,188
Rofin-Sinar Technologies, Inc. (a)	2,284	41,592
Rogers Corp. (a)	1,297	51,115
Sanmina-SCI Corp. (a)	6,586	58,550
ScanSource, Inc. (a)	2,195	64,204
SYNNEX Corp. (a)	2,027	65,655
TTM Technologies, Inc. (a)	4,102	36,918
Universal Display Corp. (a)	3,155	103,421
Viasystems Group, Inc. (a)	272	4,164
Vishay Precision Group, Inc. (a)	904	11,797
Zygo Corp. (a)	1,327	24,709
		2,113,345
Internet Software & Services - 2.3%
Active Network, Inc. (a)	3,040	26,934
Ancestry.com, Inc. (a)	2,299	72,648
Angie's List, Inc.	2,806	32,101
Bankrate, Inc. (a)	3,718	39,894
Bazaarvoice, Inc.	797	10,170
Blucora, Inc. (a)	3,214	56,406
Brightcove, Inc.	451	5,692
Carbonite, Inc. (a)	818	6,323
comScore, Inc. (a)	2,846	40,328
Constant Contact, Inc. (a)	2,434	30,036
Cornerstone OnDemand, Inc. (a)	2,684	75,125
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
CoStar Group, Inc. (a)	2,243	$ 185,945
DealerTrack Holdings, Inc. (a)	3,374	92,211
Demand Media, Inc. (a)	2,365	20,173
Demandware, Inc.	544	16,151
Dice Holdings, Inc. (a)	3,559	31,426
Digital River, Inc. (a)	2,892	41,471
E2open, Inc.	375	6,563
EarthLink, Inc.	8,319	52,742
ExactTarget, Inc.	744	17,350
Internap Network Services Corp. (a)	4,294	29,414
IntraLinks Holdings, Inc. (a)	2,773	15,501
iPass, Inc. (a)	4,576	8,877
j2 Global, Inc.	3,690	110,848
Keynote Systems, Inc.	1,219	17,420
KIT digital, Inc. (a)(d)	4,965	13,803
Limelight Networks, Inc. (a)	4,651	9,814
Liquidity Services, Inc. (a)	1,872	77,183
LivePerson, Inc. (a)	4,391	68,895
LogMeIn, Inc. (a)	1,713	42,277
Marchex, Inc. Class B	1,757	7,186
Market Leader, Inc. (a)	1,685	11,458
MeetMe, Inc. (a)(d)	1,514	6,404
Millennial Media, Inc.	907	14,539
Monster Worldwide, Inc. (a)	9,661	60,091
Move, Inc. (a)	3,089	25,608
NIC, Inc.	5,169	73,917
OpenTable, Inc. (a)(d)	1,793	84,217
Perficient, Inc. (a)	2,582	29,357
QuinStreet, Inc. (a)	2,481	15,184
RealNetworks, Inc. (a)	1,899	14,375
Responsys, Inc. (a)	2,929	26,185
Saba Software, Inc. (a)	2,439	24,585
SciQuest, Inc. (a)	1,475	22,391
Spark Networks, Inc. (a)	1,127	7,393
SPS Commerce, Inc. (a)	1,008	36,540
Stamps.com, Inc. (a)	1,119	30,795
Support.com, Inc. (a)	4,049	18,787
Synacor, Inc.	495	2,713
TechTarget, Inc. (a)	1,155	5,521
Travelzoo, Inc. (a)	540	9,639
United Online, Inc.	7,035	37,708
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Unwired Planet, Inc. (a)	6,170	$ 8,700
ValueClick, Inc. (a)	5,968	99,487
VistaPrint Ltd. (a)	2,730	83,183
Vocus, Inc. (a)	1,625	28,844
Web.com Group, Inc. (a)	2,735	43,158
WebMD Health Corp. (a)	4,047	60,341
XO Group, Inc. (a)	2,187	17,605
Yelp, Inc.	659	15,882
Zix Corp. (a)	4,925	14,283
		2,189,797
IT Services - 1.9%
Acxiom Corp. (a)	6,094	111,216
CACI International, Inc. Class A (a)	1,781	89,816
Cardtronics, Inc. (a)	3,507	99,634
Cass Information Systems, Inc.	727	30,512
Ciber, Inc. (a)	5,524	17,235
Computer Task Group, Inc. (a)	1,166	21,746
Convergys Corp.	9,249	155,476
CSG Systems International, Inc. (a)	2,707	55,791
EPAM Systems, Inc.	349	6,275
Euronet Worldwide, Inc. (a)	4,040	81,972
ExlService Holdings, Inc. (a)	1,806	53,530
Forrester Research, Inc.	1,094	31,660
Global Cash Access Holdings, Inc. (a)	5,323	37,527
Hackett Group, Inc. (a)	1,736	6,753
Heartland Payment Systems, Inc.	3,075	80,196
Higher One Holdings, Inc. (a)(d)	2,614	33,015
iGate Corp. (a)	2,494	40,029
Innodata, Inc. (a)	1,480	5,313
Lionbridge Technologies, Inc. (a)	4,173	13,228
ManTech International Corp. Class A	1,777	40,818
Mattersight Corp. (a)	738	4,081
Maximus, Inc.	2,691	148,489
ModusLink Global Solutions, Inc. (a)	3,539	10,369
MoneyGram International, Inc. (a)	1,659	25,781
PRG-Schultz International, Inc. (a)	1,804	14,107
Sapient Corp. (a)	9,834	101,094
ServiceSource International, Inc. (a)	3,837	34,571
Syntel, Inc.	1,228	73,201
Teletech Holdings, Inc. (a)	1,875	31,575
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
TNS, Inc. (a)	1,983	$ 28,397
Unisys Corp. (a)	3,481	59,351
Virtusa Corp. (a)	1,454	24,951
WEX, Inc. (a)	3,084	227,538
		1,795,247
Semiconductors & Semiconductor Equipment - 3.4%
Advanced Energy Industries, Inc. (a)	3,077	36,339
Alpha & Omega Semiconductor Ltd. (a)	1,374	11,706
Amkor Technology, Inc. (a)(d)	6,165	26,633
ANADIGICS, Inc. (a)	4,879	7,123
Applied Micro Circuits Corp. (a)	5,110	29,638
ATMI, Inc. (a)	2,509	49,553
Axcelis Technologies, Inc. (a)	9,477	8,686
AXT, Inc. (a)	2,802	8,994
Brooks Automation, Inc.	5,114	36,923
Cabot Microelectronics Corp.	1,828	54,474
Cavium, Inc. (a)	3,948	130,995
Ceva, Inc. (a)	1,784	27,028
Cirrus Logic, Inc. (a)	5,111	208,324
Cohu, Inc.	1,878	16,526
Cymer, Inc. (a)	2,450	195,241
Diodes, Inc. (a)	2,792	42,327
DSP Group, Inc. (a)	1,662	9,141
Entegris, Inc. (a)	10,883	89,349
Entropic Communications, Inc. (a)	7,112	34,209
Exar Corp. (a)	3,036	25,958
First Solar, Inc. (a)(d)	4,778	116,153
FormFactor, Inc. (a)	3,740	17,054
GSI Technology, Inc. (a)	1,496	8,363
GT Advanced Technologies, Inc. (a)(d)	9,201	39,932
Hittite Microwave Corp. (a)	2,486	140,807
Inphi Corp. (a)	1,960	16,405
Integrated Device Technology, Inc. (a)	11,040	60,058
Integrated Silicon Solution, Inc. (a)	2,006	17,151
Intermolecular, Inc.	976	6,842
International Rectifier Corp. (a)	5,497	85,149
Intersil Corp. Class A	10,114	71,304
IXYS Corp.	2,048	19,497
Kopin Corp. (a)	5,064	19,041
Lattice Semiconductor Corp. (a)	9,097	35,296
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
LTX-Credence Corp. (a)	4,067	$ 22,653
M/A-COM Technology Solutions, Inc.	556	6,944
Mattson Technology, Inc. (a)	3,999	3,589
MaxLinear, Inc. Class A (a)	1,700	9,656
MEMC Electronic Materials, Inc. (a)	18,642	46,978
Micrel, Inc.	3,725	36,095
Microsemi Corp. (a)	7,094	136,205
Mindspeed Technologies, Inc. (a)	2,620	8,934
MIPS Technologies, Inc. (a)	3,752	26,226
MKS Instruments, Inc.	4,155	98,183
Monolithic Power Systems, Inc. (a)	2,418	46,982
MoSys, Inc. (a)	2,921	11,801
Nanometrics, Inc. (a)	1,863	25,635
NeoPhotonics Corp. (a)	1,722	9,041
NVE Corp. (a)	365	18,907
Omnivision Technologies, Inc. (a)	4,141	59,216
PDF Solutions, Inc. (a)	1,894	25,077
Peregrine Semiconductor Corp.	469	8,306
Pericom Semiconductor Corp. (a)	1,989	15,375
Photronics, Inc. (a)	4,707	23,017
PLX Technology, Inc. (a)	3,295	14,267
Power Integrations, Inc.	2,268	67,087
QuickLogic Corp. (a)	3,627	9,503
Rambus, Inc. (a)	8,796	42,573
RF Micro Devices, Inc. (a)	22,059	97,280
Rubicon Technology, Inc. (a)	1,247	10,836
Rudolph Technologies, Inc. (a)	2,534	24,098
Semtech Corp. (a)	5,167	129,020
Sigma Designs, Inc. (a)	2,675	15,890
Silicon Image, Inc. (a)	6,665	29,326
Spansion, Inc. Class A	3,871	42,929
STR Holdings, Inc. (a)	2,591	5,571
SunPower Corp. (a)	3,387	14,598
Supertex, Inc. (a)	838	16,014
Tessera Technologies, Inc.	4,116	58,324
TriQuint Semiconductor, Inc. (a)	13,526	63,572
Ultra Clean Holdings, Inc. (a)	2,005	9,283
Ultratech, Inc. (a)	2,039	63,025
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Veeco Instruments, Inc. (a)(d)	3,081	$ 94,587
Volterra Semiconductor Corp. (a)	1,945	35,341
		3,184,163
Software - 3.9%
Accelrys, Inc. (a)	4,470	40,007
ACI Worldwide, Inc. (a)	3,115	121,797
Actuate Corp. (a)	3,998	21,309
Advent Software, Inc. (a)	2,515	54,576
American Software, Inc. Class A	1,848	15,135
Aspen Technology, Inc. (a)	7,351	182,158
AVG Technologies NV	585	6,137
Blackbaud, Inc.	3,595	85,453
Bottomline Technologies, Inc. (a)	2,786	65,192
BroadSoft, Inc. (a)	2,181	83,358
Callidus Software, Inc. (a)	2,630	12,203
CommVault Systems, Inc. (a)	3,547	221,581
Comverse Technology, Inc. (a)	17,437	114,910
Digimarc Corp.	565	11,097
Ebix, Inc.	2,203	48,003
Ellie Mae, Inc. (a)	2,019	50,475
Eloqua, Inc.	777	18,127
Envivio, Inc.	280	602
EPIQ Systems, Inc.	2,422	29,573
ePlus, Inc. (a)	331	11,840
Fair Isaac Corp.	2,730	127,218
FalconStor Software, Inc. (a)	2,177	4,833
Glu Mobile, Inc. (a)(d)	4,003	12,690
Guidance Software, Inc. (a)	1,152	14,031
Guidewire Software, Inc.	1,542	47,247
Imperva, Inc.	766	24,152
Infoblox, Inc.	582	9,667
Interactive Intelligence Group, Inc. (a)	1,143	36,245
JDA Software Group, Inc. (a)	3,367	128,417
Jive Software, Inc.	1,195	13,384
Kenexa Corp. (a)	2,167	99,595
Manhattan Associates, Inc. (a)	1,613	96,780
Mentor Graphics Corp. (a)	7,405	114,926
MicroStrategy, Inc. Class A (a)	676	63,862
Monotype Imaging Holdings, Inc.	2,949	45,149
NetScout Systems, Inc. (a)	2,918	72,162
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Opnet Technologies, Inc.	1,209	$ 51,298
Parametric Technology Corp. (a)	9,502	191,750
Pegasystems, Inc.	1,342	31,497
Pervasive Software, Inc. (a)	936	8,031
Progress Software Corp. (a)	5,000	98,600
Proofpoint, Inc.	452	5,971
PROS Holdings, Inc. (a)	1,696	32,784
QAD, Inc. Class A	507	6,201
QLIK Technologies, Inc. (a)	6,791	125,022
RealPage, Inc. (a)	2,784	60,775
Rosetta Stone, Inc. (a)	909	10,644
Sapiens International Corp. NV (a)	786	2,712
SeaChange International, Inc. (a)	2,282	20,652
Sourcefire, Inc. (a)	2,349	100,514
SS&C Technologies Holdings, Inc. (a)	2,701	64,905
Synchronoss Technologies, Inc. (a)	2,154	44,135
Take-Two Interactive Software, Inc. (a)	6,229	69,453
Tangoe, Inc. (a)	2,337	30,194
TeleNav, Inc. (a)	1,430	10,067
TiVo, Inc. (a)	9,917	100,658
Tyler Technologies, Inc. (a)	2,388	114,170
Ultimate Software Group, Inc. (a)	2,095	212,349
Vasco Data Security International, Inc. (a)	2,355	16,673
Verint Systems, Inc. (a)	1,752	47,777
VirnetX Holding Corp. (a)(d)	3,331	100,097
Websense, Inc. (a)	2,988	39,501
		3,700,321
TOTAL INFORMATION TECHNOLOGY		15,453,552
MATERIALS - 5.1%
Chemicals - 2.1%
A. Schulman, Inc.	2,283	58,582
ADA-ES, Inc. (a)	723	14,091
American Vanguard Corp.	2,212	79,035
Arabian American Development Co. (a)	1,604	13,698
Balchem Corp.	2,325	80,980
Calgon Carbon Corp. (a)	4,540	56,251
Chase Corp.	513	9,455
Chemtura Corp. (a)	7,836	124,827
Ferro Corp. (a)	7,136	18,768
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Flotek Industries, Inc. (a)(d)	3,831	$ 42,562
FutureFuel Corp.	1,489	17,555
Georgia Gulf Corp.	2,719	96,225
GSE Holding, Inc.	511	4,068
H.B. Fuller Co.	3,955	120,232
Hawkins, Inc.	711	27,800
Innophos Holdings, Inc.	1,732	82,530
Innospec, Inc. (a)	1,829	59,223
KMG Chemicals, Inc.	631	10,777
Koppers Holdings, Inc.	1,655	59,084
Kraton Performance Polymers, Inc. (a)	2,577	56,230
Landec Corp. (a)	2,100	22,722
LSB Industries, Inc. (a)	1,489	59,962
Minerals Technologies, Inc.	1,375	98,533
Olin Corp.	6,330	131,284
OM Group, Inc. (a)	2,584	52,274
OMNOVA Solutions, Inc. (a)	3,561	27,918
PolyOne Corp.	7,103	134,460
Quaker Chemical Corp.	1,032	54,686
Sensient Technologies Corp.	3,942	143,410
Spartech Corp. (a)	2,345	20,073
Stepan Co.	668	63,994
TPC Group, Inc. (a)	1,026	46,149
Tredegar Corp.	1,871	31,751
Zep, Inc.	1,798	25,765
Zoltek Companies, Inc. (a)	2,131	14,597
		1,959,551
Construction Materials - 0.4%
Eagle Materials, Inc.	3,864	204,676
Headwaters, Inc. (a)	4,723	33,958
Texas Industries, Inc. (a)	1,808	77,979
United States Lime & Minerals, Inc. (a)	125	5,476
		322,089
Containers & Packaging - 0.2%
AEP Industries, Inc. (a)	333	21,289
Boise, Inc.	8,003	67,145
Graphic Packaging Holding Co. (a)	13,255	78,470
Myers Industries, Inc.	2,697	39,997
UFP Technologies, Inc. (a)	377	6,258
		213,159
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 1.6%
A.M. Castle & Co. (a)	1,382	$ 16,791
AK Steel Holding Corp.	8,807	44,387
Amcol International Corp.	2,010	63,476
Century Aluminum Co. (a)	4,163	29,765
Coeur d'Alene Mines Corp. (a)	7,133	220,481
General Moly, Inc. (a)	5,367	19,858
Globe Specialty Metals, Inc.	4,890	73,497
Gold Reserve, Inc. (a)	4,232	13,712
Gold Resource Corp.	2,302	38,489
Golden Minerals Co. (a)	2,791	12,197
Golden Star Resources Ltd. (a)(d)	20,632	41,522
Handy & Harman Ltd. (a)	342	5,086
Haynes International, Inc.	954	48,349
Hecla Mining Co.	22,678	149,221
Horsehead Holding Corp. (a)	3,539	32,028
Kaiser Aluminum Corp.	1,530	92,687
Materion Corp.	1,563	32,745
McEwen Mining, Inc. (a)	15,663	76,122
Metals USA Holdings Corp.	882	12,860
Midway Gold Corp. (a)	10,129	17,219
Noranda Aluminium Holding Corp.	2,495	15,294
Olympic Steel, Inc.	766	13,788
Paramount Gold & Silver Corp. (a)(d)	10,168	27,047
Revett Minerals, Inc. (a)	2,323	8,280
RTI International Metals, Inc. (a)	2,345	53,443
Schnitzer Steel Industries, Inc. Class A	1,956	55,766
Stillwater Mining Co. (a)	9,256	96,355
SunCoke Energy, Inc. (a)	5,454	87,646
U.S. Silica Holdings, Inc.	845	10,816
Universal Stainless & Alloy Products, Inc. (a)	517	17,785
US Antimony Corp. (a)(d)	4,441	9,060
Vista Gold Corp. (a)	4,753	15,827
Worthington Industries, Inc.	4,164	90,026
		1,541,625
Paper & Forest Products - 0.8%
Buckeye Technologies, Inc.	3,147	82,451
Clearwater Paper Corp. (a)	1,867	73,821
Deltic Timber Corp.	848	57,545
Kapstone Paper & Packaging Corp. (a)	3,215	70,634
Louisiana-Pacific Corp. (a)	10,923	172,474
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - continued
Neenah Paper, Inc.	1,218	$ 31,546
P.H. Glatfelter Co.	3,413	60,786
Resolute Forest Products (a)	6,450	78,690
Schweitzer-Mauduit International, Inc.	2,481	86,909
Wausau-Mosinee Paper Corp.	3,397	28,093
		742,949
TOTAL MATERIALS		4,779,373
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.6%
8x8, Inc. (a)	5,452	35,711
Atlantic Tele-Network, Inc.	700	29,008
Cbeyond, Inc. (a)	2,041	15,634
Cincinnati Bell, Inc. New (a)	15,659	81,583
Cogent Communications Group, Inc.	3,719	80,739
Consolidated Communications Holdings, Inc.	3,115	48,096
FairPoint Communications, Inc. (a)(d)	1,682	12,346
General Communications, Inc. Class A (a)	3,005	26,264
Hawaiian Telcom Holdco, Inc. (a)	868	14,817
HickoryTech Corp.	1,000	10,650
IDT Corp. Class B	1,274	12,893
inContact, Inc. (a)	2,970	17,107
Iridium Communications, Inc. (a)	3,879	28,666
Lumos Networks Corp.	1,258	9,900
Neutral Tandem, Inc.	2,311	10,677
ORBCOMM, Inc. (a)	2,576	9,016
Premiere Global Services, Inc. (a)	3,849	32,717
Primus Telecommunications Group, Inc.	1,041	15,230
Towerstream Corp. (a)	3,831	13,485
VocalTec Communications Ltd. (a)	1,225	24,929
Vonage Holdings Corp. (a)	12,419	28,191
		557,659
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	1,279	9,362
Leap Wireless International, Inc. (a)	4,161	22,220
NTELOS Holdings Corp.	1,224	18,666
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Shenandoah Telecommunications Co.	1,923	$ 30,230
USA Mobility, Inc.	1,843	20,365
		100,843
TOTAL TELECOMMUNICATION SERVICES		658,502
UTILITIES - 3.7%
Electric Utilities - 1.6%
Allete, Inc.	3,006	125,110
Cleco Corp.	4,834	208,587
El Paso Electric Co.	3,163	107,510
Empire District Electric Co.	3,367	73,098
IDACORP, Inc.	3,964	177,270
MGE Energy, Inc.	1,806	95,068
Otter Tail Corp.	2,916	70,363
PNM Resources, Inc.	6,264	138,810
Portland General Electric Co.	5,995	164,263
UIL Holdings Corp.	4,008	144,969
Unitil Corp.	1,111	29,541
UNS Energy Corp.	3,180	135,595
		1,470,184
Gas Utilities - 1.0%
Chesapeake Utilities Corp.	784	36,824
Delta Natural Gas Co., Inc.	570	11,206
Laclede Group, Inc.	1,775	73,911
New Jersey Resources Corp.	3,262	145,029
Northwest Natural Gas Co.	2,118	98,551
Piedmont Natural Gas Co., Inc.	5,665	180,544
South Jersey Industries, Inc.	2,369	119,848
Southwest Gas Corp.	3,649	158,622
WGL Holdings, Inc.	4,077	162,142
		986,677
Independent Power Producers & Energy Traders - 0.5%
American DG Energy, Inc. (a)	1,868	4,707
Atlantic Power Corp.	9,021	135,123
Black Hills Corp.	3,446	123,263
Genie Energy Ltd. Class B	1,298	9,099
GenOn Energy, Inc. (a)	61,348	157,664
Ormat Technologies, Inc.	1,382	26,299
		456,155
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.3%
Avista Corp.	4,635	$ 117,822
CH Energy Group, Inc.	1,214	78,946
NorthWestern Energy Corp.	2,872	102,846
		299,614
Water Utilities - 0.3%
American States Water Co.	1,497	65,898
Artesian Resources Corp. Class A	657	15,118
Cadiz, Inc. (a)	890	7,654
California Water Service Group	3,273	60,289
Connecticut Water Service, Inc.	676	20,706
Consolidated Water Co., Inc.	1,250	9,813
Middlesex Water Co.	1,346	26,032
SJW Corp.	1,155	27,997
York Water Co.	1,045	18,152
		251,659
TOTAL UTILITIES		3,464,289
TOTAL COMMON STOCKS (Cost $89,859,746)		92,725,685
Investment Companies - 0.2%

Fidus Investment Corp.	879	14,767
Firsthand Technology Value Fund, Inc. (a)	658	11,805
Golub Capital BDC, Inc.	1,264	19,756
Horizon Technology Finance Corp.	598	9,753
New Mountain Finance Corp.	1,337	20,042
Solar Capital Ltd.	3,082	70,270
Solar Senior Capital Ltd.	719	12,626
TOTAL INVESTMENT COMPANIES (Cost $155,736)		159,019
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.12% to 0.15% 11/15/12 to 3/7/13 (e) (Cost $199,957)	$ 200,000	199,964
Money Market Funds - 4.2%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b)	1,342,174	$ 1,342,174
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	2,571,846	2,571,846
TOTAL MONEY MARKET FUNDS (Cost $3,914,020)		3,914,020
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $94,129,459)		96,998,688
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(2,897,692)
NET ASSETS - 100%		$ 94,100,996
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
21 NYFE Russell 2000 Mini Index Contracts	Dec. 2012	$ 1,714,230	$ 8,872

The face value of futures purchased as a percentage of net assets is 1.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $189,969.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,463
Fidelity Securities Lending Cash Central Fund	37,782
Total	$ 39,245
Other Information

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 12,923,830	$ 12,923,830	$ -	$ -
Consumer Staples	3,384,908	3,384,908	-	-
Energy	5,537,554	5,537,554	-	-
Financials	20,729,646	20,729,646	-	-
Health Care	11,561,000	11,561,000	-	-
Industrials	14,233,031	14,233,031	-	-
Information Technology	15,453,552	15,453,552	-	-
Materials	4,779,373	4,779,373	-	-
Telecommunication Services	658,502	658,502	-	-
Utilities	3,464,289	3,464,289	-	-
Investment Companies	159,019	159,019	-	-
U.S. Government and Government Agency Obligations	199,964	-	199,964	-
Money Market Funds	3,914,020	3,914,020	-	-
Total Investments in Securities:	$ 96,998,688	$ 96,798,724	$ 199,964	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 8,872	$ 8,872	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 8,872	$ -
Total Value of Derivatives	$ 8,872	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Small Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

	October 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,464,549) - See accompanying schedule: Unaffiliated issuers (cost $90,215,439)	$ 93,084,668
Fidelity Central Funds (cost $3,914,020)	3,914,020
Total Investments (cost $94,129,459)		$ 96,998,688
Receivable for investments sold		17,521
Receivable for fund shares sold		687,299
Dividends receivable		37,198
Distributions receivable from Fidelity Central Funds		11,689
Receivable for daily variation margin on futures contracts		8,341
Receivable from investment adviser for expense reductions		3,587
Other receivables		172
Total assets		97,764,495

Liabilities
Payable to custodian bank	$ 649
Payable for investments purchased	984,115
Payable for fund shares redeemed	88,589
Accrued management fee	11,222
Other affiliated payables	7,078
Collateral on securities loaned, at value	2,571,846
Total liabilities		3,663,499

Net Assets		$ 94,100,996
Net Assets consist of:
Paid in capital		$ 90,620,935
Undistributed net investment income		391,484
Accumulated undistributed net realized gain (loss) on investments		210,489
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,878,088
Net Assets		$ 94,100,996

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

October 31, 2012 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($23,964,286 ÷ 2,030,089 shares)	$ 11.80

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($46,666,575 ÷ 3,947,783 shares)	$ 11.82

Institutional Class: Net Asset Value, offering price and redemption price per share ($23,362,906 ÷ 1,975,807 shares)	$ 11.82

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($107,229 ÷ 9,068 shares)	$ 11.82

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Small Cap Index Fund
Financial Statements - continued

Statement of Operations

	Six months ended October 31, 2012 (Unaudited)

Investment Income
Dividends		$ 406,635
Interest		163
Income from Fidelity Central Funds (including $37,782 from security lending)		39,245
Total income		446,043

Expenses
Management fee	$ 44,111
Transfer agent fees	31,297
Independent trustees' compensation	89
Miscellaneous	66
Total expenses before reductions	75,563
Expense reductions	(16,226)	59,337
Net investment income (loss)		386,706
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	216,665
Futures contracts	16,133
Total net realized gain (loss)		232,798
Change in net unrealized appreciation (depreciation) on: Investment securities	321,633
Assets and liabilities in foreign currencies	(13)
Futures contracts	(3,307)
Total change in net unrealized appreciation (depreciation)		318,313
Net gain (loss)		551,111
Net increase (decrease) in net assets resulting from operations		$ 937,817

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended October 31, 2012 (Unaudited)	For the period September 8, 2011 (commencement of operations) to April 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 386,706	$ 174,118
Net realized gain (loss)	232,798	166,114
Change in net unrealized appreciation (depreciation)	318,313	2,559,775
Net increase (decrease) in net assets resulting from operations	937,817	2,900,007
Distributions to shareholders from net investment income	(97,657)	(62,637)
Distributions to shareholders from net realized gain	(173,836)	-
Total distributions	(271,493)	(62,637)
Share transactions - net increase (decrease)	56,301,047	34,272,912
Redemption fees	19,176	4,167
Total increase (decrease) in net assets	56,986,547	37,114,449

Net Assets
Beginning of period	37,114,449	-
End of period (including undistributed net investment income of $391,484 and undistributed net investment income of $102,435, respectively)	$ 94,100,996	$ 37,114,449

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended October 31, 2012	Year ended April 30,
	(Unaudited)	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.78	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.09
Net realized and unrealized gain (loss)	.03	1.73
Total from investment operations	.10	1.82
Distributions from net investment income	(.03)	(.04)
Distributions from net realized gain	(.05)	-
Total distributions	(.08)	(.04)
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 11.80	$ 11.78
Total Return B, C	.87%	18.27%
Ratios to Average Net Assets E, H
Expenses before reductions	.36% A	.36% A
Expenses net of fee waivers, if any	.31% A	.31% A
Expenses net of all reductions	.31% A	.31% A
Net investment income (loss)	1.21% A	1.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,964	$ 12,116
Portfolio turnover rate F	21% A	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended October 31, 2012	Year ended April 30,
	(Unaudited)	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.79	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.10
Net realized and unrealized gain (loss)	.03	1.73
Total from investment operations	.11	1.83
Distributions from net investment income	(.03)	(.04)
Distributions from net realized gain	(.05)	-
Total distributions	(.08)	(.04)
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 11.82	$ 11.79
Total Return B, C	.97%	18.38%
Ratios to Average Net Assets E, H
Expenses before reductions	.23% A	.23% A
Expenses net of fee waivers, if any	.17% A	.17% A
Expenses net of all reductions	.17% A	.17% A
Net investment income (loss)	1.35% A	1.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,667	$ 23,851
Portfolio turnover rate F	21% A	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended October 31, 2012	Year ended April 30,
	(Unaudited)	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.80	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.10
Net realized and unrealized gain (loss)	.02	1.74
Total from investment operations	.10	1.84
Distributions from net investment income	(.03)	(.04)
Distributions from net realized gain	(.05)	-
Total distributions	(.08)	(.04)
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 11.82	$ 11.80
Total Return B, C	.89%	18.49%
Ratios to Average Net Assets E, H
Expenses before reductions	.17% A	.17% A
Expenses net of fee waivers, if any	.13% A	.13% A
Expenses net of all reductions	.13% A	.13% A
Net investment income (loss)	1.39% A	1.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,363	$ 574
Portfolio turnover rate F	21% A	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended October 31, 2012	Year ended April 30,
	(Unaudited)	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.80	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.10
Net realized and unrealized gain (loss)	.02	1.75
Total from investment operations	.10	1.85
Distributions from net investment income	(.03)	(.05)
Distributions from net realized gain	(.05)	-
Total distributions	(.08)	(.05)
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 11.82	$ 11.80
Total Return B, C	.90%	18.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.15% A	.15% A
Expenses net of fee waivers, if any	.11% A	.11% A
Expenses net of all reductions	.11% A	.11% A
Net investment income (loss)	1.41% A	1.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 107	$ 574
Portfolio turnover rate F	21% A	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2012 (Unaudited)

1. Organization.

Spartan® Mid Cap Index Fund and Spartan Small Cap Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class, Fidelity Advantage® Class, Institutional Class and Fidelity Advantage® Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by FMR Fair Value Committee (the Committee), in accordance with procedures adopted by each Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2012, is included at the end of each Fund's Schedule of Investments.

Foreign Currency Translation. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to future transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Spartan Mid Cap Index Fund	$ 85,209,580	$ 7,157,511	$ (3,528,305)	$ 3,629,206
Spartan Small Cap Index Fund	94,208,516	8,114,253	(5,324,081)	2,790,172

Short-Term Trading (Redemption) Fees. Shares held by investors in the Spartan Mid Cap Index Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. Shares held by investors in the Spartan Small Cap Index Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as shown in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Spartan Mid Cap Index Fund
Equity Risk
Futures Contracts	$ (2,267)	$ (13,193)
Totals (a)	$ (2,267)	$ (13,193)

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Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Spartan Small Cap Index Fund
Equity Risk
Futures Contracts	$ 16,133	$ (3,307)
Totals (a)	$ 16,133	$ (3,307)

(a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Mid Cap Index Fund	45,280,124	4,093,555
Spartan Small Cap Index Fund	62,155,805	6,222,837

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .12% and .15% of average net assets for Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund, respectively. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Fidelity Advantage Class	Institutional Class	Fidelity Advantage Institutional Class
Spartan Mid Cap Index	.33%	.20%	.14%	.12%
Spartan Small Cap Index Fund	.36%	.23%	.17%	.15%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035%, .015% of average net assets for each Fund's Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, each Investor Class, Fidelity Advantage Class and Institutional Class pays all or a portion of the transfer agent fees at an annual rate of .21%, .08% and .02% of average net assets, respectively. Each Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Spartan Mid Cap Index Fund
Investor Class	$ 11,185
Fidelity Advantage Class	10,930
Institutional Class	2,512
$ 24,627

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Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Amount
Spartan Small Cap Index Fund
Investor Class	$ 17,140
Fidelity Advantage Class	13,226
Institutional Class	931
$ 31,297

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Spartan Mid Cap Index Fund	$ 76
Spartan Small Cap Index Fund	66

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's

Semiannual Report

8. Security Lending - continued

Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

FMR contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Spartan Mid Cap Index Fund
Investor Class	.26%	$ 3,778
Fidelity Advantage Class	.12%	11,048
Institutional Class	.08%	7,618
Fidelity Advantage Institutional Class	.06%	32
Spartan Small Cap Index Fund
Investor Class	.31%	$ 4,174
Fidelity Advantage Class	.17%	10,045
Institutional Class	.13%	1,980
Fidelity Advantage Institutional Class	.11%	24

The expense limitations that will be in effect on January 1, 2013 are noted in the table below and will remain in place through June 30, 2014.

Expense Limitations
Spartan Mid Cap Index Fund
Investor Class	0.22%
Fidelity Advantage Class	0.08%
Institutional Class	0.06%
Fidelity Advantage Institutional Class	0.04%
Spartan Small Cap Index Fund
Investor Class	0.23%
Fidelity Advantage Class	0.09%
Institutional Class	0.07%
Fidelity Advantage Institutional Class	0.05%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Spartan Mid Cap Index Fund	$ 4
Spartan Small Cap Index Fund	3

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Spartan Mid Cap Index Fund	Six months ended October 31, 2012	Period ended April 30, 2012 A
From net investment income
Investor Class	$ 24,027	$ 6,655
Fidelity Advantage Class	63,155	34,019
Institutional Class	56,004	13,080
Fidelity Advantage Institutional Class	326	13,245
Total	$ 143,512	$ 66,999
Spartan Mid Cap Index Fund	Six months ended October 31, 2012	Period ended April 30, 2012 A
From net realized gain
Investor Class	$ 13,176	$ -
Fidelity Advantage Class	32,933	-
Institutional Class	28,277	-
Fidelity Advantage Institutional Class	158	-
Total	$ 74,544	$ -
Spartan Small Cap Index Fund	Six months ended October 31, 2012	Period ended April 30, 2012 A
From net investment income
Investor Class	$ 31,310	$ 8,321
Fidelity Advantage Class	65,801	31,978
Institutional Class	267	11,085
Fidelity Advantage Institutional Class	279	11,253
Total	$ 97,657	$ 62,637
From net realized gain
Investor Class	$ 57,982	$ -
Fidelity Advantage Class	114,954	-
Institutional Class	450	-
Fidelity Advantage Institutional Class	450	-
Total	$ 173,836	$ -

A For the period September 8, 2011 (commencement of operations) to April 30, 2012.

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Spartan Mid Cap Index Fund	Six months ended October 31, 2012	Period ended April 30, 2012 A	Six months ended October 31, 2012	Period ended April 30, 2012 A
Investor Class
Shares sold	696,871	1,073,102	$ 7,948,941	$ 11,607,584
Reinvestment of distributions	3,230	599	35,240	6,228
Shares redeemed	(180,598)	(406,668)	(2,071,525)	(4,362,958)
Net increase (decrease)	519,503	667,033	$ 5,912,656	$ 7,250,854
Fidelity Advantage Class
Shares sold	2,173,024	2,236,312	$ 24,948,048	$ 24,308,504
Reinvestment of distributions	8,185	3,211	89,383	33,395
Shares redeemed	(354,026)	(623,558)	(4,027,724)	(6,714,796)
Net increase (decrease)	1,827,183	1,615,965	$ 21,009,707	$ 17,627,103
Institutional Class
Shares sold	1,413,044	2,095,745	$ 16,222,822	$ 22,346,011
Reinvestment of distributions	7,718	1,258	84,281	13,080
Shares redeemed	(163,630)	(445,813)	(1,878,696)	(4,907,524)
Net increase (decrease)	1,257,132	1,651,190	$ 14,428,407	$ 17,451,567
Fidelity Advantage Institutional Class
Shares sold	-	259,312	$ -	$ 2,600,406
Reinvestment of distributions	44	1,274	484	13,245
Shares redeemed	-	(251,275)	-	(2,668,444)
Net increase (decrease)	44	9,311	$ 484	$ (54,793)
	Shares		Dollars
Spartan Small Cap Index Fund	Six months ended October 31, 2012	Period ended April 30, 2012 A	Six months ended October 31, 2012	Period ended April 30, 2012 A
Investor Class
Shares sold	1,243,043	1,370,303	$ 14,474,454	$ 15,166,122
Reinvestment of distributions	7,750	719	85,565	7,701
Shares redeemed	(248,812)	(342,914)	(2,882,386)	(3,653,649)
Net increase (decrease)	1,001,981	1,028,108	$ 11,677,633	$ 11,520,174
Fidelity Advantage Class
Shares sold	2,459,051	2,460,346	$ 28,681,893	$ 27,426,525
Reinvestment of distributions	15,257	2,986	168,587	31,978
Shares redeemed	(548,752)	(441,105)	(6,344,667)	(5,076,161)
Net increase (decrease)	1,925,556	2,022,227	$ 22,505,813	$ 22,382,342

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
Spartan Small Cap Index Fund	Six months ended October 31, 2012	Period ended April 30, 2012 A	Six months ended October 31, 2012	Period ended April 30, 2012 A
Institutional Class
Shares sold	2,016,774	250,001	$ 23,635,456	$ 2,500,010
Reinvestment of distributions	65	1,035	717	11,085
Shares redeemed	(89,686)	(202,382)	(1,059,593)	(2,325,911)
Net increase (decrease)	1,927,153	48,654	$ 22,576,580	$ 185,184
Fidelity Advantage Institutional Class
Shares sold	-	250,000	$ -	$ 2,500,010
Reinvestment of distributions	66	1,051	730	11,253
Shares redeemed	(39,655)	(202,394)	(459,709)	(2,326,051)
Net increase (decrease)	(39,589)	48,657	$ (458,979)	$ 185,212

A For the period September 8, 2011 (commencement of operations) to April 30, 2012.

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Mid Cap Index Fund
Spartan Small Cap Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the funds recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to their limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the period of each fund's operations shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 2% would mean that 98% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses, and that "fund-level" non-management expenses may exceed the fund's management fee and result in a negative net management fee. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under each fund's management contract.

Semiannual Report

Spartan Mid Cap Index Fund

Spartan Small Cap Index Fund

The Board noted that each fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Fidelity Advantage Class, Fidelity Advantage Institutional Class, and Institutional Class of Spartan Mid Cap Index Fund ranked below its competitive median for the period and the total expense ratio of Investor Class ranked equal to its competitive median for the period.

The Board considered that current contractual arrangements for Spartan Mid Cap Index Fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.20%; Fidelity Advantage Institutional Class: 0.12%; Institutional Class: 0.14%; and Investor Class: 0.33%. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Fidelity Advantage Institutional Class, Institutional Class, and Investor Class of the fund to the extent that total expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.12%, 0.06%, 0.08%, and 0.26% through June 30, 2013.

The Board noted that the total expense ratio of each of Fidelity Advantage Class, Fidelity Advantage Institutional Class, and Institutional Class of Spartan Small Cap Index Fund ranked below its competitive median for the period and the total expense ratio of Investor Class ranked above its competitive median for the period. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios.

The Board considered that current contractual arrangements for Spartan Small Cap Index Fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.23%; Fidelity Advantage Institutional Class: 0.15%; Institutional Class: 0.17%; and Investor Class: 0.36%. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Fidelity Advantage Institutional Class, Institutional Class, and Investor Class of the fund to the extent that total expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.17%, 0.11%, 0.13%, and 0.31% through June 30, 2013.

Semiannual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable, although Investor Class of Spartan Small Cap Index Fund was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

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and Account Assistance 1-800-544-6666

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Corporate Headquarters
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www.fidelity.com

MCX-SCX-USAN-1212
1.929314.101

Spartan® Mid Cap Index
Fund

Spartan Small Cap Index Fund

Institutional Class

Fidelity Advantage® Institutional Class

Semiannual Report

October 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Spartan® Mid Cap Index Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Spartan Small Cap Index Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2012 to October 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period* May 1, 2012 to October 31, 2012
Spartan Mid Cap Index Fund
Investor Class	.26%
Actual		$ 1,000.00	$ 1,001.00	$ 1.31**
HypotheticalA		$ 1,000.00	$ 1,023.89	$ 1.33**
Fidelity Advantage Class	.12%
Actual		$ 1,000.00	$ 1,002.00	$ .61**
HypotheticalA		$ 1,000.00	$ 1,024.60	$ .61**
Institutional Class	.08%
Actual		$ 1,000.00	$ 1,001.20	$ .40
HypotheticalA		$ 1,000.00	$ 1,024.80	$ .41
Fidelity Advantage Institutional Class	.06%
Actual		$ 1,000.00	$ 1,001.30	$ .30
HypotheticalA		$ 1,000.00	$ 1,024.90	$ .31
Spartan Small Cap Index Fund
Investor Class	.31%
Actual		$ 1,000.00	$ 1,008.70	$ 1.57**
HypotheticalA		$ 1,000.00	$ 1,023.64	$ 1.58**
Fidelity Advantage Class	.17%
Actual		$ 1,000.00	$ 1,009.70	$ .86**
HypotheticalA		$ 1,000.00	$ 1,024.35	$ .87**
Institutional Class	.13%
Actual		$ 1,000.00	$ 1,008.90	$ .66**
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .66**
Fidelity Advantage Institutional Class	.11%
Actual		$ 1,000.00	$ 1,009.00	$ .56**
HypotheticalA		$ 1,000.00	$ 1,024.65	$ .56**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 / 365 (to reflect the one-half year period).

Semiannual Report

Shareholder Expense Example - continued

** If fees and changes to the Fund's contractual expenses effective January 1, 2013 had been in effect during the entire period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid

Spartan Mid Cap Index Fund
Investor Class	.22%
Actual		$ 1.11
Hypothetical A		$ 1.12
Fidelity Advantage Class	.08%
Actual		$ .40
Hypothetical A		$ .41
Spartan Small Cap Index Fund
Investor Class	.23%
Actual		$ 1.16
Hypothetical A		$ 1.17
Fidelity Advantage Class	.09%
Actual		$ .46
Hypothetical A		$ .46
Institutional Class	.07%
Actual		$ .35
Hypothetical A		$ .36
Fidelity Advantage Institutional Class	.05%
Actual		$ .25
Hypothetical A		$ .26

A 5% return per year before expenses

Semiannual Report

Spartan Mid Cap Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
HCP, Inc.	0.5	0.4
Crown Castle International Corp.	0.5	0.4
Marathon Petroleum Corp.	0.4	0.0
H.J. Heinz Co.	0.4	0.4
Ventas, Inc.	0.4	0.3
PPG Industries, Inc.	0.4	0.4
Aon PLC	0.4	0.4
Intuit, Inc.	0.4	0.4
Whole Foods Market, Inc.	0.4	0.3
Alexion Pharmaceuticals, Inc.	0.4	0.4
	4.2
Market Sectors as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.7	19.2
Consumer Discretionary	16.8	16.1
Industrials	12.7	12.6
Information Technology	12.6	13.1
Health Care	9.6	9.6
Energy	7.2	7.5
Materials	6.2	6.6
Consumer Staples	6.2	6.2
Utilities	6.0	6.5
Telecommunication Services	1.7	1.1

Semiannual Report

Spartan Mid Cap Index Fund

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 16.8%
Auto Components - 0.8%
Allison Transmission Holdings, Inc. (d)	569	$ 11,488
BorgWarner, Inc. (a)	2,378	156,520
Delphi Automotive PLC	6,809	214,075
Gentex Corp.	2,939	50,610
Lear Corp.	2,070	88,182
The Goodyear Tire & Rubber Co. (a)	5,045	57,563
TRW Automotive Holdings Corp. (a)	2,098	97,578
Visteon Corp. (a)	1,079	47,584
		723,600
Automobiles - 0.4%
Harley-Davidson, Inc.	4,801	224,495
Tesla Motors, Inc. (a)(d)	1,466	41,239
Thor Industries, Inc.	909	34,569
		300,303
Distributors - 0.4%
Genuine Parts Co.	3,240	202,759
LKQ Corp. (a)	6,059	126,573
		329,332
Diversified Consumer Services - 0.3%
Apollo Group, Inc. Class A (non-vtg.) (a)	1,965	39,457
DeVry, Inc.	1,390	36,501
H&R Block, Inc.	5,703	100,943
ITT Educational Services, Inc. (a)(d)	495	10,638
Service Corp. International	4,502	63,208
Weight Watchers International, Inc.	548	27,537
		278,284
Hotels, Restaurants & Leisure - 1.9%
Bally Technologies, Inc. (a)	893	44,579
Brinker International, Inc.	1,543	47,524
Chipotle Mexican Grill, Inc. (a)	654	166,463
Choice Hotels International, Inc.	533	16,678
Darden Restaurants, Inc.	2,653	139,601
Dunkin' Brands Group, Inc.	1,470	45,570
Hyatt Hotels Corp. Class A (a)	944	34,456
International Game Technology	5,453	70,017
Marriott International, Inc. Class A	5,278	192,541
MGM Mirage, Inc. (a)	8,213	84,676
Panera Bread Co. Class A (a)	589	99,329
Penn National Gaming, Inc. (a)	1,343	54,297
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Royal Caribbean Cruises Ltd.	3,147	$ 105,959
Starwood Hotels & Resorts Worldwide, Inc.	4,096	212,378
Wendy's Co.	5,752	24,561
Wyndham Worldwide Corp.	3,003	151,351
Wynn Resorts Ltd.	1,656	200,475
		1,690,455
Household Durables - 1.5%
D.R. Horton, Inc.	5,741	120,331
Garmin Ltd.	2,240	85,098
Harman International Industries, Inc.	1,455	61,008
Jarden Corp.	1,656	82,469
Leggett & Platt, Inc.	2,941	78,025
Lennar Corp. Class A	3,321	124,438
Mohawk Industries, Inc. (a)	1,177	98,244
Newell Rubbermaid, Inc.	5,989	123,613
NVR, Inc. (a)	105	94,893
PulteGroup, Inc. (a)	7,075	122,681
Tempur-Pedic International, Inc. (a)	1,229	32,495
Toll Brothers, Inc. (a)	2,991	98,733
Tupperware Brands Corp.	1,153	68,142
Whirlpool Corp.	1,595	155,800
		1,345,970
Internet & Catalog Retail - 0.6%
Expedia, Inc.	1,777	105,110
Groupon, Inc. Class A (a)	897	3,696
HomeAway, Inc. (a)	696	17,894
Liberty Media Corp. Interactive Series A (a)	11,523	230,460
Netflix, Inc. (a)(d)	1,140	90,163
TripAdvisor, Inc.	1,739	52,674
		499,997
Leisure Equipment & Products - 0.5%
Hasbro, Inc.	2,377	85,548
Mattel, Inc.	7,046	259,152
Polaris Industries, Inc.	1,339	113,146
		457,846
Media - 3.3%
AMC Networks, Inc. Class A (a)	1,180	55,130
Cablevision Systems Corp. - NY Group Class A	4,122	71,805
Charter Communications, Inc. Class A (a)	1,020	78,958
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Cinemark Holdings, Inc.	2,359	$ 58,244
Clear Channel Outdoor Holding, Inc. Class A	894	5,954
Discovery Communications, Inc. (a)	5,275	311,331
DISH Network Corp. Class A	4,231	150,751
DreamWorks Animation SKG, Inc. Class A (a)(d)	1,399	28,498
Gannett Co., Inc.	4,863	82,185
Interpublic Group of Companies, Inc.	9,217	93,092
John Wiley & Sons, Inc. Class A	982	42,599
Lamar Advertising Co. Class A (a)	1,572	61,701
Liberty Global, Inc. Class A (a)	5,423	325,543
Liberty Media Corp.:
Capital Series A (a)	2,246	250,811
Series A (a)	861	49,000
McGraw-Hill Companies, Inc.	5,779	319,463
Morningstar, Inc.	510	32,120
Omnicom Group, Inc.	5,638	270,117
Pandora Media, Inc. (a)	2,147	18,013
Regal Entertainment Group Class A (d)	1,639	25,175
Scripps Networks Interactive, Inc. Class A	1,763	107,049
Sirius XM Radio, Inc. (a)	78,796	220,629
The Madison Square Garden Co. Class A (a)	1,236	50,874
Virgin Media, Inc.	5,778	189,172
Washington Post Co. Class B	90	30,016
		2,928,230
Multiline Retail - 1.7%
Big Lots, Inc. (a)	1,260	36,704
Dillard's, Inc. Class A	619	47,663
Dollar General Corp. (a)	3,805	184,999
Dollar Tree, Inc. (a)	4,776	190,419
Family Dollar Stores, Inc.	2,000	131,920
JCPenney Co., Inc.	3,299	79,209
Kohl's Corp.	5,036	268,318
Macy's, Inc.	8,576	326,488
Nordstrom, Inc.	3,271	185,695
Sears Canada, Inc. (a)	319	3,702
Sears Holdings Corp. (a)	745	46,689
		1,501,806
Specialty Retail - 4.2%
Aarons, Inc. Class A	1,584	48,835
Abercrombie & Fitch Co. Class A	1,766	54,004
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Advance Auto Parts, Inc.	1,534	$ 108,822
American Eagle Outfitters, Inc.	4,033	84,169
Ascena Retail Group, Inc. (a)	2,510	49,698
AutoNation, Inc. (a)	743	32,989
AutoZone, Inc. (a)	788	295,500
Bed Bath & Beyond, Inc. (a)	4,813	277,614
Best Buy Co., Inc.	5,617	85,435
CarMax, Inc. (a)	4,707	158,861
Chico's FAS, Inc.	3,454	64,244
Dick's Sporting Goods, Inc.	1,930	96,500
DSW, Inc. Class A	695	43,500
Foot Locker, Inc.	3,152	105,592
GameStop Corp. Class A (d)	2,534	57,851
Gap, Inc.	6,281	224,357
GNC Holdings, Inc.	1,403	54,254
Guess?, Inc.	1,291	31,991
Limited Brands, Inc.	4,998	239,354
O'Reilly Automotive, Inc. (a)	2,471	211,715
PetSmart, Inc.	2,237	148,514
Ross Stores, Inc.	4,685	285,551
Sally Beauty Holdings, Inc. (a)	3,224	77,634
Sears Hometown & Outlet Stores, Inc. (a)	159	5,804
Signet Jewelers Ltd.	1,762	91,201
Staples, Inc.	14,214	163,674
Tiffany & Co., Inc.	2,611	165,067
Tractor Supply Co.	1,488	143,205
Ulta Salon, Cosmetics & Fragrance, Inc.	1,306	120,439
Urban Outfitters, Inc. (a)	2,216	79,244
Williams-Sonoma, Inc.	1,843	85,202
		3,690,820
Textiles, Apparel & Luxury Goods - 1.2%
Carter's, Inc. (a)	986	53,303
Deckers Outdoor Corp. (a)(d)	800	22,904
Fossil, Inc. (a)	1,135	98,859
Hanesbrands, Inc. (a)	2,009	67,241
Michael Kors Holdings Ltd.	1,767	96,637
PVH Corp.	1,462	160,805
Ralph Lauren Corp.	1,278	196,416
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Under Armour, Inc. Class A (sub. vtg.) (a)	1,600	$ 83,616
VF Corp.	1,813	283,698
		1,063,479
TOTAL CONSUMER DISCRETIONARY		14,810,122
CONSUMER STAPLES - 6.2%
Beverages - 1.3%
Beam, Inc.	3,246	180,348
Brown-Forman Corp. Class B (non-vtg.)	3,112	199,355
Coca-Cola Enterprises, Inc.	6,237	196,091
Constellation Brands, Inc. Class A (sub. vtg.) (a)	3,061	108,176
Dr Pepper Snapple Group, Inc.	4,362	186,912
Molson Coors Brewing Co. Class B	2,656	114,580
Monster Beverage Corp. (a)	2,974	132,849
		1,118,311
Food & Staples Retailing - 0.8%
Fresh Market, Inc. (a)	578	32,778
Kroger Co.	10,916	275,302
Safeway, Inc. (d)	5,015	81,795
Whole Foods Market, Inc.	3,798	359,785
		749,660
Food Products - 2.8%
Bunge Ltd.	3,030	215,221
Campbell Soup Co.	3,632	128,101
ConAgra Foods, Inc.	8,606	239,591
Dean Foods Co. (a)	3,760	63,318
Flowers Foods, Inc.	2,332	45,917
Green Mountain Coffee Roasters, Inc. (a)(d)	2,809	67,865
H.J. Heinz Co.	6,612	380,256
Hillshire Brands Co.	2,440	63,464
Hormel Foods Corp.	2,742	80,971
Ingredion, Inc.	1,585	97,414
McCormick & Co., Inc. (non-vtg.)	2,735	168,531
Mead Johnson Nutrition Co. Class A	4,223	260,390
Ralcorp Holdings, Inc. (a)	1,147	82,802
Smithfield Foods, Inc. (a)	3,145	64,378
The Hershey Co.	3,116	214,537
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
The J.M. Smucker Co.	2,307	$ 197,571
Tyson Foods, Inc. Class A	6,040	101,532
		2,471,859
Household Products - 0.5%
Church & Dwight Co., Inc.	2,869	145,630
Clorox Co.	2,685	194,126
Energizer Holdings, Inc.	1,360	99,239
		438,995
Personal Products - 0.4%
Avon Products, Inc.	8,908	137,985
Herbalife Ltd.	2,434	124,986
Nu Skin Enterprises, Inc. Class A	1,103	52,205
		315,176
Tobacco - 0.4%
Lorillard, Inc.	2,704	313,691
TOTAL CONSUMER STAPLES		5,407,692
ENERGY - 7.2%
Energy Equipment & Services - 1.7%
Atwood Oceanics, Inc. (a)	1,201	57,408
Cameron International Corp. (a)	5,109	258,720
Carbo Ceramics, Inc.	399	29,506
Diamond Offshore Drilling, Inc.	1,414	97,905
Dresser-Rand Group, Inc. (a)	1,581	81,469
FMC Technologies, Inc. (a)	4,965	203,069
Helmerich & Payne, Inc.	1,975	94,405
McDermott International, Inc. (a)	4,934	52,843
Nabors Industries Ltd. (a)	6,010	81,075
Oceaneering International, Inc.	2,257	118,109
Oil States International, Inc. (a)	1,121	81,945
Patterson-UTI Energy, Inc.	3,176	51,388
Rowan Companies PLC (a)	2,565	81,336
RPC, Inc.	1,256	14,394
SEACOR Holdings, Inc. (a)	437	38,329
Superior Energy Services, Inc. (a)	3,229	65,646
Tidewater, Inc.	1,054	50,076
Unit Corp. (a)	1,003	40,471
		1,498,094
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 5.5%
Alpha Natural Resources, Inc. (a)	4,601	$ 39,431
Cabot Oil & Gas Corp.	4,362	204,927
Cheniere Energy, Inc. (a)	4,382	70,506
Chesapeake Energy Corp.	13,721	277,987
Cimarex Energy Co.	1,782	101,895
Cobalt International Energy, Inc. (a)	3,807	79,224
Concho Resources, Inc. (a)	2,141	184,383
CONSOL Energy, Inc.	4,691	164,936
Continental Resources, Inc. (a)	865	62,159
Denbury Resources, Inc. (a)	8,141	124,802
Energen Corp.	1,471	68,622
EQT Corp.	2,732	165,641
EXCO Resources, Inc.	2,549	20,647
Golar LNG Ltd. (NASDAQ)	905	35,322
HollyFrontier Corp.	4,266	164,796
Kosmos Energy Ltd. (a)	1,533	17,446
Laredo Petroleum Holdings, Inc.	432	8,765
Marathon Petroleum Corp.	7,057	387,641
Murphy Oil Corp.	4,029	241,740
Newfield Exploration Co. (a)	2,791	75,692
Noble Energy, Inc.	3,688	350,397
Peabody Energy Corp.	5,649	157,607
Pioneer Natural Resources Co.	2,551	269,513
Plains Exploration & Production Co. (a)	2,681	95,604
QEP Resources, Inc.	3,672	106,488
Range Resources Corp.	3,363	219,806
SandRidge Energy, Inc. (a)	9,973	62,032
SM Energy Co.	1,344	72,468
Southwestern Energy Co. (a)	7,237	251,124
Teekay Corp.	757	23,172
Tesoro Corp.	2,886	108,831
Ultra Petroleum Corp. (a)(d)	3,125	71,281
Valero Energy Corp.	11,455	333,341
Whiting Petroleum Corp. (a)	2,448	102,865
World Fuel Services Corp.	1,465	50,836
WPX Energy, Inc.	4,066	68,878
		4,840,805
TOTAL ENERGY		6,338,899
Common Stocks - continued
	Shares	Value
FINANCIALS - 19.7%
Capital Markets - 2.3%
Affiliated Managers Group, Inc. (a)	1,063	$ 134,470
American Capital Ltd. (a)	6,772	79,842
Ameriprise Financial, Inc.	4,484	261,731
Ares Capital Corp.	5,124	89,465
E*TRADE Financial Corp. (a)	5,814	48,605
Eaton Vance Corp. (non-vtg.)	2,384	67,086
Federated Investors, Inc. Class B (non-vtg.) (d)	1,909	44,365
Invesco Ltd.	9,287	225,860
Janus Capital Group, Inc.	3,930	33,405
Jefferies Group, Inc.	2,919	41,567
Lazard Ltd. Class A	2,340	68,936
Legg Mason, Inc.	2,874	73,230
LPL Financial	1,003	29,288
Northern Trust Corp.	4,430	211,665
Raymond James Financial, Inc.	2,356	89,858
SEI Investments Co.	2,843	62,205
T. Rowe Price Group, Inc.	5,261	341,649
TD Ameritrade Holding Corp.	4,717	74,010
Waddell & Reed Financial, Inc. Class A	1,771	59,027
		2,036,264
Commercial Banks - 3.0%
Associated Banc-Corp.	3,517	45,334
Bank of Hawaii Corp.	948	41,864
BankUnited, Inc.	710	16,834
BOK Financial Corp.	510	29,912
CapitalSource, Inc.	4,818	38,110
CIT Group, Inc. (a)	4,159	154,798
City National Corp.	963	49,209
Comerica, Inc.	4,095	122,072
Commerce Bancshares, Inc.	1,534	58,415
Cullen/Frost Bankers, Inc.	1,123	62,102
East West Bancorp, Inc.	2,989	63,636
Fifth Third Bancorp	19,021	276,375
First Citizen Bancshares, Inc.	109	18,394
First Horizon National Corp.	5,216	48,561
First Niagara Financial Group, Inc.	7,171	59,376
First Republic Bank	2,088	71,723
Fulton Financial Corp.	4,147	40,309
Huntington Bancshares, Inc.	18,017	115,129
KeyCorp	19,654	165,487
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
M&T Bank Corp.	2,618	$ 272,534
Popular, Inc. (a)	2,140	41,366
Regions Financial Corp.	29,355	191,395
Signature Bank (a)	1,000	71,240
SunTrust Banks, Inc.	11,143	303,090
SVB Financial Group (a)	928	52,516
Synovus Financial Corp.	16,233	39,771
TCF Financial Corp.	3,350	38,324
Valley National Bancorp	4,076	39,700
Zions Bancorporation	3,838	82,402
		2,609,978
Consumer Finance - 0.2%
SLM Corp.	10,038	176,468
Diversified Financial Services - 0.9%
CBOE Holdings, Inc.	1,784	52,610
Interactive Brokers Group, Inc.	906	12,911
IntercontinentalExchange, Inc. (a)	1,513	198,203
Leucadia National Corp.	4,107	93,229
Moody's Corp.	4,039	194,518
MSCI, Inc. Class A (a)	2,539	68,401
NYSE Euronext	5,258	130,188
The NASDAQ Stock Market, Inc.	2,371	56,454
		806,514
Insurance - 4.3%
Alleghany Corp.	353	122,703
Allied World Assurance Co. Holdings Ltd.	740	59,422
American Financial Group, Inc.	1,762	68,366
American National Insurance Co.	163	11,909
Aon PLC	6,753	364,324
Arch Capital Group Ltd. (a)	2,803	123,752
Arthur J. Gallagher & Co.	2,445	86,651
Aspen Insurance Holdings Ltd.	1,485	48,040
Assurant, Inc.	1,698	64,201
Assured Guaranty Ltd.	3,488	48,448
Axis Capital Holdings Ltd.	2,279	82,545
Brown & Brown, Inc.	2,418	61,780
Cincinnati Financial Corp.	3,005	119,719
CNA Financial Corp.	551	16,188
Endurance Specialty Holdings Ltd.	911	36,941
Erie Indemnity Co. Class A	541	33,661
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Everest Re Group Ltd.	1,101	$ 122,266
Fidelity National Financial, Inc. Class A	4,630	99,128
Genworth Financial, Inc. Class A (a)	10,000	59,600
Hanover Insurance Group, Inc.	947	34,196
Hartford Financial Services Group, Inc.	9,072	196,953
HCC Insurance Holdings, Inc.	2,085	74,309
Kemper Corp.	1,041	32,271
Lincoln National Corp.	5,890	146,013
Markel Corp. (a)	200	94,388
MBIA, Inc. (a)	3,007	29,769
Mercury General Corp.	564	22,859
Old Republic International Corp.	5,343	52,789
PartnerRe Ltd.	1,341	108,621
Principal Financial Group, Inc.	6,183	170,280
ProAssurance Corp.	624	55,786
Progressive Corp.	12,650	282,095
Protective Life Corp.	1,689	46,110
Reinsurance Group of America, Inc.	1,526	80,756
RenaissanceRe Holdings Ltd.	1,079	87,787
StanCorp Financial Group, Inc.	901	30,949
Torchmark Corp.	2,045	103,457
Unum Group	5,960	120,869
Validus Holdings Ltd.	1,910	68,378
W.R. Berkley Corp.	2,292	89,136
White Mountains Insurance Group Ltd.	123	63,062
XL Group PLC Class A	6,428	159,029
		3,779,506
Real Estate Investment Trusts - 8.2%
Alexandria Real Estate Equities, Inc.	1,294	91,136
American Campus Communities, Inc.	1,901	86,134
American Capital Agency Corp.	7,085	233,947
Annaly Capital Management, Inc.	20,179	325,689
Apartment Investment & Management Co. Class A	2,994	79,910
AvalonBay Communities, Inc.	1,975	267,731
BioMed Realty Trust, Inc.	3,231	61,777
Boston Properties, Inc.	3,087	328,148
Brandywine Realty Trust (SBI)	2,989	34,672
BRE Properties, Inc.	1,604	77,553
Camden Property Trust (SBI)	1,661	109,011
CBL & Associates Properties, Inc.	3,051	68,251
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Chimera Investment Corp.	20,988	$ 56,038
CommonWealth REIT	1,715	23,513
Corporate Office Properties Trust (SBI)	1,692	42,215
DDR Corp.	4,968	76,308
Digital Realty Trust, Inc.	2,523	154,988
Douglas Emmett, Inc.	2,856	66,973
Duke Realty LP	5,547	80,321
Equity Lifestyle Properties, Inc.	860	57,904
Essex Property Trust, Inc.	728	109,200
Extra Space Storage, Inc.	2,177	75,085
Federal Realty Investment Trust (SBI)	1,322	142,551
General Growth Properties, Inc.	10,963	215,533
Hatteras Financial Corp.	1,995	54,404
HCP, Inc.	9,350	414,198
Health Care REIT, Inc.	5,361	318,604
Home Properties, Inc.	1,006	61,155
Hospitality Properties Trust (SBI)	2,558	59,141
Host Hotels & Resorts, Inc.	14,913	215,642
Kilroy Realty Corp.	1,566	69,546
Kimco Realty Corp.	8,394	163,851
Liberty Property Trust (SBI)	2,119	74,419
Mack-Cali Realty Corp.	1,803	46,860
MFA Financial, Inc.	7,406	60,507
Mid-America Apartment Communities, Inc.	837	54,162
National Retail Properties, Inc.	2,256	71,470
Piedmont Office Realty Trust, Inc. Class A	3,580	63,724
Plum Creek Timber Co., Inc.	3,335	146,407
Post Properties, Inc.	1,109	54,130
Prologis, Inc.	9,530	326,784
Rayonier, Inc.	2,549	124,926
Realty Income Corp. (d)	2,746	107,835
Regency Centers Corp.	1,880	90,278
Retail Properties America, Inc.	1,671	20,453
Senior Housing Properties Trust (SBI)	3,677	80,820
SL Green Realty Corp.	1,855	139,682
Tanger Factory Outlet Centers, Inc.	1,916	60,297
Taubman Centers, Inc.	1,224	96,145
The Macerich Co.	2,735	155,895
UDR, Inc.	5,129	124,481
Ventas, Inc.	5,975	378,038
Vornado Realty Trust	3,843	308,247
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Weingarten Realty Investors (SBI)	2,474	$ 66,798
Weyerhaeuser Co.	11,124	308,024
		7,181,511
Real Estate Management & Development - 0.4%
Alexander & Baldwin, Inc.	886	25,632
CBRE Group, Inc. (a)	6,826	123,005
Forest City Enterprises, Inc. Class A (a)	2,932	47,059
Howard Hughes Corp. (a)	563	39,410
Jones Lang LaSalle, Inc.	902	70,121
The St. Joe Co. (a)	1,326	26,255
		331,482
Thrifts & Mortgage Finance - 0.4%
Capitol Federal Financial, Inc.	3,429	40,839
Hudson City Bancorp, Inc.	10,919	92,648
New York Community Bancorp, Inc.	8,964	124,241
People's United Financial, Inc.	7,344	88,348
TFS Financial Corp. (a)	1,644	14,714
Washington Federal, Inc.	2,236	37,520
		398,310
TOTAL FINANCIALS		17,320,033
HEALTH CARE - 9.6%
Biotechnology - 1.4%
Alexion Pharmaceuticals, Inc. (a)	3,973	359,080
ARIAD Pharmaceuticals, Inc. (a)	3,466	74,692
BioMarin Pharmaceutical, Inc. (a)	2,539	94,045
Incyte Corp. (a)(d)	2,005	32,000
Medivation, Inc. (a)	1,511	77,242
Myriad Genetics, Inc. (a)	1,778	46,530
Onyx Pharmaceuticals, Inc. (a)	1,326	103,905
Regeneron Pharmaceuticals, Inc. (a)	1,599	227,538
United Therapeutics Corp. (a)	1,024	46,766
Vertex Pharmaceuticals, Inc. (a)	4,380	211,291
		1,273,089
Health Care Equipment & Supplies - 2.3%
Alere, Inc. (a)	1,688	32,410
Boston Scientific Corp. (a)	29,585	152,067
C.R. Bard, Inc.	1,731	166,505
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
CareFusion Corp. (a)	4,602	$ 122,229
DENTSPLY International, Inc.	2,939	108,273
Edwards Lifesciences Corp. (a)	2,380	206,655
Hill-Rom Holdings, Inc.	1,302	36,573
Hologic, Inc. (a)	5,442	112,214
IDEXX Laboratories, Inc. (a)	1,142	109,860
ResMed, Inc.	2,937	117,304
Sirona Dental Systems, Inc. (a)	1,147	65,677
St. Jude Medical, Inc.	6,497	248,575
Teleflex, Inc.	834	56,670
The Cooper Companies, Inc.	984	94,444
Thoratec Corp. (a)	1,203	42,947
Varian Medical Systems, Inc. (a)	2,307	154,015
Zimmer Holdings, Inc.	3,653	234,559
		2,060,977
Health Care Providers & Services - 2.9%
AMERIGROUP Corp. (a)	998	91,157
AmerisourceBergen Corp.	5,253	207,178
Brookdale Senior Living, Inc. (a)	2,031	47,647
Catamaran Corp. (a)	4,250	199,574
CIGNA Corp.	5,960	303,960
Community Health Systems, Inc. (a)	1,866	51,166
Coventry Health Care, Inc.	2,772	120,970
DaVita, Inc. (a)	1,950	219,414
HCA Holdings, Inc.	3,344	95,003
Health Management Associates, Inc. Class A (a)	5,313	38,785
Health Net, Inc. (a)	1,745	37,552
Henry Schein, Inc. (a)	1,857	137,009
Humana, Inc.	3,378	250,884
Laboratory Corp. of America Holdings (a)	1,995	169,036
LifePoint Hospitals, Inc. (a)	1,009	35,658
MEDNAX, Inc. (a)	1,002	69,118
Omnicare, Inc.	2,363	81,594
Patterson Companies, Inc.	1,919	64,095
Quest Diagnostics, Inc.	3,266	188,514
Tenet Healthcare Corp. (a)	2,161	51,000
Universal Health Services, Inc. Class B	1,867	77,275
VCA Antech, Inc. (a)	1,816	35,557
		2,572,146
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	3,541	$ 45,750
Cerner Corp. (a)	3,003	228,799
		274,549
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	7,194	258,912
Bio-Rad Laboratories, Inc. Class A (a)	428	43,378
Bruker BioSciences Corp. (a)	1,961	23,708
Charles River Laboratories International, Inc. (a)	1,008	37,619
Covance, Inc. (a)	1,171	57,039
Illumina, Inc. (a)	2,573	122,243
Life Technologies Corp. (a)	3,678	179,891
Mettler-Toledo International, Inc. (a)	648	109,752
PerkinElmer, Inc.	2,377	73,521
QIAGEN NV (a)	4,867	84,929
Techne Corp.	756	50,924
Waters Corp. (a)	1,835	150,121
		1,192,037
Pharmaceuticals - 1.3%
Endo Pharmaceuticals Holdings, Inc. (a)	2,387	68,411
Forest Laboratories, Inc. (a)	5,472	184,461
Hospira, Inc. (a)	3,430	105,267
Mylan, Inc. (a)	8,434	213,718
Perrigo Co.	1,937	222,774
Salix Pharmaceuticals Ltd. (a)	1,185	46,262
Warner Chilcott PLC	3,458	40,044
Watson Pharmaceuticals, Inc. (a)	2,641	226,994
		1,107,931
TOTAL HEALTH CARE		8,480,729
INDUSTRIALS - 12.7%
Aerospace & Defense - 1.1%
Alliant Techsystems, Inc.	688	39,416
BE Aerospace, Inc. (a)	2,032	91,623
Engility Holdings, Inc. (a)	326	6,194
Exelis, Inc.	3,870	42,802
Huntington Ingalls Industries, Inc. (a)	1,018	43,143
L-3 Communications Holdings, Inc.	2,006	148,043
Rockwell Collins, Inc.	3,020	161,812
Spirit AeroSystems Holdings, Inc. Class A (a)	2,428	37,950
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Textron, Inc.	5,808	$ 146,420
TransDigm Group, Inc.	1,058	140,936
Triumph Group, Inc.	1,029	67,317
		925,656
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	3,377	203,734
Expeditors International of Washington, Inc.	4,408	161,377
UTI Worldwide, Inc.	2,073	28,794
		393,905
Airlines - 0.6%
Copa Holdings SA Class A	696	64,603
Delta Air Lines, Inc. (a)	17,486	168,390
Southwest Airlines Co.	15,855	139,841
United Continental Holdings, Inc. (a)	6,880	132,165
		504,999
Building Products - 0.4%
Armstrong World Industries, Inc.	454	23,517
Fortune Brands Home & Security, Inc. (a)	3,283	93,369
Lennox International, Inc.	1,046	52,352
Masco Corp.	7,387	111,470
Owens Corning (a)	2,529	84,949
		365,657
Commercial Services & Supplies - 1.2%
Avery Dennison Corp.	2,128	68,905
Cintas Corp.	2,286	95,578
Clean Harbors, Inc. (a)	978	57,066
Copart, Inc. (a)	2,084	59,998
Corrections Corp. of America	2,045	68,814
Covanta Holding Corp.	2,253	40,960
Iron Mountain, Inc.	3,138	108,575
KAR Auction Services, Inc. (a)	574	11,480
Pitney Bowes, Inc. (d)	3,516	50,490
R.R. Donnelley & Sons Co. (d)	3,713	37,204
Republic Services, Inc.	6,264	177,584
Rollins, Inc.	1,370	31,058
Stericycle, Inc. (a)	1,753	166,114
Waste Connections, Inc.	2,577	84,603
		1,058,429
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 0.8%
AECOM Technology Corp. (a)	2,343	$ 50,304
Chicago Bridge & Iron Co. NV unit	2,027	76,114
Fluor Corp.	3,512	196,145
Jacobs Engineering Group, Inc. (a)	2,675	103,228
KBR, Inc.	3,057	85,168
Quanta Services, Inc. (a)	4,340	112,536
Shaw Group, Inc. (a)	1,386	60,693
URS Corp.	1,546	51,760
		735,948
Electrical Equipment - 1.3%
AMETEK, Inc.	4,995	177,572
Babcock & Wilcox Co. (a)	2,475	63,781
Cooper Industries PLC Class A	3,366	252,248
General Cable Corp. (a)	996	28,416
GrafTech International Ltd. (a)	2,370	24,909
Hubbell, Inc. Class B	1,231	103,059
Polypore International, Inc. (a)	974	34,363
Regal-Beloit Corp.	790	51,492
Rockwell Automation, Inc.	2,965	210,693
Roper Industries, Inc.	2,023	220,851
		1,167,384
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	1,273	70,715
Machinery - 4.4%
AGCO Corp. (a)	2,024	92,112
CNH Global NV (a)	578	25,894
Colfax Corp. (a)	926	31,845
Crane Co.	1,011	42,442
Donaldson Co., Inc.	3,090	99,714
Dover Corp.	3,809	221,760
Eaton Corp.	6,877	324,732
Flowserve Corp.	1,055	142,942
Gardner Denver, Inc.	1,036	71,826
Graco, Inc.	1,248	59,979
Harsco Corp.	1,698	33,943
IDEX Corp.	1,723	73,279
Ingersoll-Rand PLC	6,185	290,881
ITT Corp.	1,917	39,874
Joy Global, Inc.	2,201	137,452
Kennametal, Inc.	1,657	58,691
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Lincoln Electric Holdings, Inc.	1,709	$ 74,119
Manitowoc Co., Inc.	2,754	39,245
Navistar International Corp. (a)	1,476	27,675
Nordson Corp.	1,343	79,277
Oshkosh Truck Corp. (a)	1,880	56,362
PACCAR, Inc.	7,393	320,413
Pall Corp.	2,402	151,230
Parker Hannifin Corp.	3,132	246,363
Pentair Ltd.	4,325	182,688
Snap-On, Inc.	1,199	92,719
SPX Corp.	1,044	71,608
Stanley Black & Decker, Inc.	3,541	245,391
Terex Corp. (a)	2,249	50,715
Timken Co.	1,787	70,569
Toro Co.	1,240	52,353
Trinity Industries, Inc.	1,655	51,768
Valmont Industries, Inc.	481	64,983
WABCO Holdings, Inc. (a)	1,343	78,660
Wabtec Corp.	1,002	82,064
Xylem, Inc.	3,857	93,571
		3,879,139
Marine - 0.1%
Kirby Corp. (a)	1,147	65,930
Matson, Inc.	825	17,531
		83,461
Professional Services - 0.8%
Dun & Bradstreet Corp.	939	76,097
Equifax, Inc.	2,475	123,849
IHS, Inc. Class A (a)	1,049	88,525
Manpower, Inc.	1,637	62,108
Nielsen Holdings B.V. (a)	2,544	73,572
Robert Half International, Inc.	2,987	80,320
Towers Watson & Co.	1,247	66,976
Verisk Analytics, Inc. (a)	3,053	155,703
		727,150
Road & Rail - 0.6%
Con-way, Inc.	1,186	34,524
Hertz Global Holdings, Inc. (a)	5,206	69,084
J.B. Hunt Transport Services, Inc.	1,862	109,299
Kansas City Southern	2,274	182,966
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Landstar System, Inc.	978	$ 49,536
Ryder System, Inc.	1,059	47,782
		493,191
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A (a)	1,365	28,419
Fastenal Co.	6,133	274,145
GATX Corp.	961	39,843
MRC Global, Inc.	486	11,883
MSC Industrial Direct Co., Inc. Class A	936	69,826
United Rentals, Inc. (a)	1,914	77,823
W.W. Grainger, Inc.	1,210	243,706
WESCO International, Inc. (a)	895	58,068
		803,713
TOTAL INDUSTRIALS		11,209,347
INFORMATION TECHNOLOGY - 12.6%
Communications Equipment - 0.8%
Acme Packet, Inc. (a)	1,152	19,054
Brocade Communications Systems, Inc. (a)	9,451	50,090
EchoStar Holding Corp. Class A (a)	820	26,043
F5 Networks, Inc. (a)	1,638	135,102
Harris Corp.	2,358	107,949
JDS Uniphase Corp. (a)	4,714	45,679
Juniper Networks, Inc. (a)	10,896	180,547
Palo Alto Networks, Inc.	140	7,697
Polycom, Inc. (a)	3,668	36,753
Riverbed Technology, Inc. (a)	3,235	59,750
		668,664
Computers & Peripherals - 0.8%
Diebold, Inc.	1,291	38,407
Fusion-io, Inc. (a)	1,357	32,025
Lexmark International, Inc. Class A	1,495	31,784
NCR Corp. (a)	3,233	68,798
NetApp, Inc. (a)	7,462	200,728
SanDisk Corp. (a)	5,055	211,097
Western Digital Corp.	4,845	165,844
		748,683
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 1.1%
Amphenol Corp. Class A	3,364	$ 202,277
Arrow Electronics, Inc. (a)	2,325	81,910
Avnet, Inc. (a)	2,953	84,603
AVX Corp.	958	9,427
Dolby Laboratories, Inc. Class A (a)	1,055	33,327
FLIR Systems, Inc.	3,186	61,904
Ingram Micro, Inc. Class A (a)	3,057	46,466
IPG Photonics Corp. (a)	662	35,139
Itron, Inc. (a)	827	33,957
Jabil Circuit, Inc.	3,769	65,354
Molex, Inc.	2,833	73,573
National Instruments Corp.	1,919	45,212
Tech Data Corp. (a)	779	34,517
Trimble Navigation Ltd. (a)	2,569	121,205
Vishay Intertechnology, Inc. (a)	2,689	22,265
		951,136
Internet Software & Services - 1.0%
Akamai Technologies, Inc. (a)	3,703	140,677
AOL, Inc.	1,921	65,948
Equinix, Inc. (a)	990	178,606
IAC/InterActiveCorp	1,631	78,859
LinkedIn Corp. (a)	1,283	137,191
Rackspace Hosting, Inc. (a)	2,251	143,366
VeriSign, Inc. (a)	3,268	121,145
		865,792
IT Services - 2.4%
Alliance Data Systems Corp. (a)	1,038	148,486
Amdocs Ltd.	3,497	115,646
Booz Allen Hamilton Holding Corp. Class A	423	5,660
Broadridge Financial Solutions, Inc.	2,537	58,224
Computer Sciences Corp.	3,225	98,201
CoreLogic, Inc. (a)	2,186	52,027
DST Systems, Inc.	696	39,700
Fidelity National Information Services, Inc.	5,190	170,595
Fiserv, Inc. (a)	2,832	212,230
FleetCor Technologies, Inc. (a)	1,002	47,505
Gartner, Inc. Class A (a)	1,908	88,550
Genpact Ltd.	2,639	46,473
Global Payments, Inc.	1,610	68,828
Jack Henry & Associates, Inc.	1,788	67,944
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Lender Processing Services, Inc.	1,739	$ 41,927
NeuStar, Inc. Class A (a)	1,372	50,201
Paychex, Inc.	6,728	218,189
SAIC, Inc.	5,808	63,830
Teradata Corp. (a)	3,494	238,675
The Western Union Co.	12,703	161,328
Total System Services, Inc.	3,296	74,127
Vantiv, Inc.	789	15,922
VeriFone Systems, Inc. (a)	2,210	65,504
		2,149,772
Office Electronics - 0.2%
Xerox Corp.	27,711	178,459
Zebra Technologies Corp. Class A (a)	1,081	38,840
		217,299
Semiconductors & Semiconductor Equipment - 3.1%
Advanced Micro Devices, Inc. (a)	13,459	27,591
Altera Corp.	6,703	204,307
Analog Devices, Inc.	6,142	240,214
Applied Materials, Inc.	26,550	281,430
Atmel Corp. (a)	9,068	42,302
Avago Technologies Ltd.	5,029	166,108
Cree, Inc. (a)	2,391	72,519
Cypress Semiconductor Corp.	3,157	31,286
Fairchild Semiconductor International, Inc. (a)	2,687	31,599
Freescale Semiconductor Holdings I Ltd. (a)	1,005	8,985
KLA-Tencor Corp.	3,469	161,378
Lam Research Corp. (a)	3,786	134,024
Linear Technology Corp.	4,776	149,298
LSI Corp. (a)	11,810	80,899
Marvell Technology Group Ltd.	9,591	75,673
Maxim Integrated Products, Inc.	6,059	166,774
Microchip Technology, Inc.	4,016	125,902
Micron Technology, Inc. (a)	20,297	110,111
NVIDIA Corp. (a)	12,773	152,893
ON Semiconductor Corp. (a)	9,441	58,062
PMC-Sierra, Inc. (a)	4,247	19,876
Silicon Laboratories, Inc. (a)	905	36,580
Skyworks Solutions, Inc. (a)	3,949	92,407
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Teradyne, Inc. (a)	3,890	$ 56,872
Xilinx, Inc.	5,442	178,280
		2,705,370
Software - 3.2%
Activision Blizzard, Inc.	8,811	95,952
ANSYS, Inc. (a)	1,925	136,444
Autodesk, Inc. (a)	4,790	152,514
BMC Software, Inc. (a)	3,338	135,857
CA Technologies, Inc.	7,309	164,599
Cadence Design Systems, Inc. (a)	5,590	70,769
Citrix Systems, Inc. (a)	3,859	238,525
Compuware Corp. (a)	4,489	38,875
Concur Technologies, Inc. (a)	936	61,991
Electronic Arts, Inc. (a)	6,572	81,164
FactSet Research Systems, Inc.	926	83,849
Fortinet, Inc. (a)	2,694	52,183
Informatica Corp. (a)	2,206	59,871
Intuit, Inc.	6,081	361,333
MICROS Systems, Inc. (a)	1,673	75,937
NetSuite, Inc. (a)	654	41,536
Nuance Communications, Inc. (a)	4,970	110,632
Red Hat, Inc. (a)	4,005	196,926
Rovi Corp. (a)	2,316	31,335
ServiceNow, Inc.	287	8,797
SolarWinds, Inc. (a)	1,260	63,743
Solera Holdings, Inc.	1,462	68,436
Splunk, Inc.	346	9,705
Symantec Corp. (a)	14,930	271,577
Synopsys, Inc. (a)	3,028	97,502
TIBCO Software, Inc. (a)	3,436	86,622
Zynga, Inc.	2,309	5,195
		2,801,869
TOTAL INFORMATION TECHNOLOGY		11,108,585
MATERIALS - 6.2%
Chemicals - 3.0%
Airgas, Inc.	1,410	125,448
Albemarle Corp.	1,854	102,174
Ashland, Inc.	1,613	114,765
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Cabot Corp.	1,298	$ 46,416
Celanese Corp. Class A	3,255	123,657
CF Industries Holdings, Inc.	1,360	279,058
Cytec Industries, Inc.	950	65,379
Eastman Chemical Co.	3,144	186,251
FMC Corp.	2,828	151,355
Huntsman Corp.	3,890	58,506
International Flavors & Fragrances, Inc.	1,682	108,691
Intrepid Potash, Inc. (a)	1,136	24,685
Kronos Worldwide, Inc.	444	5,927
NewMarket Corp.	183	49,650
PPG Industries, Inc.	3,153	369,153
Rockwood Holdings, Inc.	1,414	64,903
RPM International, Inc.	2,754	73,422
Sherwin-Williams Co.	1,797	256,216
Sigma Aldrich Corp.	2,491	174,719
The Scotts Miracle-Gro Co. Class A	881	37,716
Valspar Corp.	1,932	108,250
W.R. Grace & Co. (a)	1,533	98,357
Westlake Chemical Corp.	425	32,326
		2,657,024
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	955	78,606
Vulcan Materials Co.	2,689	123,613
		202,219
Containers & Packaging - 1.0%
Aptargroup, Inc.	1,370	70,254
Ball Corp.	3,235	138,555
Bemis Co., Inc.	2,116	69,934
Crown Holdings, Inc. (a)	3,095	118,384
Greif, Inc. Class A	630	26,435
Owens-Illinois, Inc. (a)	3,389	66,052
Packaging Corp. of America	2,005	70,716
Rock-Tenn Co. Class A	1,466	107,297
Sealed Air Corp.	4,022	65,237
Silgan Holdings, Inc.	1,012	43,830
Sonoco Products Co.	2,075	64,595
		841,289
Metals & Mining - 1.4%
Alcoa, Inc.	22,252	190,700
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Allegheny Technologies, Inc.	2,198	$ 57,917
Allied Nevada Gold Corp. (a)	1,840	67,933
Carpenter Technology Corp.	905	43,992
Cliffs Natural Resources, Inc.	2,923	106,017
Commercial Metals Co.	2,419	33,285
Compass Minerals International, Inc.	676	53,303
Molycorp, Inc. (a)(d)	1,593	16,567
Nucor Corp.	6,584	264,216
Reliance Steel & Aluminum Co.	1,568	85,205
Royal Gold, Inc.	1,327	116,882
Steel Dynamics, Inc.	4,496	56,874
Tahoe Resources, Inc. (a)	1,689	34,431
Titanium Metals Corp.	1,713	20,059
United States Steel Corp. (d)	2,979	60,742
Walter Energy, Inc.	1,289	45,063
		1,253,186
Paper & Forest Products - 0.6%
Domtar Corp.	735	58,616
International Paper Co.	9,062	324,691
MeadWestvaco Corp.	3,598	106,825
		490,132
TOTAL MATERIALS		5,443,850
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.4%
Frontier Communications Corp. (d)	20,756	97,968
Level 3 Communications, Inc. (a)	3,404	69,782
tw telecom, inc. (a)	3,134	79,823
Windstream Corp. (d)	12,186	116,254
		363,827
Wireless Telecommunication Services - 1.3%
Clearwire Corp. Class A (a)	7,449	14,898
Crown Castle International Corp. (a)	6,057	404,305
MetroPCS Communications, Inc. (a)	6,234	63,649
NII Holdings, Inc. (a)(d)	3,552	28,309
SBA Communications Corp. Class A (a)	2,506	166,975
Sprint Nextel Corp. (a)	62,096	344,012
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Telephone & Data Systems, Inc.	1,953	$ 48,571
U.S. Cellular Corp. (a)	303	11,208
		1,081,927
TOTAL TELECOMMUNICATION SERVICES		1,445,754
UTILITIES - 6.0%
Electric Utilities - 2.5%
Edison International	6,737	316,235
Entergy Corp.	3,668	266,223
Great Plains Energy, Inc.	2,825	63,393
Hawaiian Electric Industries, Inc.	1,984	51,346
ITC Holdings Corp.	1,068	85,034
Northeast Utilities	6,490	255,057
NV Energy, Inc.	4,877	92,712
OGE Energy Corp.	2,027	116,715
Pepco Holdings, Inc.	4,769	94,760
Pinnacle West Capital Corp.	2,247	119,024
PPL Corp.	11,997	354,871
Westar Energy, Inc.	2,561	76,062
Xcel Energy, Inc.	10,086	284,930
		2,176,362
Gas Utilities - 0.7%
AGL Resources, Inc.	2,400	97,992
Atmos Energy Corp.	1,847	66,437
National Fuel Gas Co.	1,507	79,419
ONEOK, Inc.	4,318	204,241
Questar Corp.	3,726	75,414
UGI Corp.	2,348	75,817
		599,320
Independent Power Producers & Energy Traders - 0.4%
Calpine Corp. (a)	8,344	146,854
NRG Energy, Inc.	4,730	101,979
The AES Corp.	13,329	139,288
		388,121
Multi-Utilities - 2.2%
Alliant Energy Corp.	2,303	102,944
Ameren Corp.	5,015	164,893
CenterPoint Energy, Inc.	8,886	192,560
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
CMS Energy Corp.	5,427	$ 131,985
DTE Energy Co.	3,534	219,461
Integrys Energy Group, Inc.	1,612	87,112
MDU Resources Group, Inc.	3,939	85,594
NiSource, Inc.	5,877	149,687
SCANA Corp.	2,441	119,804
Sempra Energy	4,972	346,797
TECO Energy, Inc.	4,495	80,326
Vectren Corp.	1,713	50,653
Wisconsin Energy Corp.	4,808	184,964
		1,916,780
Water Utilities - 0.2%
American Water Works Co., Inc.	3,649	134,064
Aqua America, Inc.	2,835	71,981
		206,045
TOTAL UTILITIES		5,286,628
TOTAL COMMON STOCKS (Cost $83,182,786)		86,851,639
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.13% to 0.14% 11/15/12 to 12/6/12 (e) (Cost $99,991)	$ 100,000	99,994
Money Market Funds - 2.2%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b)	955,528	$ 955,528
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	931,625	931,625
TOTAL MONEY MARKET FUNDS (Cost $1,887,153)		1,887,153
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $85,169,930)		88,838,786
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(841,863)
NET ASSETS - 100%		$ 87,996,923
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
17 CME E-mini S&P MidCap 400 Index Contracts	Dec. 2012	$ 1,662,770	$ 27

The face value of futures purchased as a percentage of net assets is 1.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $99,994.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,316
Fidelity Securities Lending Cash Central Fund	6,239
Total	$ 7,555
Other Information

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 14,810,122	$ 14,810,122	$ -	$ -
Consumer Staples	5,407,692	5,407,692	-	-
Energy	6,338,899	6,338,899	-	-
Financials	17,320,033	17,320,033	-	-
Health Care	8,480,729	8,480,729	-	-
Industrials	11,209,347	11,209,347	-	-
Information Technology	11,108,585	11,108,585	-	-
Materials	5,443,850	5,443,850	-	-
Telecommunication Services	1,445,754	1,445,754	-	-
Utilities	5,286,628	5,286,628	-	-
U.S. Government and Government Agency Obligations	99,994	-	99,994	-
Money Market Funds	1,887,153	1,887,153	-	-
Total Investments in Securities:	$ 88,838,786	$ 88,738,792	$ 99,994	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 27	$ 27	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 27	$ -
Total Value of Derivatives	$ 27	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Mid Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

	October 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $915,412) - See accompanying schedule: Unaffiliated issuers (cost $83,282,777)	$ 86,951,633
Fidelity Central Funds (cost $1,887,153)	1,887,153
Total Investments (cost $85,169,930)		$ 88,838,786
Cash		13,335
Receivable for fund shares sold		856,227
Dividends receivable		71,069
Distributions receivable from Fidelity Central Funds		2,329
Receivable for daily variation margin on futures contracts		5,874
Receivable from investment adviser for expense reductions		4,913
Total assets		89,792,533

Liabilities
Payable for investments purchased	$ 791,070
Payable for fund shares redeemed	58,751
Accrued management fee	8,654
Other affiliated payables	5,510
Collateral on securities loaned, at value	931,625
Total liabilities		1,795,610

Net Assets		$ 87,996,923
Net Assets consist of:
Paid in capital		$ 83,633,479
Undistributed net investment income		541,569
Accumulated undistributed net realized gain (loss) on investments		152,992
Net unrealized appreciation (depreciation) on investments		3,668,883
Net Assets		$ 87,996,923

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Mid Cap Index Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2012 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($13,816,309 ÷ 1,186,536 shares)	$ 11.64

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($40,148,704 ÷ 3,443,148 shares)	$ 11.66

Institutional Class: Net Asset Value, offering price and redemption price per share ($33,922,790 ÷ 2,908,322 shares)	$ 11.66

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($109,120 ÷ 9,355 shares)	$ 11.66

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended October 31, 2012 (Unaudited)

Investment Income
Dividends		$ 570,576
Interest		79
Income from Fidelity Central Funds (including $6,239 from security lending)		7,555
Total income		578,210

Expenses
Management fee	$ 37,927
Transfer agent fees	24,627
Independent trustees' compensation	101
Miscellaneous	76
Total expenses before reductions	62,731
Expense reductions	(22,480)	40,251
Net investment income (loss)		537,959
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	184,746
Futures contracts	(2,267)
Total net realized gain (loss)		182,479
Change in net unrealized appreciation (depreciation) on: Investment securities	40,679
Futures contracts	(13,193)
Total change in net unrealized appreciation (depreciation)		27,486
Net gain (loss)		209,965
Net increase (decrease) in net assets resulting from operations		$ 747,924

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Mid Cap Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended October 31, 2012 (Unaudited)	For the period September 8, 2011 (commencement of operations) to April 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 537,959	$ 214,259
Net realized gain (loss)	182,479	44,919
Change in net unrealized appreciation (depreciation)	27,486	3,641,397
Net increase (decrease) in net assets resulting from operations	747,924	3,900,575
Distributions to shareholders from net investment income	(143,512)	(66,999)
Distributions to shareholders from net realized gain	(74,544)	-
Total distributions	(218,056)	(66,999)
Share transactions - net increase (decrease)	41,351,254	42,274,731
Redemption fees	4,606	2,888
Total increase (decrease) in net assets	41,885,728	46,111,195

Net Assets
Beginning of period	46,111,195	-
End of period (including undistributed net investment income of $541,569 and undistributed net investment income of $147,122, respectively)	$ 87,996,923	$ 46,111,195

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended October 31, 2012	Year ended April 30,
	(Unaudited)	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.68	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.09
Net realized and unrealized gain (loss)	(.08) G	1.64
Total from investment operations	.01	1.73
Distributions from net investment income	(.03)	(.05)
Distributions from net realized gain	(.02)	-
Total distributions	(.05)	(.05)
Redemption fees added to paid in capital D, J	-	-
Net asset value, end of period	$ 11.64	$ 11.68
Total Return B, C	.10%	17.37%
Ratios to Average Net Assets E, I
Expenses before reductions	.33% A	.33% A
Expenses net of fee waivers, if any	.26% A	.26% A
Expenses net of all reductions	.26% A	.26% A
Net investment income (loss)	1.57% A	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,816	$ 7,794
Portfolio turnover rate F	13% A	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period September 8, 2011 (commencement of operations) to April 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended October 31, 2012	Year ended April 30,
	(Unaudited)	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.69	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.10
Net realized and unrealized gain (loss)	(.08) G	1.64
Total from investment operations	.02	1.74
Distributions from net investment income	(.03)	(.05)
Distributions from net realized gain	(.02)	-
Total distributions	(.05)	(.05)
Redemption fees added to paid in capital D, J	-	-
Net asset value, end of period	$ 11.66	$ 11.69
Total Return B, C	.20%	17.48%
Ratios to Average Net Assets E, I
Expenses before reductions	.20% A	.20% A
Expenses net of fee waivers, if any	.12% A	.12% A
Expenses net of all reductions	.12% A	.12% A
Net investment income (loss)	1.71% A	1.37% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,149	$ 18,896
Portfolio turnover rate F	13% A	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period September 8, 2011 (commencement of operations) to April 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended October 31, 2012	Year ended April 30,
	(Unaudited)	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.70	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.10
Net realized and unrealized gain (loss)	(.09) G	1.65
Total from investment operations	.01	1.75
Distributions from net investment income	(.03)	(.05)
Distributions from net realized gain	(.02)	-
Total distributions	(.05)	(.05)
Redemption fees added to paid in capital D, J	-	-
Net asset value, end of period	$ 11.66	$ 11.70
Total Return B, C	.12%	17.59%
Ratios to Average Net Assets E, I
Expenses before reductions	.14% A	.14% A
Expenses net of fee waivers, if any	.08% A	.08% A
Expenses net of all reductions	.08% A	.08% A
Net investment income (loss)	1.75% A	1.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,923	$ 19,312
Portfolio turnover rate F	13% A	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period September 8, 2011 (commencement of operations) to April 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended October 31, 2012	Year ended April 30,
	(Unaudited)	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.70	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.10
Net realized and unrealized gain (loss)	(.09) G	1.65
Total from investment operations	.01	1.75
Distributions from net investment income	(.04)	(.05)
Distributions from net realized gain	(.02)	-
Total distributions	(.05) K	(.05)
Redemption fees added to paid in capital D, J	-	-
Net asset value, end of period	$ 11.66	$ 11.70
Total Return B, C	.13%	17.60%
Ratios to Average Net Assets E, I
Expenses before reductions	.12% A	.12% A
Expenses net of fee waivers, if any	.06% A	.06% A
Expenses net of all reductions	.06% A	.06% A
Net investment income (loss)	1.77% A	1.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 109	$ 109
Portfolio turnover rate F	13% A	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period September 8, 2011 (commencement of operations) to April 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total Distributions of $.05 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $.017 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Small Cap Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Ocwen Financial Corp.	0.4	0.1
Pharmacyclics, Inc.	0.3	0.1
Two Harbors Investment Corp.	0.3	0.2
Genesee & Wyoming, Inc. Class A	0.3	0.2
Starwood Property Trust, Inc.	0.3	0.2
WEX, Inc.	0.3	0.0
Warnaco Group, Inc.	0.2	0.2
CommVault Systems, Inc.	0.2	0.2
Dril-Quip, Inc.	0.2	0.2
Coeur d'Alene Mines Corp.	0.2	0.2
	2.7
Market Sectors as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.0	22.5
Information Technology	16.4	16.1
Industrials	15.1	15.4
Consumer Discretionary	13.7	13.5
Health Care	12.3	12.2
Energy	5.9	6.4
Materials	5.1	4.5
Utilities	3.7	3.2
Consumer Staples	3.6	3.5
Telecommunication Services	0.7	0.8

Semiannual Report

Spartan Small Cap Index Fund

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 13.7%
Auto Components - 0.8%
American Axle & Manufacturing Holdings, Inc. (a)	5,252	$ 57,089
Cooper Tire & Rubber Co.	4,926	99,160
Dana Holding Corp.	11,668	153,551
Dorman Products, Inc. (a)	1,932	59,023
Drew Industries, Inc. (a)	1,497	47,410
Exide Technologies (a)	5,863	17,882
Federal-Mogul Corp. Class A (a)	1,335	10,066
Fuel Systems Solutions, Inc. (a)	1,100	17,897
Gentherm, Inc. (a)	2,295	27,586
Modine Manufacturing Co. (a)	3,693	25,112
Shiloh Industries, Inc.	258	2,936
Spartan Motors, Inc.	2,571	12,084
Standard Motor Products, Inc.	1,508	28,320
Stoneridge, Inc. (a)	2,404	11,948
Superior Industries International, Inc.	1,789	30,574
Tenneco, Inc. (a)	4,797	146,548
Tower International, Inc. (a)	428	3,030
		750,216
Automobiles - 0.0%
Winnebago Industries, Inc. (a)	2,378	29,963
Distributors - 0.2%
Core-Mark Holding Co., Inc.	921	44,088
Pool Corp.	3,751	157,992
VOXX International Corp. (a)	1,497	9,311
Weyco Group, Inc.	532	12,491
		223,882
Diversified Consumer Services - 1.1%
American Public Education, Inc. (a)	1,449	52,787
Ascent Capital Group, Inc. (a)	1,144	68,011
Bridgepoint Education, Inc. (a)	1,282	12,820
Capella Education Co. (a)	1,038	32,406
Career Education Corp. (a)	4,122	14,015
Carriage Services, Inc.	1,252	13,309
Coinstar, Inc. (a)(d)	2,487	116,740
Collectors Universe, Inc.	385	4,620
Corinthian Colleges, Inc. (a)	5,838	15,938
Education Management Corp. (a)	1,905	6,058
Grand Canyon Education, Inc. (a)	3,171	69,001
Hillenbrand, Inc.	4,401	90,088
K12, Inc. (a)	2,129	43,581
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Lincoln Educational Services Corp.	1,575	$ 5,843
Mac-Gray Corp.	972	12,636
Matthews International Corp. Class A	2,250	64,733
National American University Holdings, Inc.	574	2,353
Regis Corp.	4,568	76,103
Sotheby's Class A (Ltd. vtg.)	5,317	165,518
Steiner Leisure Ltd. (a)	1,221	53,626
Stewart Enterprises, Inc. Class A	5,987	46,519
Strayer Education, Inc.	943	54,185
Universal Technical Institute, Inc.	1,663	21,320
		1,042,210
Hotels, Restaurants & Leisure - 3.1%
AFC Enterprises, Inc. (a)	1,900	48,108
Ameristar Casinos, Inc.	2,659	48,527
Biglari Holdings, Inc. (a)	96	33,947
BJ's Restaurants, Inc. (a)	1,950	64,448
Bloomin' Brands, Inc.	1,463	19,999
Bluegreen Corp. (a)	1,050	6,227
Bob Evans Farms, Inc.	2,315	88,132
Boyd Gaming Corp. (a)	4,316	26,630
Bravo Brio Restaurant Group, Inc. (a)	1,598	21,094
Buffalo Wild Wings, Inc. (a)	1,473	111,874
Caesars Entertainment Corp.	2,794	16,177
Caribou Coffee Co., Inc. (a)	1,746	20,900
Carrols Restaurant Group, Inc. (a)	1,128	7,242
CEC Entertainment, Inc.	1,457	45,167
Churchill Downs, Inc.	1,041	68,009
Chuys Holdings, Inc.	497	12,142
Cracker Barrel Old Country Store, Inc.	1,521	96,812
Del Frisco's Restaurant Group, Inc. (a)	428	6,334
Denny's Corp. (a)	7,384	33,966
DineEquity, Inc. (a)	1,214	76,118
Domino's Pizza, Inc.	4,590	186,446
Einstein Noah Restaurant Group, Inc.	429	6,619
Fiesta Restaurant Group, Inc. (a)	1,193	15,771
Frisch's Restaurants, Inc.	217	3,880
Ignite Restaurant Group, Inc. (a)	593	6,796
International Speedway Corp. Class A	2,208	56,304
Interval Leisure Group, Inc.	3,101	59,105
Isle of Capri Casinos, Inc. (a)	1,589	9,661
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Jack in the Box, Inc. (a)	3,513	$ 91,373
Jamba, Inc. (a)	5,108	11,187
Krispy Kreme Doughnuts, Inc. (a)	4,609	34,245
Life Time Fitness, Inc. (a)	3,401	152,671
Luby's, Inc. (a)	1,658	10,595
Marcus Corp.	1,466	15,979
Marriott Vacations Worldwide Corp.	2,112	83,086
Monarch Casino & Resort, Inc. (a)	622	5,673
Morgans Hotel Group Co. (a)	1,890	12,191
MTR Gaming Group, Inc. (a)	1,585	5,532
Multimedia Games Holding Co., Inc. (a)	2,126	33,803
Nathan's Famous, Inc. (a)	189	5,237
Orient Express Hotels Ltd. Class A (a)	7,694	90,251
Papa John's International, Inc. (a)	1,423	75,874
Pinnacle Entertainment, Inc. (a)	4,985	63,609
Premier Exhibitions, Inc. (a)	1,821	4,990
Red Lion Hotels Corp. (a)	980	6,458
Red Robin Gourmet Burgers, Inc. (a)	1,144	38,210
Ruby Tuesday, Inc. (a)	5,005	36,136
Ruth's Hospitality Group, Inc. (a)	2,735	18,188
Ryman Hospitality Properties, Inc.	2,262	88,241
Scientific Games Corp. Class A (a)	4,380	36,047
SHFL Entertainment, Inc. (a)	4,386	61,974
Six Flags Entertainment Corp.	3,147	179,725
Sonic Corp. (a)	4,831	48,165
Speedway Motorsports, Inc.	885	14,426
Texas Roadhouse, Inc. Class A	4,949	80,570
The Cheesecake Factory, Inc.	4,271	141,199
Town Sports International Holdings, Inc. (a)	1,905	24,003
Vail Resorts, Inc.	2,858	162,277
WMS Industries, Inc. (a)	4,377	71,914
		2,900,264
Household Durables - 1.1%
American Greetings Corp. Class A	2,709	46,514
Bassett Furniture Industries, Inc.	929	10,656
Beazer Homes USA, Inc. (a)	1,898	31,298
Blyth, Inc.	789	18,021
Cavco Industries, Inc. (a)	539	26,055
CSS Industries, Inc.	765	15,377
Ethan Allen Interiors, Inc.	1,919	56,438
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Flexsteel Industries, Inc.	333	$ 6,703
Helen of Troy Ltd. (a)	2,513	75,943
Hooker Furniture Corp.	872	11,894
Hovnanian Enterprises, Inc. Class A (a)(d)	7,788	33,488
iRobot Corp. (a)	2,137	38,402
KB Home (d)	6,116	97,734
La-Z-Boy, Inc. (a)	4,099	66,486
Libbey, Inc. (a)	1,673	30,030
Lifetime Brands, Inc.	666	7,393
M.D.C. Holdings, Inc.	3,027	115,752
M/I Homes, Inc. (a)	1,717	38,203
Meritage Homes Corp. (a)	2,424	89,640
NACCO Industries, Inc. Class A	433	21,927
Ryland Group, Inc.	3,537	119,798
Sealy Corp., Inc. (a)(d)	3,543	7,901
Skullcandy, Inc. (a)(d)	1,245	15,077
Standard Pacific Corp. (a)	9,190	63,411
Universal Electronics, Inc. (a)	1,124	19,288
Zagg, Inc. (a)	1,960	14,073
		1,077,502
Internet & Catalog Retail - 0.4%
1-800-FLOWERS.com, Inc. Class A (a)	2,271	8,244
Blue Nile, Inc. (a)	955	36,070
CafePress, Inc.	389	2,307
Geeknet, Inc. (a)	403	7,323
HSN, Inc.	3,006	156,372
Kayak Software Corp.	251	8,316
NutriSystem, Inc.	2,329	22,428
Orbitz Worldwide, Inc. (a)	1,766	4,362
Overstock.com, Inc. (a)	940	14,175
PetMed Express, Inc.	1,617	17,625
Shutterfly, Inc. (a)	2,844	86,059
U.S. Auto Parts Network, Inc. (a)	1,460	4,365
Vitacost.com, Inc. (a)	1,698	10,867
		378,513
Leisure Equipment & Products - 0.5%
Arctic Cat, Inc. (a)	968	35,109
Black Diamond, Inc. (a)	1,702	16,169
Brunswick Corp.	7,078	166,970
Callaway Golf Co.	5,049	27,568
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
JAKKS Pacific, Inc.	1,713	$ 22,115
Johnson Outdoors, Inc. Class A (a)	474	9,248
Leapfrog Enterprises, Inc. Class A (a)	3,866	34,175
Marine Products Corp.	911	5,402
Smith & Wesson Holding Corp. (a)	5,205	49,968
Steinway Musical Instruments, Inc. (a)	577	13,929
Sturm, Ruger & Co., Inc. (d)	1,518	71,695
		452,348
Media - 1.2%
Arbitron, Inc.	2,097	76,247
Beasley Broadcast Group, Inc. Class A (a)	209	1,016
Belo Corp. Series A	7,469	55,868
Carmike Cinemas, Inc. (a)	1,381	18,809
Central European Media Enterprises Ltd. Class A (a)(d)	2,803	15,024
Crown Media Holdings, Inc. Class A (a)	2,329	4,052
Cumulus Media, Inc. Class A (a)	5,044	12,408
Daily Journal Corp. (a)	70	6,616
DialGlobal, Inc. (a)	47	115
Digital Generation, Inc. (a)	2,244	20,869
E.W. Scripps Co. Class A (a)	2,395	25,411
Entercom Communications Corp. Class A (a)	1,894	12,330
Entravision Communication Corp. Class A	3,217	4,343
Fisher Communications, Inc.	739	18,652
Global Sources Ltd. (a)	1,658	9,484
Harte-Hanks, Inc.	3,646	20,308
Journal Communications, Inc. Class A (a)	3,331	18,687
LIN TV Corp. Class A (a)	2,393	13,425
Lions Gate Entertainment Corp. (a)	6,738	112,390
Live Nation Entertainment, Inc. (a)	11,125	101,794
Martha Stewart Living Omnimedia, Inc. Class A	2,576	7,445
MDC Partners, Inc. Class A (sub. vtg.)	2,067	23,378
Meredith Corp.	2,873	96,159
National CineMedia, Inc.	4,464	69,013
Nexstar Broadcasting Group, Inc. Class A (a)	820	8,913
Outdoor Channel Holdings, Inc.	1,328	9,641
ReachLocal, Inc. (a)	838	10,341
Reading International, Inc. Class A (a)	1,445	8,742
Rentrak Corp. (a)	724	12,301
Saga Communications, Inc. Class A	298	12,641
Salem Communications Corp. Class A	757	4,512
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Scholastic Corp.	2,058	$ 67,893
Sinclair Broadcast Group, Inc. Class A	4,013	50,564
The McClatchy Co. Class A (a)	4,301	12,258
The New York Times Co. Class A (a)	10,858	88,818
Valassis Communications, Inc. (a)	3,151	81,989
Value Line, Inc.	12	120
World Wrestling Entertainment, Inc. Class A	2,105	17,029
		1,129,605
Multiline Retail - 0.2%
Fred's, Inc. Class A	2,825	38,279
Gordmans Stores, Inc. (a)	643	9,684
Saks, Inc. (a)	8,720	89,642
The Bon-Ton Stores, Inc.	1,042	12,796
Tuesday Morning Corp. (a)	3,147	18,788
		169,189
Specialty Retail - 3.6%
Aeropostale, Inc. (a)	6,445	77,018
America's Car Mart, Inc. (a)	629	26,330
ANN, Inc. (a)	3,868	135,999
Asbury Automotive Group, Inc. (a)	2,215	70,260
Barnes & Noble, Inc. (a)	2,179	36,694
bebe Stores, Inc.	3,055	12,373
Big 5 Sporting Goods Corp.	1,334	11,913
Body Central Corp. (a)	1,209	12,078
Brown Shoe Co., Inc.	3,425	54,047
Cabela's, Inc. Class A (a)	3,700	165,797
Casual Male Retail Group, Inc. (a)	3,160	12,198
Citi Trends, Inc. (a)	1,219	14,969
Conn's, Inc. (a)	1,266	32,068
Destination Maternity Corp.	1,097	20,799
Express, Inc. (a)	7,098	79,001
Finish Line, Inc. Class A	4,020	83,636
Five Below, Inc.	846	28,036
Francescas Holdings Corp. (a)	2,762	81,562
Genesco, Inc. (a)	1,947	111,563
Group 1 Automotive, Inc.	1,819	112,796
Haverty Furniture Companies, Inc.	1,578	23,686
hhgregg, Inc. (a)	1,309	7,906
Hibbett Sports, Inc. (a)	2,092	112,947
Hot Topic, Inc.	3,263	28,062
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Jos. A. Bank Clothiers, Inc. (a)	2,210	$ 103,406
Kirkland's, Inc. (a)	1,109	10,635
Lithia Motors, Inc. Class A (sub. vtg.)	1,725	58,995
Lumber Liquidators Holdings, Inc. (a)	2,183	121,855
MarineMax, Inc. (a)	1,529	12,584
Mattress Firm Holding Corp.	860	27,529
Monro Muffler Brake, Inc.	2,452	83,172
New York & Co., Inc. (a)	2,314	7,798
Office Depot, Inc. (a)	22,657	56,189
OfficeMax, Inc.	6,950	51,083
Orchard Supply Hardware Stores Corp. Class A	77	956
Penske Automotive Group, Inc.	3,368	103,061
Perfumania Holdings, Inc. (a)	427	2,430
Pier 1 Imports, Inc.	7,699	157,060
RadioShack Corp. (d)	7,406	16,589
Rent-A-Center, Inc.	4,705	156,818
rue21, Inc. (a)	1,183	35,620
Select Comfort Corp. (a)	4,502	125,291
Shoe Carnival, Inc.	1,111	25,975
Sonic Automotive, Inc. Class A (sub. vtg.)	3,119	60,509
Stage Stores, Inc.	2,368	58,016
Stein Mart, Inc. (a)	2,097	16,482
Systemax, Inc. (a)	915	10,010
Teavana Holdings, Inc. (a)	619	6,530
The Buckle, Inc.	2,200	99,374
The Cato Corp. Class A (sub. vtg.)	2,180	61,868
The Children's Place Retail Stores, Inc. (a)	1,922	112,302
The Men's Wearhouse, Inc.	4,038	132,406
The Pep Boys - Manny, Moe & Jack	4,242	42,378
Tilly's, Inc. (a)	692	11,169
Vitamin Shoppe, Inc. (a)	2,336	133,713
West Marine, Inc. (a)	1,223	12,646
Wet Seal, Inc. Class A (a)	7,468	21,358
Winmark Corp.	194	10,336
Zumiez, Inc. (a)	1,743	44,115
		3,341,996
Textiles, Apparel & Luxury Goods - 1.5%
Cherokee, Inc.	709	10,217
Columbia Sportswear Co.	954	53,806
Crocs, Inc. (a)	7,175	90,405
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Culp, Inc.	609	$ 7,698
Delta Apparel, Inc. (a)	624	9,447
Fifth & Pacific Companies, Inc. (a)	8,632	94,779
G-III Apparel Group Ltd. (a)	1,324	48,935
Iconix Brand Group, Inc. (a)	5,639	104,378
K-Swiss, Inc. Class A (a)	1,736	3,958
Maidenform Brands, Inc. (a)	1,807	33,809
Movado Group, Inc.	1,404	44,493
Oxford Industries, Inc.	1,115	61,860
Perry Ellis International, Inc. (a)	874	18,039
Quiksilver, Inc. (a)	10,071	32,227
R.G. Barry Corp.	742	11,308
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	3,009	49,949
Steven Madden Ltd. (a)	3,119	133,867
The Jones Group, Inc.	6,550	77,356
True Religion Apparel, Inc.	2,047	52,506
Tumi Holdings, Inc.	1,736	38,886
Unifi, Inc. (a)	1,055	14,802
Vera Bradley, Inc. (a)(d)	1,559	46,474
Warnaco Group, Inc. (a)	3,222	227,409
Wolverine World Wide, Inc.	3,858	161,534
		1,428,142
TOTAL CONSUMER DISCRETIONARY		12,923,830
CONSUMER STAPLES - 3.6%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)	603	64,871
Central European Distribution Corp. (a)	5,380	13,880
Coca-Cola Bottling Co. CONSOLIDATED	358	24,609
Craft Brew Alliance, Inc. (a)	756	5,730
National Beverage Corp. (a)	895	13,309
		122,399
Food & Staples Retailing - 1.1%
Andersons, Inc.	1,439	56,524
Arden Group, Inc. Class A	79	7,778
Casey's General Stores, Inc.	3,018	155,578
Chefs' Warehouse Holdings (a)	827	12,769
Harris Teeter Supermarkets, Inc.	3,424	128,229
Ingles Markets, Inc. Class A	1,045	16,929
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Nash-Finch Co.	993	$ 19,095
Natural Grocers by Vitamin Cottage, Inc.	610	12,371
PriceSmart, Inc.	1,444	119,838
Rite Aid Corp. (a)	52,437	60,827
Roundy's, Inc.	1,432	7,504
Spartan Stores, Inc.	1,772	25,446
SUPERVALU, Inc. (d)	16,532	51,415
Susser Holdings Corp. (a)	869	31,232
The Pantry, Inc. (a)	1,903	25,243
United Natural Foods, Inc. (a)	3,837	204,282
Village Super Market, Inc. Class A	685	25,119
Weis Markets, Inc.	915	37,661
		997,840
Food Products - 1.6%
Alico, Inc.	314	9,856
Annie's, Inc.	385	15,208
B&G Foods, Inc. Class A	4,131	125,045
Cal-Maine Foods, Inc.	1,148	49,513
Calavo Growers, Inc.	971	22,925
Chiquita Brands International, Inc. (a)	3,676	26,504
Darling International, Inc. (a)	9,312	153,927
Diamond Foods, Inc. (d)	1,718	31,817
Dole Food Co., Inc. (a)(d)	2,766	34,824
Farmer Brothers Co. (a)	450	4,379
Fresh Del Monte Produce, Inc.	3,030	76,265
Griffin Land & Nurseries, Inc.	180	4,671
Hain Celestial Group, Inc. (a)	2,925	169,065
Inventure Foods, Inc. (a)	949	5,656
J&J Snack Foods Corp.	1,148	65,746
John B. Sanfilippo & Son, Inc. (a)	659	11,084
Lancaster Colony Corp.	1,457	106,040
Lifeway Foods, Inc.	312	2,920
Limoneira Co.	682	15,325
Omega Protein Corp. (a)	1,511	9,837
Pilgrims Pride Corp.	4,936	27,790
Post Holdings, Inc. (a)	2,200	69,410
Sanderson Farms, Inc.	1,824	82,609
Seneca Foods Corp. Class A (a)	758	21,667
Smart Balance, Inc. (a)	4,733	56,323
Snyders-Lance, Inc.	3,509	88,918
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Tootsie Roll Industries, Inc.	1,868	$ 49,782
TreeHouse Foods, Inc. (a)	2,848	152,510
Westway Group, Inc.	1,149	7,250
		1,496,866
Household Products - 0.2%
Central Garden & Pet Co. Class A (non-vtg.) (a)	2,970	33,472
Harbinger Group, Inc. (a)	3,204	28,035
Oil-Dri Corp. of America	351	7,862
Orchids Paper Products Co.	398	7,638
Spectrum Brands Holdings, Inc.	1,822	82,883
WD-40 Co.	1,271	60,830
		220,720
Personal Products - 0.4%
Elizabeth Arden, Inc. (a)	1,998	94,266
Inter Parfums, Inc.	1,316	24,030
MediFast, Inc. (a)	1,060	27,051
Nature's Sunshine Products, Inc.	931	16,004
Nutraceutical International Corp. (a)	755	11,974
Prestige Brands Holdings, Inc. (a)	3,892	67,682
Revlon, Inc. (a)	880	13,552
Schiff Nutrition International, Inc. (a)	1,045	35,363
Synutra International, Inc. (a)	1,268	5,313
The Female Health Co.	1,572	11,004
USANA Health Sciences, Inc. (a)	487	21,009
		327,248
Tobacco - 0.2%
Alliance One International, Inc. (a)	7,192	21,864
Star Scientific, Inc. (a)(d)	11,181	33,878
Universal Corp.	1,844	91,389
Vector Group Ltd.	4,417	72,704
		219,835
TOTAL CONSUMER STAPLES		3,384,908
ENERGY - 5.9%
Energy Equipment & Services - 1.9%
Basic Energy Services, Inc. (a)	2,357	24,489
Bolt Technology Corp.	755	10,872
Bristow Group, Inc.	2,841	141,823
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
C&J Energy Services, Inc. (a)	3,542	$ 68,644
Cal Dive International, Inc. (a)	6,904	8,699
Dawson Geophysical Co. (a)	603	14,406
Dril-Quip, Inc. (a)	3,190	220,939
Exterran Holdings, Inc. (a)	5,140	102,697
Forbes Energy Services Ltd. (a)	1,096	3,135
Forum Energy Technologies, Inc.	1,696	37,838
Geospace Technologies Corp. (a)	1,012	65,507
Global Geophysical Services, Inc. (a)	1,612	7,447
Gulf Island Fabrication, Inc.	1,160	27,527
Gulfmark Offshore, Inc. Class A (a)	2,135	69,003
Heckmann Corp. (a)(d)	10,319	36,117
Helix Energy Solutions Group, Inc. (a)	8,273	143,040
Hercules Offshore, Inc. (a)	12,579	59,876
Hornbeck Offshore Services, Inc. (a)	2,815	97,512
ION Geophysical Corp. (a)	10,485	67,733
Key Energy Services, Inc. (a)	11,993	78,434
Lufkin Industries, Inc.	2,667	133,377
Matrix Service Co. (a)	2,120	22,239
Mitcham Industries, Inc. (a)	1,003	13,591
Natural Gas Services Group, Inc. (a)	983	15,590
Newpark Resources, Inc. (a)	6,992	47,476
Parker Drilling Co. (a)	9,278	40,174
PHI, Inc. (non-vtg.) (a)	1,027	32,135
Pioneer Energy Services Corp. (a)	5,080	33,528
RigNet, Inc. (a)	954	17,716
Tesco Corp. (a)	2,384	21,003
TETRA Technologies, Inc. (a)	6,013	32,170
TGC Industries, Inc.	1,204	8,861
Union Drilling, Inc. (a)	979	6,354
Vantage Drilling Co. (a)	14,783	27,201
Willbros Group, Inc. (a)	3,032	15,494
		1,752,647
Oil, Gas & Consumable Fuels - 4.0%
Abraxas Petroleum Corp. (a)	6,150	12,731
Adams Resources & Energy, Inc.	160	4,867
Alon USA Energy, Inc.	744	9,769
Amyris, Inc. (a)(d)	2,517	6,469
APCO Oil and Gas International, Inc.	647	8,223
Approach Resources, Inc. (a)	2,645	65,146
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Arch Coal, Inc.	16,848	$ 134,110
Berry Petroleum Co. Class A	4,106	158,122
Bill Barrett Corp. (a)	3,824	87,608
Bonanza Creek Energy, Inc.	784	19,420
BPZ Energy, Inc. (a)(d)	8,507	24,500
Callon Petroleum Co. (a)	3,048	17,435
Carrizo Oil & Gas, Inc. (a)	3,143	84,295
Ceres, Inc.	421	2,219
Clayton Williams Energy, Inc. (a)	481	20,370
Clean Energy Fuels Corp. (a)(d)	5,257	60,193
Cloud Peak Energy, Inc. (a)	4,845	102,230
Comstock Resources, Inc. (a)	3,825	65,484
Contango Oil & Gas Co. (a)	1,015	49,897
Crimson Exploration, Inc. (a)	2,026	7,334
Crosstex Energy, Inc.	3,287	44,966
CVR Energy, Inc. (a)	1,290	47,408
Delek US Holdings, Inc.	1,315	33,861
Emerald Oil, Inc. (a)	1,117	6,032
Endeavour International Corp. (a)(d)	3,629	26,347
Energy XXI (Bermuda) Ltd.	6,200	205,220
EPL Oil & Gas, Inc. (a)	2,205	47,716
Evolution Petroleum Corp. (a)	1,226	10,053
Forest Oil Corp. (a)	9,366	70,994
Frontline Ltd. (NY Shares) (a)(d)	4,346	13,777
FX Energy, Inc. (a)	4,083	19,721
GasLog Ltd.	1,768	20,403
Gastar Exploration Ltd. (a)	3,875	4,340
Gevo, Inc. (a)	2,108	4,258
Goodrich Petroleum Corp. (a)	2,042	25,178
Green Plains Renewable Energy, Inc. (a)	2,034	15,723
Gulfport Energy Corp. (a)	4,419	146,622
Halcon Resources Corp. (a)	8,934	57,803
Hallador Energy Co.	540	5,292
Harvest Natural Resources, Inc. (a)	2,924	25,527
Isramco, Inc. (a)	84	8,461
KiOR, Inc. Class A (a)(d)	2,143	14,144
Knightsbridge Tankers Ltd.	2,062	13,135
Kodiak Oil & Gas Corp. (a)	20,915	193,255
Magnum Hunter Resources Corp. (d)	11,439	43,697
Matador Resources Co.	1,072	9,466
McMoRan Exploration Co. (a)(d)	8,066	96,227
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Midstates Petroleum Co., Inc.	1,760	$ 10,859
Miller Energy Resources, Inc. (a)	2,239	10,120
Nordic American Tanker Shipping Ltd. (d)	4,090	34,356
Northern Oil & Gas, Inc. (a)	5,055	76,634
Oasis Petroleum, Inc. (a)	6,349	186,470
Overseas Shipholding Group, Inc. (d)	1,725	1,932
Panhandle Royalty Co. Class A	597	16,167
PDC Energy, Inc. (a)	2,380	72,043
Penn Virginia Corp.	4,474	20,222
Petroquest Energy, Inc. (a)	4,351	26,541
Quicksilver Resources, Inc. (a)	9,355	36,204
Renewable Energy Group, Inc.	381	1,878
Rentech, Inc. (a)	18,225	47,021
Resolute Energy Corp. (a)	3,698	32,838
Rex American Resources Corp. (a)	477	8,400
Rex Energy Corp. (a)	3,445	45,612
Rosetta Resources, Inc. (a)	4,202	193,460
Sanchez Energy Corp.	864	15,604
Saratoga Resources, Inc. (a)	1,611	7,991
Scorpio Tankers, Inc. (a)	2,815	15,342
SemGroup Corp. Class A (a)	3,310	127,898
Ship Finance International Ltd. (NY Shares) (d)	3,857	59,321
Solazyme, Inc. (a)	2,557	20,712
Stone Energy Corp. (a)	3,977	93,817
Swift Energy Co. (a)	3,413	57,031
Synergy Resources Corp. (a)	2,985	12,686
Targa Resources Corp.	2,292	116,732
Teekay Tankers Ltd. (d)	5,377	18,497
Triangle Petroleum Corp. (a)	3,470	22,173
Uranerz Energy Corp. (a)(d)	4,630	7,686
Uranium Energy Corp. (a)(d)	6,382	15,062
VAALCO Energy, Inc. (a)	4,482	36,618
W&T Offshore, Inc.	2,692	45,629
Warren Resources, Inc. (a)	5,660	16,131
Western Refining, Inc.	4,544	113,009
Westmoreland Coal Co. (a)	929	9,550
ZaZa Energy Corp. (a)	1,802	2,613
		3,784,907
TOTAL ENERGY		5,537,554
Common Stocks - continued
	Shares	Value
FINANCIALS - 22.0%
Capital Markets - 2.3%
Apollo Investment Corp.	16,084	$ 127,868
Arlington Asset Investment Corp.	878	19,536
Artio Global Investors, Inc. Class A	2,134	5,079
BGC Partners, Inc. Class A	7,642	35,765
BlackRock Kelso Capital Corp.	5,855	58,609
Calamos Asset Management, Inc. Class A	1,673	18,068
Capital Southwest Corp.	238	25,645
CIFI Corp. (a)	494	3,335
Cohen & Steers, Inc.	1,471	41,173
Cowen Group, Inc. Class A (a)	6,869	17,447
Diamond Hill Investment Group, Inc.	225	17,321
Duff & Phelps Corp. Class A	2,403	29,869
Epoch Holding Corp.	1,238	27,137
Evercore Partners, Inc. Class A	2,270	63,333
FBR Capital Markets Corp. (a)	2,816	8,392
Fifth Street Finance Corp.	7,312	79,774
Financial Engines, Inc. (a)	3,681	88,381
FXCM, Inc. Class A	1,762	15,858
GAMCO Investors, Inc. Class A	520	25,480
GFI Group, Inc.	5,554	17,551
Gladstone Capital Corp.	1,755	15,620
Gladstone Investment Corp.	2,197	16,258
Greenhill & Co., Inc.	2,308	110,138
GSV Capital Corp. (a)	1,634	12,729
Harris & Harris Group, Inc. (a)	2,807	9,628
Hercules Technology Growth Capital, Inc.	4,205	45,414
HFF, Inc. (a)	2,522	35,131
ICG Group, Inc. (a)	2,984	31,272
INTL FCStone, Inc. (a)	1,035	19,179
Investment Technology Group, Inc. (a)	3,125	26,375
JMP Group, Inc.	1,578	8,742
KBW, Inc.	2,763	44,899
KCAP Financial, Inc.	1,807	16,389
Knight Capital Group, Inc. Class A (a)	14,025	36,886
Ladenburg Thalmann Financial Services, Inc. (a)	8,045	10,459
Main Street Capital Corp.	2,237	67,177
Manning & Napier, Inc.	1,164	15,144
MCG Capital Corp.	6,178	28,789
Medallion Financial Corp.	1,398	17,489
Medley Capital Corp.	1,852	26,669
MVC Capital, Inc.	1,766	21,828
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
NGP Capital Resources Co.	1,653	$ 12,116
Oppenheimer Holdings, Inc. Class A (non-vtg.)	809	13,171
PennantPark Investment Corp.	5,140	56,540
Piper Jaffray Companies (a)	1,170	31,415
Prospect Capital Corp.	11,701	138,540
Pzena Investment Management, Inc.	885	4,991
Safeguard Scientifics, Inc. (a)	1,665	26,390
Stifel Financial Corp. (a)	4,199	133,108
SWS Group, Inc. (a)	2,282	12,985
TCP Capital Corp.	414	6,347
THL Credit, Inc.	1,197	17,081
TICC Capital Corp.	3,187	33,081
Triangle Capital Corp.	2,194	57,110
Virtus Investment Partners, Inc. (a)	482	46,272
Walter Investment Management Corp.	2,829	136,726
Westwood Holdings Group, Inc.	503	19,526
WisdomTree Investments, Inc. (a)	4,475	28,685
		2,115,920
Commercial Banks - 6.5%
1st Source Corp.	1,150	25,542
1st United Bancorp, Inc. (a)	2,355	14,154
Access National Corp.	487	6,424
Alliance Financial Corp.	377	17,071
American National Bankshares, Inc.	590	12,384
Ameris Bancorp (a)	1,840	19,633
Ames National Corp.	616	12,184
Arrow Financial Corp.	860	20,984
BancFirst Corp.	500	21,980
Banco Latinoamericano de Exporaciones SA (BLADEX) Series E	2,240	50,400
Bancorp, Inc., Delaware (a)	2,324	26,424
BancorpSouth, Inc.	7,449	105,403
Bank of Kentucky Financial Corp.	490	12,319
Bank of Marin Bancorp	418	15,604
Bank of the Ozarks, Inc.	2,310	75,629
Banner Bank	1,485	43,050
Bar Harbor Bankshares	334	11,844
BBCN Bancorp, Inc.	6,161	73,501
Berkshire Bancorp, Inc. (a)	148	1,231
Boston Private Financial Holdings, Inc.	6,230	57,441
Bridge Bancorp, Inc.	636	12,720
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Bridge Capital Holdings (a)	792	$ 11,840
Bryn Mawr Bank Corp.	949	21,485
BSB Bancorp, Inc.	723	9,319
C & F Financial Corp.	232	9,106
Camden National Corp.	592	20,661
Capital City Bank Group, Inc. (a)	1,046	10,617
Cardinal Financial Corp.	2,315	36,971
Cascade Bancorp (a)	318	1,584
Cathay General Bancorp	6,261	110,757
Center Bancorp, Inc.	1,009	11,493
Centerstate Banks of Florida, Inc.	2,487	21,562
Central Pacific Financial Corp. (a)	1,641	23,581
Century Bancorp, Inc. Class A (non-vtg.)	293	9,584
Chemical Financial Corp.	2,171	51,062
Citizens & Northern Corp.	927	17,214
Citizens Republic Bancorp, Inc. (a)	3,163	57,377
City Holding Co.	1,153	40,493
CNB Financial Corp., Pennsylvania	991	17,025
CoBiz, Inc.	2,640	18,823
Columbia Banking Systems, Inc.	3,130	55,432
Community Bank System, Inc.	3,052	84,205
Community Trust Bancorp, Inc.	1,135	38,499
Crescent Financial Bancshares, Inc. (a)	208	901
CVB Financial Corp.	6,986	75,589
Eagle Bancorp, Inc., Maryland (a)	1,426	29,746
Enterprise Bancorp, Inc.	446	7,613
Enterprise Financial Services Corp.	1,372	19,208
Farmers National Banc Corp.	1,418	8,777
Fidelity Southern Corp.	679	6,647
Financial Institutions, Inc.	1,061	20,201
First Bancorp, North Carolina	1,146	11,976
First Bancorp, Puerto Rico (a)	5,668	24,032
First Busey Corp.	6,072	28,660
First California Financial Group, Inc. (a)	1,745	11,779
First Commonwealth Financial Corp.	8,369	54,817
First Community Bancshares, Inc.	1,335	19,998
First Connecticut Bancorp, Inc.	1,492	20,425
First Financial Bancorp, Ohio	4,624	72,597
First Financial Bankshares, Inc.	2,498	90,503
First Financial Corp., Indiana	842	25,757
First Interstate Bancsystem, Inc.	1,299	19,524
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Merchants Corp.	2,200	$ 32,362
First Midwest Bancorp, Inc., Delaware	5,900	72,983
First of Long Island Corp.	581	17,424
FirstMerit Corp.	8,695	120,513
FNB Corp., Pennsylvania	11,152	119,661
FNB United Corp. (a)	779	9,325
German American Bancorp, Inc.	1,037	23,384
Glacier Bancorp, Inc.	5,665	82,143
Great Southern Bancorp, Inc.	824	23,377
Guaranty Bancorp (a)	6,611	12,098
Hampton Roads Bankshares, Inc. (a)	188	227
Hancock Holding Co.	6,037	190,709
Hanmi Financial Corp. (a)	2,450	30,405
Heartland Financial USA, Inc.	1,173	33,665
Heritage Commerce Corp. (a)	1,793	11,816
Heritage Financial Corp., Washington	1,252	17,315
Heritage Oaks Bancorp (a)	1,737	9,449
Home Bancshares, Inc.	1,746	60,481
HomeTrust Bancshares, Inc.	1,682	22,959
Horizon Bancorp Industries	317	9,193
Hudson Valley Holding Corp.	1,292	20,814
IBERIABANK Corp.	2,325	115,762
Independent Bank Corp., Massachusetts	1,716	50,639
International Bancshares Corp.	4,248	77,101
Investors Bancorp, Inc.	3,436	61,814
Lakeland Bancorp, Inc.	2,402	23,852
Lakeland Financial Corp.	1,314	35,071
MainSource Financial Group, Inc.	1,626	20,358
MB Financial, Inc.	4,324	87,604
Mercantile Bank Corp.	713	11,786
Merchants Bancshares, Inc.	430	12,590
Metro Bancorp, Inc. (a)	1,103	14,317
Metrocorp Bancshares, Inc. (a)	1,207	12,239
Middleburg Financial Corp.	374	6,306
Midsouth Bancorp, Inc.	715	11,083
MidWestOne Financial Group, Inc.	518	10,464
National Bankshares, Inc.	581	18,302
National Penn Bancshares, Inc.	9,762	87,175
NBT Bancorp, Inc.	2,656	56,493
Northrim Bancorp, Inc.	566	12,752
Old National Bancorp, Indiana	8,008	98,258
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
OmniAmerican Bancorp, Inc. (a)	862	$ 19,731
Oriental Financial Group, Inc.	3,280	38,638
Pacific Capital Bancorp NA (a)	341	15,655
Pacific Continental Corp.	1,520	14,121
Pacific Mercantile Bancorp (a)	951	6,819
PacWest Bancorp	2,413	54,293
Park National Corp.	903	60,095
Park Sterling Corp. (a)	3,302	16,510
Peapack-Gladstone Financial Corp.	653	10,115
Penns Woods Bancorp, Inc.	327	13,253
Peoples Bancorp, Inc.	812	17,296
Pinnacle Financial Partners, Inc. (a)	2,675	52,296
Preferred Bank, Los Angeles (a)	935	13,286
PrivateBancorp, Inc.	4,767	77,035
Prosperity Bancshares, Inc.	3,745	156,766
Renasant Corp.	1,965	36,176
Republic Bancorp, Inc., Kentucky Class A	779	16,842
S&T Bancorp, Inc.	2,216	38,935
S.Y. Bancorp, Inc.	951	22,425
Sandy Spring Bancorp, Inc.	1,924	36,787
SCBT Financial Corp.	1,168	46,346
Seacoast Banking Corp., Florida (a)	6,207	9,931
Sierra Bancorp	977	10,991
Simmons First National Corp. Class A	1,384	34,448
Southside Bancshares, Inc.	1,395	28,472
Southwest Bancorp, Inc., Oklahoma (a)	1,548	16,703
State Bank Financial Corp.	2,570	38,987
StellarOne Corp.	1,898	26,041
Sterling Bancorp, New York	2,501	23,885
Sterling Financial Corp.	2,077	44,157
Suffolk Bancorp (a)	742	11,145
Sun Bancorp, Inc., New Jersey (a)	3,410	10,537
Susquehanna Bancshares, Inc.	14,919	154,710
Taylor Capital Group, Inc. (a)	1,324	24,732
Texas Capital Bancshares, Inc. (a)	3,173	150,622
The First Bancorp, Inc.	666	10,976
Tompkins Financial Corp.	893	36,149
TowneBank	2,006	31,233
Trico Bancshares	1,327	22,294
Trustmark Corp.	5,097	119,627
UMB Financial Corp.	2,548	113,462
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Umpqua Holdings Corp.	8,916	$ 107,794
Union/First Market Bankshares Corp.	1,676	26,313
United Bankshares, Inc., West Virginia	4,011	95,582
United Community Banks, Inc., Georgia (a)	3,243	28,214
Univest Corp. of Pennsylvania	1,251	21,167
Virginia Commerce Bancorp, Inc. (a)	2,079	19,044
Washington Banking Co., Oak Harbor	1,343	18,359
Washington Trust Bancorp, Inc.	1,136	30,661
Webster Financial Corp.	5,756	126,632
WesBanco, Inc.	1,865	41,030
West Bancorp., Inc.	1,312	14,314
West Coast Bancorp	1,551	34,153
Westamerica Bancorp.	2,176	96,005
Western Alliance Bancorp. (a)	5,793	59,436
Wilshire Bancorp, Inc. (a)	4,995	32,517
Wintrust Financial Corp.	2,799	103,423
		6,144,797
Consumer Finance - 0.6%
Cash America International, Inc.	2,332	91,158
Credit Acceptance Corp. (a)	628	51,276
DFC Global Corp. (a)	3,490	58,807
EZCORP, Inc. (non-vtg.) Class A (a)	3,806	74,826
First Cash Financial Services, Inc. (a)	2,260	100,932
First Marblehead Corp. (a)	4,637	4,359
Green Dot Corp. Class A (a)	1,977	20,146
Nelnet, Inc. Class A	1,867	45,573
Netspend Holdings, Inc. (a)	2,424	25,961
Nicholas Financial, Inc.	836	10,876
Regional Management Corp.	417	7,289
World Acceptance Corp. (a)	822	54,877
		546,080
Diversified Financial Services - 0.3%
California First National Bancorp	193	3,526
Gain Capital Holdings, Inc.	1,136	5,226
MarketAxess Holdings, Inc.	2,896	90,471
Marlin Business Services Corp.	664	15,000
MicroFinancial, Inc.	543	4,279
NewStar Financial, Inc. (a)	2,123	26,538
PHH Corp. (a)	4,505	93,749
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
PICO Holdings, Inc. (a)	1,810	$ 40,073
Resource America, Inc. Class A	1,005	6,794
		285,656
Insurance - 2.5%
Alterra Capital Holdings Ltd.	6,775	165,513
American Equity Investment Life Holding Co.	4,766	54,857
American Safety Insurance Group Ltd. (a)	749	12,628
Amerisafe, Inc. (a)	1,471	38,614
Amtrust Financial Services, Inc.	2,067	50,021
Argo Group International Holdings, Ltd.	2,056	70,726
Baldwin & Lyons, Inc. Class B	708	17,240
Citizens, Inc. Class A (a)	3,053	31,110
CNO Financial Group, Inc.	16,872	161,634
Crawford & Co. Class B	1,984	10,932
Donegal Group, Inc. Class A	520	6,739
Eastern Insurance Holdings, Inc.	573	9,638
eHealth, Inc. (a)	1,518	32,941
EMC Insurance Group	322	7,206
Employers Holdings, Inc.	2,529	46,154
Enstar Group Ltd. (a)	654	65,400
FBL Financial Group, Inc. Class A	779	26,587
First American Financial Corp.	8,420	191,555
Flagstone Reinsurance Holdings Ltd.	4,130	36,509
Fortegra Financial Corp. (a)	481	4,271
Global Indemnity PLC (a)	797	17,677
Greenlight Capital Re, Ltd. (a)	2,234	57,079
Hallmark Financial Services, Inc. (a)	935	7,134
Hilltop Holdings, Inc. (a)	3,198	43,461
Homeowners Choice, Inc.	614	13,631
Horace Mann Educators Corp.	3,155	60,608
Independence Holding Co.	605	5,288
Infinity Property & Casualty Corp.	911	52,027
Investors Title Co.	107	7,019
Kansas City Life Insurance Co.	348	12,646
Maiden Holdings Ltd.	3,834	32,397
Meadowbrook Insurance Group, Inc.	3,959	22,250
Montpelier Re Holdings Ltd.	3,971	90,817
National Financial Partners Corp. (a)	3,243	59,509
National Interstate Corp.	473	12,274
National Western Life Insurance Co. Class A	178	24,986
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Navigators Group, Inc. (a)	802	$ 42,570
OneBeacon Insurance Group Ltd.	1,864	25,164
Phoenix Companies, Inc. (a)	433	13,051
Platinum Underwriters Holdings Ltd.	2,705	120,102
Presidential Life Corp.	1,718	24,018
Primerica, Inc.	3,714	104,958
RLI Corp.	1,681	114,611
Safety Insurance Group, Inc.	987	45,747
SeaBright Insurance Holdings, Inc.	1,500	16,455
Selective Insurance Group, Inc.	4,343	80,302
State Auto Financial Corp.	1,141	18,416
Stewart Information Services Corp.	1,407	32,811
Symetra Financial Corp.	6,019	71,927
Tower Group, Inc.	2,773	49,969
United Fire Group, Inc.	1,605	38,151
Universal Insurance Holdings, Inc.	1,484	5,862
		2,363,192
Real Estate Investment Trusts - 7.9%
Acadia Realty Trust (SBI)	3,635	93,347
AG Mortgage Investment Trust, Inc.	1,761	42,176
Agree Realty Corp.	855	21,580
Alexanders, Inc.	168	74,585
American Assets Trust, Inc.	2,570	69,827
American Capital Mortgage Investment Corp.	2,878	71,749
American Realty Capital Trust, Inc.	12,503	140,909
AmREIT, Inc.	342	5,571
Anworth Mortgage Asset Corp.	10,900	66,926
Apollo Commercial Real Estate Finance, Inc.	1,718	29,051
Apollo Residential Mortgage, Inc.	1,939	42,988
Ares Commercial Real Estate Corp.	670	11,310
Armour Residential REIT, Inc.	23,514	169,301
Ashford Hospitality Trust, Inc.	4,106	35,271
Associated Estates Realty Corp.	3,949	59,196
Campus Crest Communities, Inc.	3,131	34,723
CapLease, Inc.	5,047	25,891
Capstead Mortgage Corp.	7,820	96,342
Cedar Shopping Centers, Inc.	4,836	25,582
Chatham Lodging Trust	1,137	14,724
Chesapeake Lodging Trust	3,158	59,528
Colonial Properties Trust (SBI)	6,964	150,631
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Colony Financial, Inc.	3,293	$ 65,893
Coresite Realty Corp.	1,648	37,459
Cousins Properties, Inc.	7,211	60,645
Crexus Investment Corp.	5,350	60,188
CubeSmart	9,760	128,051
Cys Investments, Inc.	13,763	184,699
DCT Industrial Trust, Inc.	19,524	125,930
DiamondRock Hospitality Co.	14,969	126,937
DuPont Fabros Technology, Inc.	4,871	104,532
Dynex Capital, Inc.	4,364	43,291
EastGroup Properties, Inc.	2,245	116,875
Education Realty Trust, Inc.	8,981	94,570
Entertainment Properties Trust (SBI)	3,713	165,043
Equity One, Inc.	4,302	89,912
Excel Trust, Inc.	2,747	33,788
FelCor Lodging Trust, Inc. (a)	10,005	44,022
First Industrial Realty Trust, Inc. (a)	7,814	104,317
First Potomac Realty Trust	4,013	47,795
Franklin Street Properties Corp.	5,643	64,387
Getty Realty Corp.	2,068	37,865
Gladstone Commercial Corp.	792	14,597
Glimcher Realty Trust	10,909	116,399
Government Properties Income Trust (d)	3,344	74,203
Gramercy Capital Corp. (a)	3,611	10,508
Gyrodyne Co. of America, Inc. (a)	103	10,998
Healthcare Realty Trust, Inc.	6,803	159,802
Hersha Hospitality Trust	13,760	62,883
Highwoods Properties, Inc. (SBI)	5,803	187,147
Hudson Pacific Properties, Inc.	2,793	52,983
Inland Real Estate Corp.	6,172	50,425
Invesco Mortgage Capital, Inc.	9,134	195,742
Investors Real Estate Trust	7,160	60,287
iStar Financial, Inc. (a)	6,560	57,269
Kite Realty Group Trust	5,295	28,964
LaSalle Hotel Properties (SBI)	6,792	162,600
Lexington Corporate Properties Trust	10,393	98,630
LTC Properties, Inc.	2,414	79,686
Medical Properties Trust, Inc.	10,713	122,985
Mission West Properties, Inc.	1,496	12,387
Monmouth Real Estate Investment Corp. Class A	3,188	35,387
National Health Investors, Inc.	1,936	103,402
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
New York Mortgage Trust, Inc.	3,984	$ 27,290
NorthStar Realty Finance Corp.	10,632	69,852
Omega Healthcare Investors, Inc.	8,368	191,962
One Liberty Properties, Inc.	928	17,530
Parkway Properties, Inc.	1,183	16,290
Pebblebrook Hotel Trust	4,475	94,960
Pennsylvania Real Estate Investment Trust (SBI)	4,354	71,972
PennyMac Mortgage Investment Trust	4,662	118,601
Potlatch Corp.	3,193	122,867
PS Business Parks, Inc.	1,452	93,117
RAIT Financial Trust	4,119	22,984
Ramco-Gershenson Properties Trust (SBI)	3,670	47,563
Redwood Trust, Inc.	6,302	98,248
Resource Capital Corp.	7,994	46,845
Retail Opportunity Investments Corp. (d)	3,935	49,817
RLJ Lodging Trust	8,455	150,668
Rouse Properties, Inc.	1,795	27,033
Sabra Health Care REIT, Inc.	2,947	65,482
Saul Centers, Inc.	607	26,265
Select Income (REIT)	708	17,495
Sovran Self Storage, Inc.	2,281	131,842
Stag Industrial, Inc.	2,512	43,508
Starwood Property Trust, Inc.	10,540	241,577
Strategic Hotel & Resorts, Inc. (a)	14,428	79,210
Summit Hotel Properties, Inc.	3,480	28,745
Sun Communities, Inc.	2,354	98,821
Sunstone Hotel Investors, Inc. (a)	10,867	107,366
Terreno Realty Corp.	1,121	17,106
Two Harbors Investment Corp.	22,066	263,247
UMH Properties, Inc.	1,039	10,920
Universal Health Realty Income Trust (SBI)	955	47,215
Urstadt Biddle Properties, Inc. Class A	1,977	37,444
Washington (REIT) (SBI)	5,243	134,798
Western Asset Mortgage Capital Corp.	1,482	31,789
Whitestone REIT Class B	993	13,376
Winthrop Realty Trust	2,383	26,070
		7,464,566
Real Estate Management & Development - 0.2%
AV Homes, Inc. (a)	804	11,819
Consolidated-Tomoka Land Co.	332	10,896
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Forestar Group, Inc. (a)	2,784	$ 44,572
Kennedy-Wilson Holdings, Inc.	3,440	48,848
Tejon Ranch Co. (a)	1,084	32,455
Thomas Properties Group, Inc.	2,426	12,955
Zillow, Inc. (a)	246	9,191
		170,736
Thrifts & Mortgage Finance - 1.7%
Astoria Financial Corp.	6,910	69,307
Bank Mutual Corp.	3,570	16,101
BankFinancial Corp.	1,587	12,744
Beneficial Mutual Bancorp, Inc. (a)	2,711	25,700
Berkshire Hills Bancorp, Inc.	1,958	45,974
BofI Holding, Inc. (a)	866	24,352
Brookline Bancorp, Inc., Delaware	5,498	46,623
Cape Bancorp, Inc. (a)	817	7,239
Charter Financial Corp., Georgia	402	3,928
Clifton Savings Bancorp, Inc.	625	6,913
Dime Community Bancshares, Inc.	2,553	37,019
Doral Financial Corp. (a)	9,167	8,708
ESB Financial Corp.	834	11,251
ESSA Bancorp, Inc.	615	6,199
EverBank Financial Corp.	1,781	27,142
Farmer Mac Class C (non-vtg.)	765	21,550
First Defiance Financial Corp.	764	13,523
First Federal Bancshares of Arkansas, Inc. (a)	163	1,638
First Financial Holdings, Inc.	1,322	18,640
First Financial Northwest, Inc. (a)	1,294	10,223
First PacTrust Bancorp, Inc.	907	10,666
Flushing Financial Corp.	2,465	38,331
Fox Chase Bancorp, Inc.	1,002	15,591
Franklin Financial Corp./VA (a)	1,101	18,970
Heritage Financial Group, Inc.	728	9,741
Hingham Institution for Savings	86	5,844
Home Bancorp, Inc. (a)	591	11,176
Home Federal Bancorp, Inc.	1,239	14,149
Home Loan Servicing Solutions Ltd.	2,264	43,922
HomeStreet, Inc.	339	15,180
Kaiser Federal Financial Group, Inc.	755	11,650
Kearny Financial Corp.	1,234	11,661
Meridian Interstate Bancorp, Inc. (a)	692	11,688
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
MGIC Investment Corp. (a)	14,705	$ 25,293
NASB Financial, Inc. (a)	308	7,053
Nationstar Mortgage Holdings, Inc.	1,522	54,990
Northfield Bancorp, Inc.	1,175	19,082
Northwest Bancshares, Inc.	7,713	91,785
OceanFirst Financial Corp.	1,218	16,979
Ocwen Financial Corp. (a)	8,509	328,154
Oritani Financial Corp.	3,646	55,711
Peoples Federal Bancshares, Inc.	403	6,871
Provident Financial Holdings, Inc.	745	11,004
Provident Financial Services, Inc.	4,762	71,430
Provident New York Bancorp	3,068	28,011
Radian Group, Inc. (d)	10,588	49,658
Rockville Financial, Inc.	2,275	30,235
Roma Financial Corp.	561	4,942
SI Financial Group, Inc.	732	8,052
Territorial Bancorp, Inc.	858	19,391
Tree.com, Inc. (a)	434	6,271
Trustco Bank Corp., New York	7,522	41,973
United Financial Bancorp, Inc.	1,155	17,752
ViewPoint Financial Group	2,613	54,350
Walker & Dunlop, Inc. (a)	861	14,301
Waterstone Financial, Inc. (a)	530	2,862
Westfield Financial, Inc.	2,014	14,682
WSFS Financial Corp.	579	24,524
		1,638,699
TOTAL FINANCIALS		20,729,646
HEALTH CARE - 12.3%
Biotechnology - 3.6%
Achillion Pharmaceuticals, Inc. (a)	4,720	44,557
Acorda Therapeutics, Inc. (a)	3,175	76,041
Aegerion Pharmaceuticals, Inc. (a)	1,945	43,724
Affymax, Inc. (a)	2,864	65,271
Agenus, Inc. (a)	2,024	9,047
Alkermes PLC (a)	9,697	179,685
Allos Therapeutics, Inc. rights	4,656	0
Alnylam Pharmaceuticals, Inc. (a)	3,684	59,570
AMAG Pharmaceuticals, Inc. (a)	1,709	26,455
Amicus Therapeutics, Inc. (a)	2,294	11,631
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Anacor Pharmaceuticals, Inc. (a)	1,387	$ 7,975
Arena Pharmaceuticals, Inc. (a)(d)	17,201	136,060
ArQule, Inc. (a)	4,292	10,773
Array Biopharma, Inc. (a)	6,853	28,371
Astex Pharmaceuticals, Inc. (a)	7,750	18,445
AVEO Pharmaceuticals, Inc. (a)	3,023	23,065
BioCryst Pharmaceuticals, Inc. (a)	3,986	11,599
Biospecifics Technologies Corp. (a)	480	7,680
BioTime, Inc. (a)	2,563	9,765
Celldex Therapeutics, Inc. (a)	4,535	24,988
Cepheid, Inc. (a)	5,207	157,824
ChemoCentryx, Inc.	392	4,426
Clovis Oncology, Inc.	1,120	24,158
Codexis, Inc. (a)	1,843	4,792
Coronado Biosciences, Inc. (a)	1,496	7,929
Cubist Pharmaceuticals, Inc. (a)	5,000	214,500
Curis, Inc. (a)	6,365	24,251
Cytori Therapeutics, Inc. (a)	4,284	15,808
Dendreon Corp. (a)(d)	12,292	46,710
Discovery Laboratories, Inc. (a)	3,629	8,746
Durata Therapeutics, Inc.	650	5,174
DUSA Pharmaceuticals, Inc. (a)	1,812	12,430
Dyax Corp. (a)	7,477	22,431
Dynavax Technologies Corp. (a)	13,825	57,236
Emergent BioSolutions, Inc. (a)	1,974	26,234
Enzon Pharmaceuticals, Inc. (a)	3,199	21,017
Exact Sciences Corp. (a)	5,059	47,858
Exelixis, Inc. (a)(d)	14,559	69,155
Genomic Health, Inc. (a)	1,289	40,281
Geron Corp. (a)	10,184	13,545
GTx, Inc. (a)	2,277	9,131
Halozyme Therapeutics, Inc. (a)	7,172	37,940
Hyperion Therapeutics, Inc.	286	3,172
Idenix Pharmaceuticals, Inc. (a)	6,979	24,845
ImmunoCellular Therapeutics Ltd. (a)	4,498	8,051
ImmunoGen, Inc. (a)	6,626	73,416
Immunomedics, Inc. (a)	5,050	16,716
Infinity Pharmaceuticals, Inc. (a)	1,928	43,168
InterMune, Inc. (a)	5,197	41,316
Ironwood Pharmaceuticals, Inc. Class A (a)	5,976	69,501
Isis Pharmaceuticals, Inc. (a)(d)	7,953	68,793
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Keryx Biopharmaceuticals, Inc. (a)	5,631	$ 14,021
Lexicon Pharmaceuticals, Inc. (a)	16,932	35,049
Ligand Pharmaceuticals, Inc. Class B (a)	1,415	21,819
MannKind Corp. (a)	9,442	17,845
Maxygen, Inc.	1,559	3,804
Merrimack Pharmaceuticals, Inc.	1,158	7,156
Momenta Pharmaceuticals, Inc. (a)	3,627	45,990
Neurocrine Biosciences, Inc. (a)	5,246	38,453
NewLink Genetics Corp.	936	12,907
Novavax, Inc. (a)	8,793	18,465
NPS Pharmaceuticals, Inc. (a)	6,829	63,100
OncoGenex Pharmaceuticals, Inc. (a)	1,193	14,793
Oncothyreon, Inc. (a)	4,646	23,602
Opko Health, Inc. (a)(d)	8,389	35,905
OREXIGEN Therapeutics, Inc. (a)(d)	4,730	25,211
Osiris Therapeutics, Inc. (a)	1,245	13,073
PDL BioPharma, Inc.	11,046	82,293
Pharmacyclics, Inc. (a)	4,311	263,273
Progenics Pharmaceuticals, Inc. (a)	2,123	6,051
Raptor Pharmaceutical Corp. (a)	3,661	17,024
Repligen Corp. (a)	2,600	13,260
Rigel Pharmaceuticals, Inc. (a)	6,819	60,757
Sangamo Biosciences, Inc. (a)	4,231	23,524
Seattle Genetics, Inc. (a)	7,459	187,668
SIGA Technologies, Inc. (a)	3,091	8,964
Spectrum Pharmaceuticals, Inc. (a)(d)	4,763	53,155
Sunesis Pharmaceuticals, Inc. (a)	2,037	8,779
Synageva BioPharma Corp. (a)	838	35,431
Synergy Pharmaceuticals, Inc. (a)	3,471	13,745
Synta Pharmaceuticals Corp. (a)	3,025	23,807
Targacept, Inc. (a)	2,180	8,894
TESARO, Inc.	337	5,480
Theravance, Inc. (a)	4,812	108,318
Threshold Pharmaceuticals, Inc. (a)	3,712	15,256
Trius Therapeutics, Inc. (a)	2,073	11,360
Vanda Pharmaceuticals, Inc. (a)	2,288	7,756
Verastem, Inc.	619	4,915
Vical, Inc. (a)	6,168	21,033
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
XOMA Corp. (a)	6,643	$ 18,202
ZIOPHARM Oncology, Inc. (a)(d)	5,166	24,332
		3,429,726
Health Care Equipment & Supplies - 3.1%
Abaxis, Inc. (a)	1,727	63,519
Abiomed, Inc. (a)	2,682	53,157
Accuray, Inc. (a)	5,528	38,475
Align Technology, Inc. (a)	5,702	151,559
Alphatec Holdings, Inc. (a)	3,903	6,713
Analogic Corp.	972	71,598
Angiodynamics, Inc. (a)	1,819	19,518
Anika Therapeutics, Inc. (a)	886	9,932
Antares Pharma, Inc. (a)	8,468	32,263
ArthroCare Corp. (a)	2,205	66,326
Atricure, Inc. (a)	1,306	8,385
Atrion Corp.	129	26,218
Cantel Medical Corp.	1,690	43,957
Cardiovascular Systems, Inc. (a)	1,246	14,553
Cerus Corp. (a)	4,591	14,278
Conceptus, Inc. (a)	2,424	45,668
CONMED Corp.	2,268	62,733
Cryolife, Inc.	2,250	13,928
Cyberonics, Inc. (a)	2,186	101,103
Cynosure, Inc. Class A (a)	787	20,730
Derma Sciences, Inc. (a)	648	7,316
DexCom, Inc. (a)	5,315	69,627
Endologix, Inc. (a)	4,420	59,493
EnteroMedics, Inc. (a)	2,125	6,396
Exactech, Inc. (a)	733	12,241
Globus Medical, Inc.	810	13,900
Greatbatch, Inc. (a)	1,904	41,850
Haemonetics Corp. (a)	2,002	163,563
Hansen Medical, Inc. (a)(d)	4,557	10,344
HeartWare International, Inc. (a)	1,121	94,142
ICU Medical, Inc. (a)	966	57,313
Insulet Corp. (a)	3,707	78,625
Integra LifeSciences Holdings Corp. (a)	1,555	59,479
Invacare Corp.	2,508	34,234
IRIS International, Inc. (a)	1,208	23,544
Mako Surgical Corp. (a)	2,875	43,556
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Masimo Corp.	3,969	$ 87,199
Meridian Bioscience, Inc.	3,286	64,899
Merit Medical Systems, Inc. (a)	3,354	48,432
Natus Medical, Inc. (a)	2,328	26,306
Navidea Biopharmaceuticals, Inc. (a)	7,904	22,131
Neogen Corp. (a)	1,872	80,103
NuVasive, Inc. (a)	3,336	48,105
NxStage Medical, Inc. (a)	3,928	43,994
OraSure Technologies, Inc. (a)	4,338	39,302
Orthofix International NV (a)	1,494	59,252
Palomar Medical Technologies, Inc. (a)	1,640	14,153
PhotoMedex, Inc.	975	12,977
Quidel Corp. (a)	2,180	38,215
Rochester Medical Corp. (a)	892	9,357
Rockwell Medical Technologies, Inc. (a)	1,584	11,389
RTI Biologics, Inc. (a)	4,263	17,308
Solta Medical, Inc. (a)	5,731	16,906
Staar Surgical Co. (a)	2,735	17,613
Steris Corp.	4,578	163,023
SurModics, Inc. (a)	1,017	18,286
Symmetry Medical, Inc. (a)	2,848	26,088
The Spectranetics Corp. (a)	2,747	39,996
Tornier BV (a)	1,133	19,374
Unilife Corp. (a)(d)	6,689	18,328
Utah Medical Products, Inc.	223	7,586
Vascular Solutions, Inc. (a)	1,254	18,898
Volcano Corp. (a)	4,231	121,091
West Pharmaceutical Services, Inc.	2,677	144,210
Wright Medical Group, Inc. (a)	3,047	61,915
Young Innovations, Inc.	435	14,855
Zeltiq Aesthetics, Inc.	1,173	6,827
		2,958,354
Health Care Providers & Services - 2.8%
Acadia Healthcare Co., Inc. (a)	1,864	38,342
Accretive Health, Inc. (a)	4,526	53,362
Air Methods Corp. (a)	1,019	111,713
Almost Family, Inc. (a)	620	12,853
Amedisys, Inc. (a)	2,349	25,933
AMN Healthcare Services, Inc. (a)	3,130	31,050
AmSurg Corp. (a)	2,539	72,412
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Assisted Living Concepts, Inc. Class A	1,493	$ 11,810
Bio-Reference Laboratories, Inc. (a)	1,960	54,410
BioScrip, Inc. (a)	3,412	31,425
Capital Senior Living Corp. (a)	2,176	34,990
Centene Corp. (a)	4,085	155,148
Chemed Corp.	1,527	102,691
Chindex International, Inc. (a)	913	9,468
Corvel Corp. (a)	472	20,074
Cross Country Healthcare, Inc. (a)	2,001	8,804
Emeritus Corp. (a)	2,448	54,958
ExamWorks Group, Inc. (a)	2,290	32,106
Five Star Quality Care, Inc. (a)	3,522	18,526
Gentiva Health Services, Inc. (a)	2,385	22,419
Hanger, Inc. (a)	2,720	68,952
HealthSouth Corp. (a)	7,580	167,745
Healthways, Inc. (a)	2,584	25,142
HMS Holdings Corp. (a)	6,842	157,982
IPC The Hospitalist Co., Inc. (a)	1,318	45,458
Kindred Healthcare, Inc. (a)	4,091	40,092
Landauer, Inc.	730	42,304
LHC Group, Inc. (a)	1,302	22,811
Magellan Health Services, Inc. (a)	2,166	108,625
Metropolitan Health Networks, Inc. (a)	3,423	37,413
Molina Healthcare, Inc. (a)	2,399	60,143
MWI Veterinary Supply, Inc. (a)	1,012	106,280
National Healthcare Corp.	858	40,858
National Research Corp.	201	10,187
Owens & Minor, Inc.	5,014	142,749
PDI, Inc. (a)	644	4,411
PharMerica Corp. (a)	2,300	28,106
Providence Service Corp. (a)	935	9,537
PSS World Medical, Inc. (a)	4,000	114,480
Select Medical Holdings Corp.	2,695	28,540
Skilled Healthcare Group, Inc. (a)	1,541	11,974
Sun Healthcare Group, Inc. (a)	1,962	16,599
Sunrise Senior Living, Inc. (a)	4,636	66,712
Team Health Holdings, Inc. (a)	2,259	60,112
The Ensign Group, Inc.	1,403	40,911
Triple-S Management Corp. (a)	1,497	27,006
U.S. Physical Therapy, Inc.	953	25,445
Universal American Spin Corp.	2,962	26,776
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Vanguard Health Systems, Inc. (a)	2,475	$ 23,958
Wellcare Health Plans, Inc. (a)	3,419	162,744
		2,626,546
Health Care Technology - 0.6%
athenahealth, Inc. (a)	2,816	181,041
Computer Programs & Systems, Inc.	883	43,099
Epocrates, Inc. (a)	1,591	15,560
Greenway Medical Technologies	613	10,170
HealthStream, Inc. (a)	1,555	39,715
MedAssets, Inc. (a)	4,635	82,179
Medidata Solutions, Inc. (a)	1,766	74,207
Mediware Information Systems, Inc. (a)	261	5,726
Merge Healthcare, Inc. (a)(d)	4,640	15,822
Omnicell, Inc. (a)	2,612	38,083
Quality Systems, Inc.	3,173	55,369
Vocera Communications, Inc.	535	14,386
		575,357
Life Sciences Tools & Services - 0.4%
Affymetrix, Inc. (a)	5,858	18,570
BG Medicine, Inc. (a)	763	1,755
Cambrex Corp. (a)	2,274	27,470
Fluidigm Corp. (a)	1,975	29,803
Furiex Pharmaceuticals, Inc. (a)	615	11,790
Harvard Bioscience, Inc. (a)	2,218	8,916
Luminex Corp. (a)	3,310	53,225
Pacific Biosciences of California, Inc. (a)	2,506	3,258
PAREXEL International Corp. (a)	4,743	145,563
Sequenom, Inc. (a)(d)	8,902	27,685
		328,035
Pharmaceuticals - 1.8%
Acura Pharmaceuticals, Inc. (a)	490	740
Akorn, Inc. (a)	4,530	54,405
Ampio Pharmaceuticals, Inc. (a)(d)	1,837	7,348
Auxilium Pharmaceuticals, Inc. (a)	3,852	78,889
AVANIR Pharmaceuticals Class A (a)	10,552	30,179
Biodelivery Sciences International, Inc. (a)	1,840	9,402
Cadence Pharmaceuticals, Inc. (a)	4,478	15,852
Cempra, Inc.	311	2,087
Corcept Therapeutics, Inc. (a)	4,109	10,273
Cornerstone Therapeutics, Inc. (a)	676	3,306
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Cumberland Pharmaceuticals, Inc. (a)	763	$ 4,479
DepoMed, Inc. (a)	4,579	25,871
Endocyte, Inc. (a)	2,413	23,092
Hi-Tech Pharmacal Co., Inc. (a)	869	27,243
Horizon Pharma, Inc.	2,540	6,553
Impax Laboratories, Inc. (a)	5,321	113,071
Jazz Pharmaceuticals PLC (a)	3,296	177,094
Lannett Co., Inc. (a)	1,115	4,917
MAP Pharmaceuticals, Inc. (a)	2,258	34,818
Medicis Pharmaceutical Corp. Class A	4,553	197,646
Nektar Therapeutics (a)(d)	9,120	82,080
Obagi Medical Products, Inc. (a)	1,399	17,250
Omeros Corp. (a)	1,971	18,527
Optimer Pharmaceuticals, Inc. (a)	3,636	34,687
Pacira Pharmaceuticals, Inc. (a)	1,444	22,931
Pain Therapeutics, Inc. (a)	2,847	13,295
Pernix Therapeutics Holdings, Inc. (a)	640	5,043
Pozen, Inc. (a)	2,124	12,723
Questcor Pharmaceuticals, Inc. (d)	4,263	108,621
Repros Therapeutics, Inc. (a)	1,360	19,611
Sagent Pharmaceuticals, Inc. (a)	774	11,672
Santarus, Inc. (a)	4,230	38,620
SciClone Pharmaceuticals, Inc. (a)	4,435	24,437
Sucampo Pharmaceuticals, Inc. Class A (a)	924	4,611
Supernus Pharmaceuticals, Inc. (a)	246	2,822
The Medicines Company (a)	4,382	96,053
Transcept Pharmaceuticals, Inc. (a)	835	4,250
Ventrus Biosciences, Inc. (a)	957	3,005
ViroPharma, Inc. (a)	5,537	139,809
VIVUS, Inc. (a)(d)	7,923	118,053
XenoPort, Inc. (a)	3,328	27,389
Zogenix, Inc. (a)	4,192	10,228
		1,642,982
TOTAL HEALTH CARE		11,561,000
INDUSTRIALS - 15.1%
Aerospace & Defense - 1.7%
AAR Corp.	3,250	49,043
AeroVironment, Inc. (a)	1,322	29,071
American Science & Engineering, Inc.	676	42,980
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
API Technologies Corp. (a)	2,212	$ 5,840
Astronics Corp. (a)	907	21,051
Astronics Corp. Class B	117	2,673
Ceradyne, Inc.	1,921	67,158
CPI Aerostructures, Inc. (a)	512	5,637
Cubic Corp.	1,239	60,463
Curtiss-Wright Corp.	3,743	115,546
DigitalGlobe, Inc. (a)	2,872	74,500
Esterline Technologies Corp. (a)	2,434	140,661
GenCorp, Inc. (non-vtg.) (a)	4,753	41,921
GeoEye, Inc. (a)	1,166	36,577
HEICO Corp.	4,132	159,619
Hexcel Corp. (a)	7,901	201,950
KEYW Holding Corp. (a)	2,010	24,401
Kratos Defense & Security Solutions, Inc. (a)	3,185	17,549
LMI Aerospace, Inc. (a)	685	13,755
Moog, Inc. Class A (a)	3,549	131,348
National Presto Industries, Inc.	388	28,848
Orbital Sciences Corp. (a)	4,700	62,980
SIFCO Industries, Inc.	192	3,216
Sypris Solutions, Inc.	692	4,360
Taser International, Inc. (a)	4,304	33,614
Teledyne Technologies, Inc. (a)	2,900	185,687
		1,560,448
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a)	3,955	15,227
Atlas Air Worldwide Holdings, Inc. (a)	2,099	115,424
Echo Global Logistics, Inc. (a)	1,213	20,391
Forward Air Corp.	2,316	77,285
Hub Group, Inc. Class A (a)	2,944	91,293
Pacer International, Inc. (a)	2,900	10,382
Park-Ohio Holdings Corp. (a)	708	15,661
XPO Logistics, Inc. (a)	1,367	18,769
		364,432
Airlines - 0.7%
Alaska Air Group, Inc. (a)	5,619	214,871
Allegiant Travel Co. (a)	1,163	84,597
Hawaiian Holdings, Inc. (a)	4,194	24,870
JetBlue Airways Corp. (a)	18,541	98,082
Republic Airways Holdings, Inc. (a)	3,749	17,508
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
SkyWest, Inc.	4,075	$ 44,621
Spirit Airlines, Inc. (a)	3,300	57,915
US Airways Group, Inc. (a)	12,891	157,012
		699,476
Building Products - 0.9%
A.O. Smith Corp.	3,098	188,265
AAON, Inc.	1,508	31,638
Ameresco, Inc. Class A (a)	1,524	16,855
American Woodmark Corp. (a)	774	17,802
Apogee Enterprises, Inc.	2,188	44,570
Builders FirstSource, Inc. (a)	3,377	18,607
Gibraltar Industries, Inc. (a)	2,367	29,493
Griffon Corp.	3,535	35,880
Insteel Industries, Inc.	1,410	16,356
NCI Building Systems, Inc. (a)	1,511	16,938
Nortek, Inc. (a)	600	35,706
Patrick Industries, Inc. (a)	303	5,354
PGT, Inc. (a)	1,790	7,733
Quanex Building Products Corp.	2,924	57,807
Simpson Manufacturing Co. Ltd.	3,169	96,528
Trex Co., Inc. (a)	1,158	40,461
Universal Forest Products, Inc.	1,564	60,214
USG Corp. (a)	5,881	157,082
		877,289
Commercial Services & Supplies - 2.5%
A.T. Cross Co. Class A (a)	711	6,733
ABM Industries, Inc.	4,260	80,940
ACCO Brands Corp.	9,002	65,174
Acorn Energy, Inc.	1,357	11,548
American Reprographics Co. (a)	2,834	10,854
Asset Acceptance Capital Corp. (a)	1,128	7,197
Asta Funding, Inc.	732	6,866
Casella Waste Systems, Inc. Class A (a)	3,128	14,326
CECO Environmental Corp.	464	4,106
Cenveo, Inc. (a)	4,425	8,894
CompX International, Inc. Class A	23	323
Consolidated Graphics, Inc. (a)	617	18,208
Courier Corp.	804	9,688
Deluxe Corp.	4,037	127,206
Encore Capital Group, Inc. (a)	1,705	49,445
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
EnergySolutions, Inc. (a)	6,397	$ 18,295
EnerNOC, Inc. (a)	2,005	24,702
Ennis, Inc.	2,050	31,365
G&K Services, Inc. Class A	1,510	48,698
Healthcare Services Group, Inc.	5,323	127,220
Heritage-Crystal Clean, Inc. (a)	556	9,841
Herman Miller, Inc.	4,665	90,454
HNI Corp.	3,614	99,457
InnerWorkings, Inc. (a)	2,466	35,560
Interface, Inc.	4,657	66,642
Intersections, Inc.	813	7,553
Kimball International, Inc. Class B	2,540	30,328
Knoll, Inc.	3,734	53,732
McGrath RentCorp.	1,972	51,785
Metalico, Inc. (a)	2,973	6,332
Mine Safety Appliances Co.	2,198	84,843
Mobile Mini, Inc. (a)	3,073	53,532
Multi-Color Corp.	1,026	23,311
NL Industries, Inc.	489	4,973
Performant Financial Corp.	672	6,633
Portfolio Recovery Associates, Inc. (a)	1,357	142,010
Quad/Graphics, Inc.	1,942	35,597
Schawk, Inc. Class A	978	12,069
Standard Parking Corp. (a)	1,278	29,202
Steelcase, Inc. Class A	6,058	60,641
Swisher Hygiene, Inc. (Canada) (a)	9,104	13,474
Sykes Enterprises, Inc. (a)	3,001	40,874
Team, Inc. (a)	1,602	52,514
Tetra Tech, Inc. (a)	5,038	130,686
The Brink's Co.	3,748	98,610
The Geo Group, Inc.	4,865	134,858
TMS International Corp. (a)	1,017	10,658
TRC Companies, Inc. (a)	1,097	7,909
Unifirst Corp. Massachusetts	1,151	80,075
United Stationers, Inc.	3,231	93,764
US Ecology, Inc.	1,423	33,768
Viad Corp.	1,581	33,533
		2,307,006
Construction & Engineering - 0.8%
Aegion Corp. (a)	3,133	57,867
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Argan, Inc.	726	$ 12,916
Comfort Systems USA, Inc.	2,867	31,250
Dycom Industries, Inc. (a)	2,607	37,124
EMCOR Group, Inc.	5,289	170,094
Furmanite Corp. (a)	2,981	15,054
Granite Construction, Inc.	3,075	92,896
Great Lakes Dredge & Dock Corp.	4,561	36,260
Layne Christensen Co. (a)	1,546	34,460
MasTec, Inc. (a)	4,341	97,933
Michael Baker Corp. (a)	687	15,533
MYR Group, Inc. (a)	1,582	33,507
Northwest Pipe Co. (a)	709	16,293
Orion Marine Group, Inc. (a)	2,020	13,514
Pike Electric Corp. (a)	1,438	13,100
Primoris Services Corp.	2,331	32,564
Sterling Construction Co., Inc. (a)	1,414	12,585
Tutor Perini Corp. (a)	2,905	29,457
		752,407
Electrical Equipment - 1.2%
Acuity Brands, Inc.	3,354	217,004
American Superconductor Corp. (a)	2,927	10,508
AZZ, Inc.	2,002	78,959
Belden, Inc.	3,557	127,341
Brady Corp. Class A	3,882	119,410
Capstone Turbine Corp. (a)	24,266	24,266
Coleman Cable, Inc.	752	7,136
Encore Wire Corp.	1,322	40,797
EnerSys (a)	3,801	131,058
Enphase Energy, Inc.	721	2,646
Franklin Electric Co., Inc.	1,824	105,683
FuelCell Energy, Inc. (a)	11,323	10,536
Generac Holdings, Inc.	1,964	66,776
Global Power Equipment Group, Inc.	1,359	22,967
II-VI, Inc. (a)	4,170	68,847
LSI Industries, Inc.	1,507	10,217
Powell Industries, Inc. (a)	720	28,642
Preformed Line Products Co.	184	9,912
Thermon Group Holdings, Inc. (a)	1,149	28,541
Vicor Corp. (a)	1,676	10,693
		1,121,939
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.2%
Raven Industries, Inc.	2,883	$ 78,677
Seaboard Corp. (a)	24	54,752
Standex International Corp.	1,014	46,887
		180,316
Machinery - 3.2%
Accuride Corp. (a)	3,694	9,863
Actuant Corp. Class A	5,690	160,686
Alamo Group, Inc.	565	18,928
Albany International Corp. Class A	2,201	48,356
Altra Holdings, Inc.	2,082	37,518
American Railcar Industries, Inc. (a)	777	22,828
Ampco-Pittsburgh Corp.	673	11,885
Astec Industries, Inc.	1,599	46,051
Barnes Group, Inc.	4,293	98,224
Blount International, Inc. (a)	3,934	52,047
Briggs & Stratton Corp.	3,863	76,294
Cascade Corp.	717	46,598
Chart Industries, Inc. (a)	2,341	165,719
CIRCOR International, Inc.	1,345	46,389
CLARCOR, Inc.	3,975	179,829
Columbus McKinnon Corp. (NY Shares) (a)	1,574	23,563
Commercial Vehicle Group, Inc. (a)	1,969	14,945
Douglas Dynamics, Inc.	1,785	27,114
Dynamic Materials Corp.	1,051	14,104
Eastern Co.	527	8,432
Energy Recovery, Inc. (a)	3,865	11,479
EnPro Industries, Inc. (a)	1,636	59,812
ESCO Technologies, Inc.	2,121	79,410
Federal Signal Corp. (a)	4,821	27,817
Flow International Corp. (a)	3,822	12,689
FreightCar America, Inc.	928	17,864
Gorman-Rupp Co.	1,222	32,994
Graham Corp.	745	13,388
Greenbrier Companies, Inc. (a)	1,772	30,851
Hardinge, Inc.	801	8,314
Hurco Companies, Inc. (a)	502	11,536
Hyster-Yale Materials Handling:
Class A (a)	455	18,691
Class B	394	16,186
John Bean Technologies Corp.	2,239	34,525
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Kadant, Inc. (a)	965	$ 23,440
Kaydon Corp.	2,548	56,973
L.B. Foster Co. Class A	742	24,493
Lindsay Corp.	1,009	77,057
Lydall, Inc. (a)	1,266	16,344
Meritor, Inc. (a)	7,568	33,451
Met-Pro Corp.	1,266	11,495
Middleby Corp. (a)	1,467	183,302
Miller Industries, Inc.	887	13,615
Mueller Industries, Inc.	1,746	76,475
Mueller Water Products, Inc. Class A	12,526	65,260
NN, Inc. (a)	1,398	11,575
Omega Flex, Inc. (a)	220	2,750
PMFG, Inc. (a)	1,463	9,510
Proto Labs, Inc.	411	14,262
RBC Bearings, Inc. (a)	1,749	86,855
Rexnord Corp.	2,213	40,100
Robbins & Myers, Inc.	3,045	180,508
Sauer-Danfoss, Inc.	940	37,656
Sun Hydraulics Corp.	1,670	44,489
Tennant Co.	1,495	55,943
Titan International, Inc.	3,792	79,556
TriMas Corp. (a)	2,562	64,255
Twin Disc, Inc.	608	9,217
Wabash National Corp. (a)	5,290	33,380
Watts Water Technologies, Inc. Class A	2,225	89,512
Woodward, Inc.	5,509	184,552
		3,010,954
Marine - 0.0%
Genco Shipping & Trading Ltd. (a)	2,330	7,083
International Shipholding Corp.	379	6,337
Rand Logistics, Inc. (a)	1,575	10,206
		23,626
Professional Services - 1.2%
Acacia Research Corp. (a)	3,955	102,711
Advisory Board Co. (a)	2,716	129,010
Barrett Business Services, Inc.	570	17,003
CBIZ, Inc. (a)	2,908	16,052
CDI Corp.	1,052	18,084
Corporate Executive Board Co.	2,662	119,684
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
CRA International, Inc. (a)	785	$ 13,141
Dolan Co. (a)	2,296	10,630
Exponent, Inc. (a)	1,071	58,884
Franklin Covey Co. (a)	1,218	14,640
FTI Consulting, Inc. (a)	3,338	86,654
GP Strategies Corp. (a)	1,212	23,331
Heidrick & Struggles International, Inc.	1,440	17,050
Hill International, Inc. (a)	1,787	6,058
Hudson Global, Inc. (a)	2,532	10,229
Huron Consulting Group, Inc. (a)	1,822	52,565
ICF International, Inc. (a)	1,548	28,406
Insperity, Inc.	1,765	46,084
Kelly Services, Inc. Class A (non-vtg.)	2,059	27,364
Kforce, Inc. (a)	2,351	26,214
Korn/Ferry International (a)	3,819	51,136
MISTRAS Group, Inc. (a)	1,258	27,789
Navigant Consulting, Inc. (a)	4,025	41,820
Odyssey Marine Exploration, Inc. (a)(d)	5,468	15,803
On Assignment, Inc. (a)	3,415	65,158
Pendrell Corp. (a)	13,092	15,579
Resources Connection, Inc.	3,401	41,968
RPX Corp. (a)	1,573	16,564
TrueBlue, Inc. (a)	3,150	41,108
VSE Corp.	289	6,835
WageWorks, Inc. (a)	554	10,742
		1,158,296
Road & Rail - 1.3%
AMERCO	672	77,643
Arkansas Best Corp.	1,997	16,076
Avis Budget Group, Inc. (a)	8,429	139,331
Celadon Group, Inc.	1,568	26,813
Dollar Thrifty Automotive Group, Inc. (a)	2,219	170,863
Genesee & Wyoming, Inc. Class A (a)	3,512	254,515
Heartland Express, Inc.	3,737	52,131
Knight Transportation, Inc.	4,599	69,537
Marten Transport Ltd.	1,300	24,050
Old Dominion Freight Lines, Inc. (a)	5,654	189,635
Patriot Transportation Holding, Inc. (a)	549	15,372
Quality Distribution, Inc. (a)	1,693	14,560
Roadrunner Transportation Systems, Inc. (a)	945	16,471
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Saia, Inc. (a)	1,249	$ 28,227
Swift Transporation Co. (a)	6,341	61,825
Universal Truckload Services, Inc.	482	7,635
Werner Enterprises, Inc.	3,513	81,361
Zipcar, Inc. (a)	2,099	13,161
		1,259,206
Trading Companies & Distributors - 1.0%
Aceto Corp.	2,240	22,445
Aircastle Ltd.	4,697	52,278
Applied Industrial Technologies, Inc.	3,290	133,541
Beacon Roofing Supply, Inc. (a)	3,719	120,272
BlueLinx Corp. (a)	1,650	3,482
CAI International, Inc. (a)	1,056	23,401
DXP Enterprises, Inc. (a)	680	33,476
Edgen Group, Inc. Class A	1,234	9,391
H&E Equipment Services, Inc.	2,219	33,773
Houston Wire & Cable Co.	1,390	15,387
Kaman Corp.	2,093	77,860
Rush Enterprises, Inc. Class A (a)	2,583	49,077
SeaCube Container Leasing Ltd.	909	16,835
TAL International Group, Inc.	2,319	79,171
Textainer Group Holdings Ltd.	1,092	32,978
Titan Machinery, Inc. (a)	1,303	30,816
Watsco, Inc.	2,328	159,119
Willis Lease Finance Corp. (a)	349	4,963
		898,265
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)	1,451	19,371
TOTAL INDUSTRIALS		14,233,031
INFORMATION TECHNOLOGY - 16.4%
Communications Equipment - 1.9%
ADTRAN, Inc. (d)	5,063	85,514
Ambient Corp. (a)	151	580
Anaren, Inc. (a)	1,085	19,563
Arris Group, Inc. (a)	8,965	123,179
Aruba Networks, Inc. (a)	8,894	161,604
Aviat Networks, Inc. (a)	5,057	11,530
Aware, Inc.	1,090	6,638
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Bel Fuse, Inc. Class B (non-vtg.)	849	$ 14,059
Black Box Corp.	1,362	29,855
CalAmp Corp. (a)	2,225	19,758
Calix Networks, Inc. (a)	2,985	19,850
Ciena Corp. (a)	7,893	97,952
Comtech Telecommunications Corp.	1,441	36,270
Digi International, Inc. (a)	1,943	18,303
Emulex Corp. (a)	6,945	48,337
Extreme Networks, Inc. (a)	7,400	24,124
Finisar Corp. (a)	7,261	83,647
Globecomm Systems, Inc. (a)	1,742	18,901
Harmonic, Inc. (a)	9,465	41,078
Infinera Corp. (a)	8,481	41,727
InterDigital, Inc. (d)	3,519	134,039
Ixia (a)	3,268	45,785
KVH Industries, Inc. (a)	1,162	16,059
Loral Space & Communications Ltd.	870	68,434
NETGEAR, Inc. (a)	3,033	107,702
NumereX Corp. Class A (a)	757	8,690
Oclaro, Inc. (a)	5,987	11,794
Oplink Communications, Inc. (a)	1,495	22,216
Parkervision, Inc. (a)	5,709	8,906
PC-Tel, Inc.	1,598	10,419
Plantronics, Inc.	3,394	110,101
Procera Networks, Inc. (a)	1,483	33,590
ShoreTel, Inc. (a)	3,812	16,887
Sonus Networks, Inc. (a)	16,403	30,510
Sycamore Networks, Inc.	1,484	8,578
Symmetricom, Inc. (a)	3,419	21,027
Tellabs, Inc.	29,424	85,918
Telular Corp.	1,294	12,927
Tessco Technologies, Inc.	384	7,987
Ubiquiti Networks, Inc.	772	9,110
ViaSat, Inc. (a)	2,984	115,899
Westell Technologies, Inc. Class A (a)	3,342	6,818
		1,795,865
Computers & Peripherals - 0.7%
3D Systems Corp. (a)(d)	3,708	161,298
Avid Technology, Inc. (a)	2,218	13,020
Cray, Inc. (a)	2,842	34,587
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Datalink Corp. (a)	1,245	$ 10,134
Electronics for Imaging, Inc. (a)	3,691	64,076
Imation Corp. (a)	2,630	12,019
Immersion Corp. (a)	2,176	9,400
Intermec, Inc. (a)	4,879	33,080
Intevac, Inc. (a)	1,927	9,635
OCZ Technology Group, Inc. (a)(d)	5,025	6,784
QLogic Corp. (a)	7,769	72,873
Quantum Corp. (a)	18,262	19,175
Silicon Graphics International Corp. (a)	2,660	20,535
STEC, Inc. (a)	2,628	15,426
Stratasys, Inc. (a)	1,689	112,606
Super Micro Computer, Inc. (a)	2,282	18,051
Synaptics, Inc. (a)	2,682	62,115
		674,814
Electronic Equipment & Components - 2.3%
Aeroflex Holding Corp. (a)	1,515	9,635
Agilysys, Inc. (a)	1,201	9,812
Anixter International, Inc.	2,231	130,781
Audience, Inc.	397	2,987
Badger Meter, Inc.	1,159	49,652
Benchmark Electronics, Inc. (a)	4,591	68,039
Checkpoint Systems, Inc. (a)	3,172	25,757
Cognex Corp.	3,399	123,928
Coherent, Inc. (a)	1,887	86,142
CTS Corp.	2,780	23,018
Daktronics, Inc.	2,828	24,802
DTS, Inc. (a)	1,413	29,645
Echelon Corp. (a)	2,966	9,817
Electro Rent Corp.	1,535	24,130
Electro Scientific Industries, Inc.	1,875	20,025
Fabrinet (a)	1,837	17,690
FARO Technologies, Inc. (a)	1,359	54,632
FEI Co.	3,009	165,645
GSI Group, Inc. (a)	2,145	16,667
Insight Enterprises, Inc. (a)	3,541	57,258
InvenSense, Inc.	2,825	31,640
KEMET Corp. (a)	3,563	16,176
KEY Tronic Corp. (a)	912	10,351
Littelfuse, Inc.	1,715	91,924
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Maxwell Technologies, Inc. (a)	2,167	$ 14,107
Measurement Specialties, Inc. (a)	1,225	39,947
Mercury Computer Systems, Inc. (a)	2,520	20,651
Mesa Laboratories, Inc.	189	9,218
Methode Electronics, Inc. Class A	3,004	30,400
MTS Systems Corp.	1,275	64,273
Multi-Fineline Electronix, Inc. (a)	696	14,713
Neonode, Inc. (a)	1,594	6,041
Newport Corp. (a)	2,951	31,930
OSI Systems, Inc. (a)	1,574	124,740
Park Electrochemical Corp.	1,690	41,946
PC Connection, Inc.	629	6,472
Plexus Corp. (a)	2,781	74,837
Power-One, Inc. (a)	5,048	20,343
RadiSys Corp. (a)	2,140	6,078
RealD, Inc. (a)(d)	3,442	32,183
Richardson Electronics Ltd.	1,132	13,188
Rofin-Sinar Technologies, Inc. (a)	2,284	41,592
Rogers Corp. (a)	1,297	51,115
Sanmina-SCI Corp. (a)	6,586	58,550
ScanSource, Inc. (a)	2,195	64,204
SYNNEX Corp. (a)	2,027	65,655
TTM Technologies, Inc. (a)	4,102	36,918
Universal Display Corp. (a)	3,155	103,421
Viasystems Group, Inc. (a)	272	4,164
Vishay Precision Group, Inc. (a)	904	11,797
Zygo Corp. (a)	1,327	24,709
		2,113,345
Internet Software & Services - 2.3%
Active Network, Inc. (a)	3,040	26,934
Ancestry.com, Inc. (a)	2,299	72,648
Angie's List, Inc.	2,806	32,101
Bankrate, Inc. (a)	3,718	39,894
Bazaarvoice, Inc.	797	10,170
Blucora, Inc. (a)	3,214	56,406
Brightcove, Inc.	451	5,692
Carbonite, Inc. (a)	818	6,323
comScore, Inc. (a)	2,846	40,328
Constant Contact, Inc. (a)	2,434	30,036
Cornerstone OnDemand, Inc. (a)	2,684	75,125
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
CoStar Group, Inc. (a)	2,243	$ 185,945
DealerTrack Holdings, Inc. (a)	3,374	92,211
Demand Media, Inc. (a)	2,365	20,173
Demandware, Inc.	544	16,151
Dice Holdings, Inc. (a)	3,559	31,426
Digital River, Inc. (a)	2,892	41,471
E2open, Inc.	375	6,563
EarthLink, Inc.	8,319	52,742
ExactTarget, Inc.	744	17,350
Internap Network Services Corp. (a)	4,294	29,414
IntraLinks Holdings, Inc. (a)	2,773	15,501
iPass, Inc. (a)	4,576	8,877
j2 Global, Inc.	3,690	110,848
Keynote Systems, Inc.	1,219	17,420
KIT digital, Inc. (a)(d)	4,965	13,803
Limelight Networks, Inc. (a)	4,651	9,814
Liquidity Services, Inc. (a)	1,872	77,183
LivePerson, Inc. (a)	4,391	68,895
LogMeIn, Inc. (a)	1,713	42,277
Marchex, Inc. Class B	1,757	7,186
Market Leader, Inc. (a)	1,685	11,458
MeetMe, Inc. (a)(d)	1,514	6,404
Millennial Media, Inc.	907	14,539
Monster Worldwide, Inc. (a)	9,661	60,091
Move, Inc. (a)	3,089	25,608
NIC, Inc.	5,169	73,917
OpenTable, Inc. (a)(d)	1,793	84,217
Perficient, Inc. (a)	2,582	29,357
QuinStreet, Inc. (a)	2,481	15,184
RealNetworks, Inc. (a)	1,899	14,375
Responsys, Inc. (a)	2,929	26,185
Saba Software, Inc. (a)	2,439	24,585
SciQuest, Inc. (a)	1,475	22,391
Spark Networks, Inc. (a)	1,127	7,393
SPS Commerce, Inc. (a)	1,008	36,540
Stamps.com, Inc. (a)	1,119	30,795
Support.com, Inc. (a)	4,049	18,787
Synacor, Inc.	495	2,713
TechTarget, Inc. (a)	1,155	5,521
Travelzoo, Inc. (a)	540	9,639
United Online, Inc.	7,035	37,708
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Unwired Planet, Inc. (a)	6,170	$ 8,700
ValueClick, Inc. (a)	5,968	99,487
VistaPrint Ltd. (a)	2,730	83,183
Vocus, Inc. (a)	1,625	28,844
Web.com Group, Inc. (a)	2,735	43,158
WebMD Health Corp. (a)	4,047	60,341
XO Group, Inc. (a)	2,187	17,605
Yelp, Inc.	659	15,882
Zix Corp. (a)	4,925	14,283
		2,189,797
IT Services - 1.9%
Acxiom Corp. (a)	6,094	111,216
CACI International, Inc. Class A (a)	1,781	89,816
Cardtronics, Inc. (a)	3,507	99,634
Cass Information Systems, Inc.	727	30,512
Ciber, Inc. (a)	5,524	17,235
Computer Task Group, Inc. (a)	1,166	21,746
Convergys Corp.	9,249	155,476
CSG Systems International, Inc. (a)	2,707	55,791
EPAM Systems, Inc.	349	6,275
Euronet Worldwide, Inc. (a)	4,040	81,972
ExlService Holdings, Inc. (a)	1,806	53,530
Forrester Research, Inc.	1,094	31,660
Global Cash Access Holdings, Inc. (a)	5,323	37,527
Hackett Group, Inc. (a)	1,736	6,753
Heartland Payment Systems, Inc.	3,075	80,196
Higher One Holdings, Inc. (a)(d)	2,614	33,015
iGate Corp. (a)	2,494	40,029
Innodata, Inc. (a)	1,480	5,313
Lionbridge Technologies, Inc. (a)	4,173	13,228
ManTech International Corp. Class A	1,777	40,818
Mattersight Corp. (a)	738	4,081
Maximus, Inc.	2,691	148,489
ModusLink Global Solutions, Inc. (a)	3,539	10,369
MoneyGram International, Inc. (a)	1,659	25,781
PRG-Schultz International, Inc. (a)	1,804	14,107
Sapient Corp. (a)	9,834	101,094
ServiceSource International, Inc. (a)	3,837	34,571
Syntel, Inc.	1,228	73,201
Teletech Holdings, Inc. (a)	1,875	31,575
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
TNS, Inc. (a)	1,983	$ 28,397
Unisys Corp. (a)	3,481	59,351
Virtusa Corp. (a)	1,454	24,951
WEX, Inc. (a)	3,084	227,538
		1,795,247
Semiconductors & Semiconductor Equipment - 3.4%
Advanced Energy Industries, Inc. (a)	3,077	36,339
Alpha & Omega Semiconductor Ltd. (a)	1,374	11,706
Amkor Technology, Inc. (a)(d)	6,165	26,633
ANADIGICS, Inc. (a)	4,879	7,123
Applied Micro Circuits Corp. (a)	5,110	29,638
ATMI, Inc. (a)	2,509	49,553
Axcelis Technologies, Inc. (a)	9,477	8,686
AXT, Inc. (a)	2,802	8,994
Brooks Automation, Inc.	5,114	36,923
Cabot Microelectronics Corp.	1,828	54,474
Cavium, Inc. (a)	3,948	130,995
Ceva, Inc. (a)	1,784	27,028
Cirrus Logic, Inc. (a)	5,111	208,324
Cohu, Inc.	1,878	16,526
Cymer, Inc. (a)	2,450	195,241
Diodes, Inc. (a)	2,792	42,327
DSP Group, Inc. (a)	1,662	9,141
Entegris, Inc. (a)	10,883	89,349
Entropic Communications, Inc. (a)	7,112	34,209
Exar Corp. (a)	3,036	25,958
First Solar, Inc. (a)(d)	4,778	116,153
FormFactor, Inc. (a)	3,740	17,054
GSI Technology, Inc. (a)	1,496	8,363
GT Advanced Technologies, Inc. (a)(d)	9,201	39,932
Hittite Microwave Corp. (a)	2,486	140,807
Inphi Corp. (a)	1,960	16,405
Integrated Device Technology, Inc. (a)	11,040	60,058
Integrated Silicon Solution, Inc. (a)	2,006	17,151
Intermolecular, Inc.	976	6,842
International Rectifier Corp. (a)	5,497	85,149
Intersil Corp. Class A	10,114	71,304
IXYS Corp.	2,048	19,497
Kopin Corp. (a)	5,064	19,041
Lattice Semiconductor Corp. (a)	9,097	35,296
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
LTX-Credence Corp. (a)	4,067	$ 22,653
M/A-COM Technology Solutions, Inc.	556	6,944
Mattson Technology, Inc. (a)	3,999	3,589
MaxLinear, Inc. Class A (a)	1,700	9,656
MEMC Electronic Materials, Inc. (a)	18,642	46,978
Micrel, Inc.	3,725	36,095
Microsemi Corp. (a)	7,094	136,205
Mindspeed Technologies, Inc. (a)	2,620	8,934
MIPS Technologies, Inc. (a)	3,752	26,226
MKS Instruments, Inc.	4,155	98,183
Monolithic Power Systems, Inc. (a)	2,418	46,982
MoSys, Inc. (a)	2,921	11,801
Nanometrics, Inc. (a)	1,863	25,635
NeoPhotonics Corp. (a)	1,722	9,041
NVE Corp. (a)	365	18,907
Omnivision Technologies, Inc. (a)	4,141	59,216
PDF Solutions, Inc. (a)	1,894	25,077
Peregrine Semiconductor Corp.	469	8,306
Pericom Semiconductor Corp. (a)	1,989	15,375
Photronics, Inc. (a)	4,707	23,017
PLX Technology, Inc. (a)	3,295	14,267
Power Integrations, Inc.	2,268	67,087
QuickLogic Corp. (a)	3,627	9,503
Rambus, Inc. (a)	8,796	42,573
RF Micro Devices, Inc. (a)	22,059	97,280
Rubicon Technology, Inc. (a)	1,247	10,836
Rudolph Technologies, Inc. (a)	2,534	24,098
Semtech Corp. (a)	5,167	129,020
Sigma Designs, Inc. (a)	2,675	15,890
Silicon Image, Inc. (a)	6,665	29,326
Spansion, Inc. Class A	3,871	42,929
STR Holdings, Inc. (a)	2,591	5,571
SunPower Corp. (a)	3,387	14,598
Supertex, Inc. (a)	838	16,014
Tessera Technologies, Inc.	4,116	58,324
TriQuint Semiconductor, Inc. (a)	13,526	63,572
Ultra Clean Holdings, Inc. (a)	2,005	9,283
Ultratech, Inc. (a)	2,039	63,025
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Veeco Instruments, Inc. (a)(d)	3,081	$ 94,587
Volterra Semiconductor Corp. (a)	1,945	35,341
		3,184,163
Software - 3.9%
Accelrys, Inc. (a)	4,470	40,007
ACI Worldwide, Inc. (a)	3,115	121,797
Actuate Corp. (a)	3,998	21,309
Advent Software, Inc. (a)	2,515	54,576
American Software, Inc. Class A	1,848	15,135
Aspen Technology, Inc. (a)	7,351	182,158
AVG Technologies NV	585	6,137
Blackbaud, Inc.	3,595	85,453
Bottomline Technologies, Inc. (a)	2,786	65,192
BroadSoft, Inc. (a)	2,181	83,358
Callidus Software, Inc. (a)	2,630	12,203
CommVault Systems, Inc. (a)	3,547	221,581
Comverse Technology, Inc. (a)	17,437	114,910
Digimarc Corp.	565	11,097
Ebix, Inc.	2,203	48,003
Ellie Mae, Inc. (a)	2,019	50,475
Eloqua, Inc.	777	18,127
Envivio, Inc.	280	602
EPIQ Systems, Inc.	2,422	29,573
ePlus, Inc. (a)	331	11,840
Fair Isaac Corp.	2,730	127,218
FalconStor Software, Inc. (a)	2,177	4,833
Glu Mobile, Inc. (a)(d)	4,003	12,690
Guidance Software, Inc. (a)	1,152	14,031
Guidewire Software, Inc.	1,542	47,247
Imperva, Inc.	766	24,152
Infoblox, Inc.	582	9,667
Interactive Intelligence Group, Inc. (a)	1,143	36,245
JDA Software Group, Inc. (a)	3,367	128,417
Jive Software, Inc.	1,195	13,384
Kenexa Corp. (a)	2,167	99,595
Manhattan Associates, Inc. (a)	1,613	96,780
Mentor Graphics Corp. (a)	7,405	114,926
MicroStrategy, Inc. Class A (a)	676	63,862
Monotype Imaging Holdings, Inc.	2,949	45,149
NetScout Systems, Inc. (a)	2,918	72,162
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Opnet Technologies, Inc.	1,209	$ 51,298
Parametric Technology Corp. (a)	9,502	191,750
Pegasystems, Inc.	1,342	31,497
Pervasive Software, Inc. (a)	936	8,031
Progress Software Corp. (a)	5,000	98,600
Proofpoint, Inc.	452	5,971
PROS Holdings, Inc. (a)	1,696	32,784
QAD, Inc. Class A	507	6,201
QLIK Technologies, Inc. (a)	6,791	125,022
RealPage, Inc. (a)	2,784	60,775
Rosetta Stone, Inc. (a)	909	10,644
Sapiens International Corp. NV (a)	786	2,712
SeaChange International, Inc. (a)	2,282	20,652
Sourcefire, Inc. (a)	2,349	100,514
SS&C Technologies Holdings, Inc. (a)	2,701	64,905
Synchronoss Technologies, Inc. (a)	2,154	44,135
Take-Two Interactive Software, Inc. (a)	6,229	69,453
Tangoe, Inc. (a)	2,337	30,194
TeleNav, Inc. (a)	1,430	10,067
TiVo, Inc. (a)	9,917	100,658
Tyler Technologies, Inc. (a)	2,388	114,170
Ultimate Software Group, Inc. (a)	2,095	212,349
Vasco Data Security International, Inc. (a)	2,355	16,673
Verint Systems, Inc. (a)	1,752	47,777
VirnetX Holding Corp. (a)(d)	3,331	100,097
Websense, Inc. (a)	2,988	39,501
		3,700,321
TOTAL INFORMATION TECHNOLOGY		15,453,552
MATERIALS - 5.1%
Chemicals - 2.1%
A. Schulman, Inc.	2,283	58,582
ADA-ES, Inc. (a)	723	14,091
American Vanguard Corp.	2,212	79,035
Arabian American Development Co. (a)	1,604	13,698
Balchem Corp.	2,325	80,980
Calgon Carbon Corp. (a)	4,540	56,251
Chase Corp.	513	9,455
Chemtura Corp. (a)	7,836	124,827
Ferro Corp. (a)	7,136	18,768
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Flotek Industries, Inc. (a)(d)	3,831	$ 42,562
FutureFuel Corp.	1,489	17,555
Georgia Gulf Corp.	2,719	96,225
GSE Holding, Inc.	511	4,068
H.B. Fuller Co.	3,955	120,232
Hawkins, Inc.	711	27,800
Innophos Holdings, Inc.	1,732	82,530
Innospec, Inc. (a)	1,829	59,223
KMG Chemicals, Inc.	631	10,777
Koppers Holdings, Inc.	1,655	59,084
Kraton Performance Polymers, Inc. (a)	2,577	56,230
Landec Corp. (a)	2,100	22,722
LSB Industries, Inc. (a)	1,489	59,962
Minerals Technologies, Inc.	1,375	98,533
Olin Corp.	6,330	131,284
OM Group, Inc. (a)	2,584	52,274
OMNOVA Solutions, Inc. (a)	3,561	27,918
PolyOne Corp.	7,103	134,460
Quaker Chemical Corp.	1,032	54,686
Sensient Technologies Corp.	3,942	143,410
Spartech Corp. (a)	2,345	20,073
Stepan Co.	668	63,994
TPC Group, Inc. (a)	1,026	46,149
Tredegar Corp.	1,871	31,751
Zep, Inc.	1,798	25,765
Zoltek Companies, Inc. (a)	2,131	14,597
		1,959,551
Construction Materials - 0.4%
Eagle Materials, Inc.	3,864	204,676
Headwaters, Inc. (a)	4,723	33,958
Texas Industries, Inc. (a)	1,808	77,979
United States Lime & Minerals, Inc. (a)	125	5,476
		322,089
Containers & Packaging - 0.2%
AEP Industries, Inc. (a)	333	21,289
Boise, Inc.	8,003	67,145
Graphic Packaging Holding Co. (a)	13,255	78,470
Myers Industries, Inc.	2,697	39,997
UFP Technologies, Inc. (a)	377	6,258
		213,159
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 1.6%
A.M. Castle & Co. (a)	1,382	$ 16,791
AK Steel Holding Corp.	8,807	44,387
Amcol International Corp.	2,010	63,476
Century Aluminum Co. (a)	4,163	29,765
Coeur d'Alene Mines Corp. (a)	7,133	220,481
General Moly, Inc. (a)	5,367	19,858
Globe Specialty Metals, Inc.	4,890	73,497
Gold Reserve, Inc. (a)	4,232	13,712
Gold Resource Corp.	2,302	38,489
Golden Minerals Co. (a)	2,791	12,197
Golden Star Resources Ltd. (a)(d)	20,632	41,522
Handy & Harman Ltd. (a)	342	5,086
Haynes International, Inc.	954	48,349
Hecla Mining Co.	22,678	149,221
Horsehead Holding Corp. (a)	3,539	32,028
Kaiser Aluminum Corp.	1,530	92,687
Materion Corp.	1,563	32,745
McEwen Mining, Inc. (a)	15,663	76,122
Metals USA Holdings Corp.	882	12,860
Midway Gold Corp. (a)	10,129	17,219
Noranda Aluminium Holding Corp.	2,495	15,294
Olympic Steel, Inc.	766	13,788
Paramount Gold & Silver Corp. (a)(d)	10,168	27,047
Revett Minerals, Inc. (a)	2,323	8,280
RTI International Metals, Inc. (a)	2,345	53,443
Schnitzer Steel Industries, Inc. Class A	1,956	55,766
Stillwater Mining Co. (a)	9,256	96,355
SunCoke Energy, Inc. (a)	5,454	87,646
U.S. Silica Holdings, Inc.	845	10,816
Universal Stainless & Alloy Products, Inc. (a)	517	17,785
US Antimony Corp. (a)(d)	4,441	9,060
Vista Gold Corp. (a)	4,753	15,827
Worthington Industries, Inc.	4,164	90,026
		1,541,625
Paper & Forest Products - 0.8%
Buckeye Technologies, Inc.	3,147	82,451
Clearwater Paper Corp. (a)	1,867	73,821
Deltic Timber Corp.	848	57,545
Kapstone Paper & Packaging Corp. (a)	3,215	70,634
Louisiana-Pacific Corp. (a)	10,923	172,474
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - continued
Neenah Paper, Inc.	1,218	$ 31,546
P.H. Glatfelter Co.	3,413	60,786
Resolute Forest Products (a)	6,450	78,690
Schweitzer-Mauduit International, Inc.	2,481	86,909
Wausau-Mosinee Paper Corp.	3,397	28,093
		742,949
TOTAL MATERIALS		4,779,373
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.6%
8x8, Inc. (a)	5,452	35,711
Atlantic Tele-Network, Inc.	700	29,008
Cbeyond, Inc. (a)	2,041	15,634
Cincinnati Bell, Inc. New (a)	15,659	81,583
Cogent Communications Group, Inc.	3,719	80,739
Consolidated Communications Holdings, Inc.	3,115	48,096
FairPoint Communications, Inc. (a)(d)	1,682	12,346
General Communications, Inc. Class A (a)	3,005	26,264
Hawaiian Telcom Holdco, Inc. (a)	868	14,817
HickoryTech Corp.	1,000	10,650
IDT Corp. Class B	1,274	12,893
inContact, Inc. (a)	2,970	17,107
Iridium Communications, Inc. (a)	3,879	28,666
Lumos Networks Corp.	1,258	9,900
Neutral Tandem, Inc.	2,311	10,677
ORBCOMM, Inc. (a)	2,576	9,016
Premiere Global Services, Inc. (a)	3,849	32,717
Primus Telecommunications Group, Inc.	1,041	15,230
Towerstream Corp. (a)	3,831	13,485
VocalTec Communications Ltd. (a)	1,225	24,929
Vonage Holdings Corp. (a)	12,419	28,191
		557,659
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	1,279	9,362
Leap Wireless International, Inc. (a)	4,161	22,220
NTELOS Holdings Corp.	1,224	18,666
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Shenandoah Telecommunications Co.	1,923	$ 30,230
USA Mobility, Inc.	1,843	20,365
		100,843
TOTAL TELECOMMUNICATION SERVICES		658,502
UTILITIES - 3.7%
Electric Utilities - 1.6%
Allete, Inc.	3,006	125,110
Cleco Corp.	4,834	208,587
El Paso Electric Co.	3,163	107,510
Empire District Electric Co.	3,367	73,098
IDACORP, Inc.	3,964	177,270
MGE Energy, Inc.	1,806	95,068
Otter Tail Corp.	2,916	70,363
PNM Resources, Inc.	6,264	138,810
Portland General Electric Co.	5,995	164,263
UIL Holdings Corp.	4,008	144,969
Unitil Corp.	1,111	29,541
UNS Energy Corp.	3,180	135,595
		1,470,184
Gas Utilities - 1.0%
Chesapeake Utilities Corp.	784	36,824
Delta Natural Gas Co., Inc.	570	11,206
Laclede Group, Inc.	1,775	73,911
New Jersey Resources Corp.	3,262	145,029
Northwest Natural Gas Co.	2,118	98,551
Piedmont Natural Gas Co., Inc.	5,665	180,544
South Jersey Industries, Inc.	2,369	119,848
Southwest Gas Corp.	3,649	158,622
WGL Holdings, Inc.	4,077	162,142
		986,677
Independent Power Producers & Energy Traders - 0.5%
American DG Energy, Inc. (a)	1,868	4,707
Atlantic Power Corp.	9,021	135,123
Black Hills Corp.	3,446	123,263
Genie Energy Ltd. Class B	1,298	9,099
GenOn Energy, Inc. (a)	61,348	157,664
Ormat Technologies, Inc.	1,382	26,299
		456,155
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.3%
Avista Corp.	4,635	$ 117,822
CH Energy Group, Inc.	1,214	78,946
NorthWestern Energy Corp.	2,872	102,846
		299,614
Water Utilities - 0.3%
American States Water Co.	1,497	65,898
Artesian Resources Corp. Class A	657	15,118
Cadiz, Inc. (a)	890	7,654
California Water Service Group	3,273	60,289
Connecticut Water Service, Inc.	676	20,706
Consolidated Water Co., Inc.	1,250	9,813
Middlesex Water Co.	1,346	26,032
SJW Corp.	1,155	27,997
York Water Co.	1,045	18,152
		251,659
TOTAL UTILITIES		3,464,289
TOTAL COMMON STOCKS (Cost $89,859,746)		92,725,685
Investment Companies - 0.2%

Fidus Investment Corp.	879	14,767
Firsthand Technology Value Fund, Inc. (a)	658	11,805
Golub Capital BDC, Inc.	1,264	19,756
Horizon Technology Finance Corp.	598	9,753
New Mountain Finance Corp.	1,337	20,042
Solar Capital Ltd.	3,082	70,270
Solar Senior Capital Ltd.	719	12,626
TOTAL INVESTMENT COMPANIES (Cost $155,736)		159,019
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.12% to 0.15% 11/15/12 to 3/7/13 (e) (Cost $199,957)	$ 200,000	199,964
Money Market Funds - 4.2%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b)	1,342,174	$ 1,342,174
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	2,571,846	2,571,846
TOTAL MONEY MARKET FUNDS (Cost $3,914,020)		3,914,020
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $94,129,459)		96,998,688
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(2,897,692)
NET ASSETS - 100%		$ 94,100,996
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
21 NYFE Russell 2000 Mini Index Contracts	Dec. 2012	$ 1,714,230	$ 8,872

The face value of futures purchased as a percentage of net assets is 1.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $189,969.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,463
Fidelity Securities Lending Cash Central Fund	37,782
Total	$ 39,245
Other Information

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 12,923,830	$ 12,923,830	$ -	$ -
Consumer Staples	3,384,908	3,384,908	-	-
Energy	5,537,554	5,537,554	-	-
Financials	20,729,646	20,729,646	-	-
Health Care	11,561,000	11,561,000	-	-
Industrials	14,233,031	14,233,031	-	-
Information Technology	15,453,552	15,453,552	-	-
Materials	4,779,373	4,779,373	-	-
Telecommunication Services	658,502	658,502	-	-
Utilities	3,464,289	3,464,289	-	-
Investment Companies	159,019	159,019	-	-
U.S. Government and Government Agency Obligations	199,964	-	199,964	-
Money Market Funds	3,914,020	3,914,020	-	-
Total Investments in Securities:	$ 96,998,688	$ 96,798,724	$ 199,964	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 8,872	$ 8,872	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 8,872	$ -
Total Value of Derivatives	$ 8,872	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Small Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

	October 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,464,549) - See accompanying schedule: Unaffiliated issuers (cost $90,215,439)	$ 93,084,668
Fidelity Central Funds (cost $3,914,020)	3,914,020
Total Investments (cost $94,129,459)		$ 96,998,688
Receivable for investments sold		17,521
Receivable for fund shares sold		687,299
Dividends receivable		37,198
Distributions receivable from Fidelity Central Funds		11,689
Receivable for daily variation margin on futures contracts		8,341
Receivable from investment adviser for expense reductions		3,587
Other receivables		172
Total assets		97,764,495

Liabilities
Payable to custodian bank	$ 649
Payable for investments purchased	984,115
Payable for fund shares redeemed	88,589
Accrued management fee	11,222
Other affiliated payables	7,078
Collateral on securities loaned, at value	2,571,846
Total liabilities		3,663,499

Net Assets		$ 94,100,996
Net Assets consist of:
Paid in capital		$ 90,620,935
Undistributed net investment income		391,484
Accumulated undistributed net realized gain (loss) on investments		210,489
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,878,088
Net Assets		$ 94,100,996

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

October 31, 2012 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($23,964,286 ÷ 2,030,089 shares)	$ 11.80

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($46,666,575 ÷ 3,947,783 shares)	$ 11.82

Institutional Class: Net Asset Value, offering price and redemption price per share ($23,362,906 ÷ 1,975,807 shares)	$ 11.82

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($107,229 ÷ 9,068 shares)	$ 11.82

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Small Cap Index Fund
Financial Statements - continued

Statement of Operations

	Six months ended October 31, 2012 (Unaudited)

Investment Income
Dividends		$ 406,635
Interest		163
Income from Fidelity Central Funds (including $37,782 from security lending)		39,245
Total income		446,043

Expenses
Management fee	$ 44,111
Transfer agent fees	31,297
Independent trustees' compensation	89
Miscellaneous	66
Total expenses before reductions	75,563
Expense reductions	(16,226)	59,337
Net investment income (loss)		386,706
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	216,665
Futures contracts	16,133
Total net realized gain (loss)		232,798
Change in net unrealized appreciation (depreciation) on: Investment securities	321,633
Assets and liabilities in foreign currencies	(13)
Futures contracts	(3,307)
Total change in net unrealized appreciation (depreciation)		318,313
Net gain (loss)		551,111
Net increase (decrease) in net assets resulting from operations		$ 937,817

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended October 31, 2012 (Unaudited)	For the period September 8, 2011 (commencement of operations) to April 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 386,706	$ 174,118
Net realized gain (loss)	232,798	166,114
Change in net unrealized appreciation (depreciation)	318,313	2,559,775
Net increase (decrease) in net assets resulting from operations	937,817	2,900,007
Distributions to shareholders from net investment income	(97,657)	(62,637)
Distributions to shareholders from net realized gain	(173,836)	-
Total distributions	(271,493)	(62,637)
Share transactions - net increase (decrease)	56,301,047	34,272,912
Redemption fees	19,176	4,167
Total increase (decrease) in net assets	56,986,547	37,114,449

Net Assets
Beginning of period	37,114,449	-
End of period (including undistributed net investment income of $391,484 and undistributed net investment income of $102,435, respectively)	$ 94,100,996	$ 37,114,449

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended October 31, 2012	Year ended April 30,
	(Unaudited)	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.78	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.09
Net realized and unrealized gain (loss)	.03	1.73
Total from investment operations	.10	1.82
Distributions from net investment income	(.03)	(.04)
Distributions from net realized gain	(.05)	-
Total distributions	(.08)	(.04)
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 11.80	$ 11.78
Total Return B, C	.87%	18.27%
Ratios to Average Net Assets E, H
Expenses before reductions	.36% A	.36% A
Expenses net of fee waivers, if any	.31% A	.31% A
Expenses net of all reductions	.31% A	.31% A
Net investment income (loss)	1.21% A	1.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,964	$ 12,116
Portfolio turnover rate F	21% A	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended October 31, 2012	Year ended April 30,
	(Unaudited)	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.79	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.10
Net realized and unrealized gain (loss)	.03	1.73
Total from investment operations	.11	1.83
Distributions from net investment income	(.03)	(.04)
Distributions from net realized gain	(.05)	-
Total distributions	(.08)	(.04)
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 11.82	$ 11.79
Total Return B, C	.97%	18.38%
Ratios to Average Net Assets E, H
Expenses before reductions	.23% A	.23% A
Expenses net of fee waivers, if any	.17% A	.17% A
Expenses net of all reductions	.17% A	.17% A
Net investment income (loss)	1.35% A	1.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,667	$ 23,851
Portfolio turnover rate F	21% A	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended October 31, 2012	Year ended April 30,
	(Unaudited)	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.80	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.10
Net realized and unrealized gain (loss)	.02	1.74
Total from investment operations	.10	1.84
Distributions from net investment income	(.03)	(.04)
Distributions from net realized gain	(.05)	-
Total distributions	(.08)	(.04)
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 11.82	$ 11.80
Total Return B, C	.89%	18.49%
Ratios to Average Net Assets E, H
Expenses before reductions	.17% A	.17% A
Expenses net of fee waivers, if any	.13% A	.13% A
Expenses net of all reductions	.13% A	.13% A
Net investment income (loss)	1.39% A	1.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,363	$ 574
Portfolio turnover rate F	21% A	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended October 31, 2012	Year ended April 30,
	(Unaudited)	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.80	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.10
Net realized and unrealized gain (loss)	.02	1.75
Total from investment operations	.10	1.85
Distributions from net investment income	(.03)	(.05)
Distributions from net realized gain	(.05)	-
Total distributions	(.08)	(.05)
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 11.82	$ 11.80
Total Return B, C	.90%	18.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.15% A	.15% A
Expenses net of fee waivers, if any	.11% A	.11% A
Expenses net of all reductions	.11% A	.11% A
Net investment income (loss)	1.41% A	1.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 107	$ 574
Portfolio turnover rate F	21% A	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2012 (Unaudited)

1. Organization.

Spartan® Mid Cap Index Fund and Spartan Small Cap Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class, Fidelity Advantage® Class, Institutional Class and Fidelity Advantage® Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by FMR Fair Value Committee (the Committee), in accordance with procedures adopted by each Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2012, is included at the end of each Fund's Schedule of Investments.

Foreign Currency Translation. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to future transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Spartan Mid Cap Index Fund	$ 85,209,580	$ 7,157,511	$ (3,528,305)	$ 3,629,206
Spartan Small Cap Index Fund	94,208,516	8,114,253	(5,324,081)	2,790,172

Short-Term Trading (Redemption) Fees. Shares held by investors in the Spartan Mid Cap Index Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. Shares held by investors in the Spartan Small Cap Index Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as shown in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Spartan Mid Cap Index Fund
Equity Risk
Futures Contracts	$ (2,267)	$ (13,193)
Totals (a)	$ (2,267)	$ (13,193)

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Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Spartan Small Cap Index Fund
Equity Risk
Futures Contracts	$ 16,133	$ (3,307)
Totals (a)	$ 16,133	$ (3,307)

(a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Mid Cap Index Fund	45,280,124	4,093,555
Spartan Small Cap Index Fund	62,155,805	6,222,837

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .12% and .15% of average net assets for Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund, respectively. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Fidelity Advantage Class	Institutional Class	Fidelity Advantage Institutional Class
Spartan Mid Cap Index	.33%	.20%	.14%	.12%
Spartan Small Cap Index Fund	.36%	.23%	.17%	.15%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035%, .015% of average net assets for each Fund's Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, each Investor Class, Fidelity Advantage Class and Institutional Class pays all or a portion of the transfer agent fees at an annual rate of .21%, .08% and .02% of average net assets, respectively. Each Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Spartan Mid Cap Index Fund
Investor Class	$ 11,185
Fidelity Advantage Class	10,930
Institutional Class	2,512
$ 24,627

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Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Amount
Spartan Small Cap Index Fund
Investor Class	$ 17,140
Fidelity Advantage Class	13,226
Institutional Class	931
$ 31,297

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Spartan Mid Cap Index Fund	$ 76
Spartan Small Cap Index Fund	66

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's

Semiannual Report

8. Security Lending - continued

Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

FMR contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Spartan Mid Cap Index Fund
Investor Class	.26%	$ 3,778
Fidelity Advantage Class	.12%	11,048
Institutional Class	.08%	7,618
Fidelity Advantage Institutional Class	.06%	32
Spartan Small Cap Index Fund
Investor Class	.31%	$ 4,174
Fidelity Advantage Class	.17%	10,045
Institutional Class	.13%	1,980
Fidelity Advantage Institutional Class	.11%	24

The expense limitations that will be in effect on January 1, 2013 are noted in the table below and will remain in place through June 30, 2014.

Expense Limitations
Spartan Mid Cap Index Fund
Investor Class	0.22%
Fidelity Advantage Class	0.08%
Institutional Class	0.06%
Fidelity Advantage Institutional Class	0.04%
Spartan Small Cap Index Fund
Investor Class	0.23%
Fidelity Advantage Class	0.09%
Institutional Class	0.07%
Fidelity Advantage Institutional Class	0.05%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Spartan Mid Cap Index Fund	$ 4
Spartan Small Cap Index Fund	3

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Spartan Mid Cap Index Fund	Six months ended October 31, 2012	Period ended April 30, 2012 A
From net investment income
Investor Class	$ 24,027	$ 6,655
Fidelity Advantage Class	63,155	34,019
Institutional Class	56,004	13,080
Fidelity Advantage Institutional Class	326	13,245
Total	$ 143,512	$ 66,999
Spartan Mid Cap Index Fund	Six months ended October 31, 2012	Period ended April 30, 2012 A
From net realized gain
Investor Class	$ 13,176	$ -
Fidelity Advantage Class	32,933	-
Institutional Class	28,277	-
Fidelity Advantage Institutional Class	158	-
Total	$ 74,544	$ -
Spartan Small Cap Index Fund	Six months ended October 31, 2012	Period ended April 30, 2012 A
From net investment income
Investor Class	$ 31,310	$ 8,321
Fidelity Advantage Class	65,801	31,978
Institutional Class	267	11,085
Fidelity Advantage Institutional Class	279	11,253
Total	$ 97,657	$ 62,637
From net realized gain
Investor Class	$ 57,982	$ -
Fidelity Advantage Class	114,954	-
Institutional Class	450	-
Fidelity Advantage Institutional Class	450	-
Total	$ 173,836	$ -

A For the period September 8, 2011 (commencement of operations) to April 30, 2012.

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Spartan Mid Cap Index Fund	Six months ended October 31, 2012	Period ended April 30, 2012 A	Six months ended October 31, 2012	Period ended April 30, 2012 A
Investor Class
Shares sold	696,871	1,073,102	$ 7,948,941	$ 11,607,584
Reinvestment of distributions	3,230	599	35,240	6,228
Shares redeemed	(180,598)	(406,668)	(2,071,525)	(4,362,958)
Net increase (decrease)	519,503	667,033	$ 5,912,656	$ 7,250,854
Fidelity Advantage Class
Shares sold	2,173,024	2,236,312	$ 24,948,048	$ 24,308,504
Reinvestment of distributions	8,185	3,211	89,383	33,395
Shares redeemed	(354,026)	(623,558)	(4,027,724)	(6,714,796)
Net increase (decrease)	1,827,183	1,615,965	$ 21,009,707	$ 17,627,103
Institutional Class
Shares sold	1,413,044	2,095,745	$ 16,222,822	$ 22,346,011
Reinvestment of distributions	7,718	1,258	84,281	13,080
Shares redeemed	(163,630)	(445,813)	(1,878,696)	(4,907,524)
Net increase (decrease)	1,257,132	1,651,190	$ 14,428,407	$ 17,451,567
Fidelity Advantage Institutional Class
Shares sold	-	259,312	$ -	$ 2,600,406
Reinvestment of distributions	44	1,274	484	13,245
Shares redeemed	-	(251,275)	-	(2,668,444)
Net increase (decrease)	44	9,311	$ 484	$ (54,793)
	Shares		Dollars
Spartan Small Cap Index Fund	Six months ended October 31, 2012	Period ended April 30, 2012 A	Six months ended October 31, 2012	Period ended April 30, 2012 A
Investor Class
Shares sold	1,243,043	1,370,303	$ 14,474,454	$ 15,166,122
Reinvestment of distributions	7,750	719	85,565	7,701
Shares redeemed	(248,812)	(342,914)	(2,882,386)	(3,653,649)
Net increase (decrease)	1,001,981	1,028,108	$ 11,677,633	$ 11,520,174
Fidelity Advantage Class
Shares sold	2,459,051	2,460,346	$ 28,681,893	$ 27,426,525
Reinvestment of distributions	15,257	2,986	168,587	31,978
Shares redeemed	(548,752)	(441,105)	(6,344,667)	(5,076,161)
Net increase (decrease)	1,925,556	2,022,227	$ 22,505,813	$ 22,382,342

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
Spartan Small Cap Index Fund	Six months ended October 31, 2012	Period ended April 30, 2012 A	Six months ended October 31, 2012	Period ended April 30, 2012 A
Institutional Class
Shares sold	2,016,774	250,001	$ 23,635,456	$ 2,500,010
Reinvestment of distributions	65	1,035	717	11,085
Shares redeemed	(89,686)	(202,382)	(1,059,593)	(2,325,911)
Net increase (decrease)	1,927,153	48,654	$ 22,576,580	$ 185,184
Fidelity Advantage Institutional Class
Shares sold	-	250,000	$ -	$ 2,500,010
Reinvestment of distributions	66	1,051	730	11,253
Shares redeemed	(39,655)	(202,394)	(459,709)	(2,326,051)
Net increase (decrease)	(39,589)	48,657	$ (458,979)	$ 185,212

A For the period September 8, 2011 (commencement of operations) to April 30, 2012.

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Mid Cap Index Fund
Spartan Small Cap Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the funds recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to their limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the period of each fund's operations shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 2% would mean that 98% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses, and that "fund-level" non-management expenses may exceed the fund's management fee and result in a negative net management fee. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under each fund's management contract.

Semiannual Report

Spartan Mid Cap Index Fund

Spartan Small Cap Index Fund

The Board noted that each fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Fidelity Advantage Class, Fidelity Advantage Institutional Class, and Institutional Class of Spartan Mid Cap Index Fund ranked below its competitive median for the period and the total expense ratio of Investor Class ranked equal to its competitive median for the period.

The Board considered that current contractual arrangements for Spartan Mid Cap Index Fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.20%; Fidelity Advantage Institutional Class: 0.12%; Institutional Class: 0.14%; and Investor Class: 0.33%. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Fidelity Advantage Institutional Class, Institutional Class, and Investor Class of the fund to the extent that total expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.12%, 0.06%, 0.08%, and 0.26% through June 30, 2013.

The Board noted that the total expense ratio of each of Fidelity Advantage Class, Fidelity Advantage Institutional Class, and Institutional Class of Spartan Small Cap Index Fund ranked below its competitive median for the period and the total expense ratio of Investor Class ranked above its competitive median for the period. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios.

The Board considered that current contractual arrangements for Spartan Small Cap Index Fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.23%; Fidelity Advantage Institutional Class: 0.15%; Institutional Class: 0.17%; and Investor Class: 0.36%. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Fidelity Advantage Institutional Class, Institutional Class, and Investor Class of the fund to the extent that total expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.17%, 0.11%, 0.13%, and 0.31% through June 30, 2013.

Semiannual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable, although Investor Class of Spartan Small Cap Index Fund was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

MCX-I-SCX-I-USAN-1212
1.929322.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 20, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 20, 2012